Prospectus

September 15, 1999


American Express Retirement Advisor Variable AnnuitySM


Individual flexible premium deferred combination fixed/variable annuity.

IDS Life Variable Account 10

Issued by:        IDS Life Insurance Company (IDS Life)
                  IDS Tower 10
                  Minneapolis, MN 55440-0010
                  Telephone: 800-437-0602
                  http://www.americanexpress.com/advisors


This prospectus contains information that you should know before investing. You also will receive the prospectuses for:

o        American Express Variable Portfolio Funds
o        AIM Variable Insurance Funds, Inc.
o        American Century Variable Portfolios, Inc.
o        Fidelity Variable Insurance Products Funds - Service Class
o        Franklin Templeton Variable Insurance Products Trust - Class 2
o        Goldman Sachs Variable Insurance Trust (VIT)
o        Lazard Retirement Series, Inc.
o        Putnam Variable Trust
o        Royce Capital Fund
o        Third Avenue Variable Series Trust
o        Wanger Advisors Trust
o        Warburg Pincus Trust

Please read the prospectuses carefully and keep them for future reference. This contract is available for qualified and nonqualified plans.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in this contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the federal deposit insurance corporation or any other government agency. An investment in this contract involves investment risk including the possible loss of principal.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting us at the telephone number above or by completing and sending the order form on the last page of this prospectus. The table of contents of the SAI is on the last page of this prospectus.

Table of Contents

Key Terms
The Contract in Brief
Expense Summary
Condensed Financial  Information  (Unaudited)
Financial Statements
Performance Information


The Variable  Account and the Funds


The Fixed  Account
Buying Your Contract
Charges
Valuing  Your  Investment
Making  the Most of Your  Contract
Surrenders
TSA -- Special Surrender  Provisions
Changing  Ownership
Benefits in Case of Death
The Annuity  Payout  Period
Taxes
Voting  Rights
Substitution  of Investments
About the  Service  Providers
Year 2000
Table of  Contents  of the Statement of Additional Information

Key Terms

These terms can help you understand details about your contract.

Accumulation unit -- A measure of the value of each subaccount before annuity payouts begin.

Annuitant -- The person on whose life or life expectancy the annuity payouts are based.

Annuity payouts -- An amount paid at regular intervals under one of several plans.

Beneficiary -- The person you designate to receive annuity benefits in case of the owner's or annuitant's death while the contract is in force and before annuity payouts begin.

Close of business -- When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

Contract value -- The total value of your contract before we deduct any applicable charges.

Contract year -- A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

Fixed account -- An account to which you may allocate purchase payments. Amounts
you  allocate  to  this   account  earn   interest  at  rates  that  we  declare
periodically.

Funds -- Mutual funds and/or portfolios that are investment options under your contract, each with a different investment objective. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

Owner (you, your) -- The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

Qualified annuity -- A contract that you purchase for one of the following retirement plans that is subject to applicable federal law and any rules of the plan itself:

o        Individual Retirement Annuities (IRAs)
o        Simplified Employee Pension (SEP) plans
o        Section 401(k) plans
o        Custodial and trusteed pension and profit sharing plans
o        Tax-Sheltered Annuities (TSAs)

All other contracts are considered nonqualified annuities.

Settlement date -- The date when annuity payouts are scheduled to begin.

Surrender value -- The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

Valuation date -- Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

Variable account -- Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

The Contract in Brief

Purpose: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more investments (purchase payments) that may earn returns that increase the value of the contract. The contract provides lifetime or other forms of payouts beginning at a specified date (the settlement date).

Free look period:                   You may return your  contract  to our office
                                    within 10 days after it is delivered to you and receive a full refund of the contract value, less any purchase payment credits up to the maximum surrender charge.
                                    (See "Valuing Your Investment - Purchase payment credits.") We will not deduct any other charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

Accounts:                           Currently, you may allocate your purchase
                                    payments among any or all of:

o the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. __)

o the fixed account, which earns interes at a rate that we adjust periodically. (p. __)

Buying your contract:               We will help you complete and
                                    submit  an  application.   Applications  are
                                    subject to acceptance at our office. You may
                                    buy a  nonqualified  annuity or a  qualified
                                    annuity.   After   your   initial   purchase
                                    payment, you have the option of making additional purchase payments in the future.

o Minimum initial purchase payment -- $2,000 ($1,000 for qualified annuities) unless you pay in installments by means of a bank authorization or under a group billing arrangement such as a payroll deduction.

o                                       Minimum additional purchase payment --
                                        $50.

o Minimum installment purchase payment -- $50 monthly; $23.08 biweekly (scheduled payment plan billing).

o                                       Maximum first-year purchase payments --
                                        $100,000 to $1,000,000 depending on your
                                        age.

o                                       Maximum purchase payment for each
                                        subsequent year -- $50,000 to $100,000
                                        depending upon your age. (p. __)

Transfers:          Subject   to  certain   restrictions   you   currently   may
                    redistribute your money among the subaccounts and the fixed account without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the fixed account and subaccounts. Fixed account transfers are subject to special restrictions. (p.
                    __)

Surrenders:         You may surrender all or part of your contract  value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and tax penalties (including a 10% IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. __)

Changing ownership: You  may  change  ownership  of a  nonqualified  annuity  by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. --)

Benefits in case
of death:           If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. --)

Annuity Payouts:    You can apply your contract  value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the qualified plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (p. __)

Taxes: Generally, your contract grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. __)

Charges:
o        $30 annual contract administrative charge;
o        for nonqualified annuities a 0.95% mortality and expense risk fee;
o        for qualified annuities a 0.75% mortality and expense risk fee;
o        surrender charge;
o        any premium taxes that may be imposed on us  by  state   or   local
         governments (currently,  we  deduct  any  applicable premium   tax
         when  you  make  a  full surrender   or  when   annuity   payouts
         begin); and
o        the operating expenses of the funds.

Expense Summary

The purpose of the following information is to help you understand the various costs and expenses associated with your contract.


You pay no sales charge when you purchase your contract. We show all costs that you bear directly or indirectly for the subaccounts and funds below. Some expenses may vary as we explain under "Charges." Please see the funds' prospectuses for more information on the operating expenses for each fund.


Contract owner expenses:


         Surrender charge: contingent deferred sales charge as a percentage of purchase payment surrendered. The owner selects either a seven-year or ten-year surrender charge schedule at the time of application.


                    Seven-year schedule                            Ten-year schedule


 Years from purchase payment                                     Years from purchase
           receipt              Surrender charge percentage        payment receipt        Surrender charge percentage
              1                             7%                            1                           8%
              2                              7                            2                            8
              3                              7                            3                            8
              4                              6                            4                            7
              5                              5                            4                            7
              6                              4                            6                            6
              7                              2                            7                            5
          Thereafter                         0                            8                            4
                                                                          9                            3
                                                                         10                            2
                                                                     Thereafter                        0

         Annual contract administrative charge                         $30*

* We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

Annual subaccount expenses (as a percentage of average subaccount value):

Mortality and expense risk fee               0.95% for nonqualified annuities
                                             0.75% for qualified annuities



Annual  operating  expenses  of the  funds  after  fee  waivers  and/or  expense reimbursements, if applicable, as a percentage of average daily net assets
                                                       Management          12b-1           Other
                                                       Fees                Fees            Expenses         Total
AXPSM Variable Portfolio - Blue Chip Advantage Fund    .56%                --              .39              .95%1
AXPSM Variable Portfolio - Bond Fund                   .60%                --              .07              .67%2
AXPSM Variable Portfolio - Capital Resource Fund       .59%                --              .07              .66%2
AXPSM Variable Portfolio - Cash Management Fund        .50%                --              .06              .56%2
AXPSM Variable Portfolio - Diversified Equity Income   .56%                --              .39              .95%1
Fund
AXPSM Variable Portfolio - Extra Income Fund           .62%                --              .09              .71%2
AXPSM Variable Portfolio - Federal Income Fund         .61%                --              .265             .875%1
AXPSM Variable Portfolio - Global Bond Fund            .83%                --              .13              .96%2
AXPSM Variable Portfolio - Growth Fund                 .63%                --              .32              .95%1
AXPSM Variable Portfolio - International Fund          .83%                --              .15              .98%2
AXPSM Variable Portfolio - Managed Fund                .59%                --              .04              .63%2
AXPSM Variable Portfolio - New Dimensions Fund         .61%                --              .06              .67%2
AXPSM Variable Portfolio - Small Cap Advantage Fund    .79%                --              .435             1.225%1
AXPSM Variable Portfolio - Strategy Aggressive Fund    .59%                --              .09              .68%2
AIM V.I. Capital Appreciation Fund                     .62%                --              .05              .67%3
AIM V.I. Capital Development Fund                      --%                 --              1.21             1.21%3,4
American Century VP International Fund                 1.48%               --              --               1.48%2
American Century VP Value Fund                         1.00%               --              --               1.00%2
Fidelity VIP III Growth & Income Portfolio (Service    .49%                .10             .11              .70%5
Class)
Fidelity VIP III Mid Cap Portfolio (Service Class)     .59%                .10             .41              1.10%2
Fidelity VIP Overseas Portfolio (Service Class)        .74%                .10             .13              .97%5
FT VIP Real Estate Securities Fund - Class 2            .52%               .25             .02              .79%6, 7
FT VIP Templeton International Smaller Companies       1.00%               .25             .10              1.35%6, 7
Fund - Class 2
FT VIP Value Securities Fund - Class 2                 .75%                .25             .08              1.08%6, 8
Goldman Sachs VIT CORESM Small Cap Equity Fund         .75%                --              .15              .90%9
Goldman Sachs VIT CORESM U.S. Equity Fund              .70%                --              .10              .80%9
Goldman Sachs VIT Mid Cap Value Fund                   .80%                --              .15              .95%10
Lazard Retirement International Equity Portfolio       .75%                .25             .25              1.25%11
Putnam VT International New Opportunities Fund -       1.18%               .15             .68              2.01%12
Class IB Shares
Putnam VT Vista Fund - Class IB Shares                 .65%                .15             .12              .92%1
Royce Micro-Cap Portfolio                              1.25%               --              .10              1.35%13
Third Avenue Value Portfolio                           .90%                --              .40              1.30%14
Wanger International Small Cap                         1.27%               --              .28              1.55%3
Wanger U.S. Small Cap                                  .96%                --              .06              1.02%3
Warburg Pincus Trust - Emerging Growth Portfolio       .84%                --              .41              1.25%15



1Based on estimated expenses.

2Annualized operating expenses of funds at Dec. 31, 1998.

3Figures in "Management Fees," "Other Expenses" and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 1998.

4Had there been no fee waivers or expense reimbursement, expenses would have been: 0.75%, 0.00%, 5.05% and 5.80%, respectively.

5 Fidelity Management & Research Company agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the Management
Fees, 12b-1 Fee, Other Expenses and Total as a percentage of average net assets for the following funds would have been: Fidelity VIP Growth & Income Portfolio
(0.49%,  0.10%,  0.12% and 0.71%) and Fidelity VIP  Overseas  Portfolio  (0.74%,
0.10%, 0.17% and 1.01%).

6The figure shown under Management Fees, combines both the Management and Portfolio Administration Fees. The Portfolio Administration Fee is a direct expense for the Templeton International Smaller Companies Fund and the Value
Securities Fund; the Real Estate Securities Fund pays for similar services indirectly through the Management Fee.

7Because no Class 2 shares were issued as of Dec. 31, 1998, figures (other than rule 12b-1 fees) are based on the Portfolio's Class 1 actual expenses for the fiscal year ended Dec. 31, 1998 plus Class 2's annual Rule 12b-1 fee of 0.25%.
(While the maximum amount payable under each Portfolio's Class 2 Rule 12b-1 plan is 0.35% per year of the Portfolio's average daily net assets, the Board of Trustees of Franklin Templeton Variable Insurance Products Trust has set the current rate at 0.25% per year).

8The  Value  Securities  Fund  commenced  operations  May  1,  1998,  therefore,
Management Fees and Rule 12b-1 Fees are annualized and Other Expenses are estimated for 1999. (While the maximum amount payable under the Portfolio's
Class 2 Rule 12b-1 plan is 0.35% per year of the Portfolio's average daily net assets, the Board of Trustees of Franklin Templeton Variable Insurance Products
Trust has set the current rate at 0.25% per year.)

9The Goldman Sachs VIT CORE Small Cap Equity and CORE U.S. Equity Funds' expenses are based on actual expenses for fiscal year ended Dec. 31, 1998. The
Investment  Adviser to the Goldman Sachs VIT CORE Small Cap Equity and CORE U.S.
Equity Funds has voluntarily agreed to reduce or limit certain "Other Expenses" of such funds (excluding management fees, taxes, interest and brokerage fees, litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.15% and 0.10% per annum of such funds' average daily net assets, respectively. The expenses shown include this reimbursement. If not included, the "Other Expenses" and "Total" for the Goldman Sachs VIT CORE Small
Cap Equity  and CORE U.S.  Equity  Funds  would be 3.17% and 3.92% and 2.13% and
2.83%, respectively. The reductions or limits may be discontinued or modified by the investment adviser in their discretion at any time.

10The Goldman Sachs VIT Mid Cap Value Fund's expenses are estimated due to the fund being in existence for less than ten months. The Investment Adviser to the Goldman Sachs VIT Mid Cap Value Fund has voluntarily agreed to reduce or limit certain "Other Expenses" of such funds (excluding management fees, taxes, interest and brokerage fees, litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.15% per annum of such fund's average daily net assets, respectively. The expenses shown include this reimbursement. If not included, the "Other Expenses" and "Total" for the Goldman
Sachs VIT Mid Cap Value Fund would be 0.57% and 1.37%, respectively. The reductions or limits may be discontinued or modified by the investment adviser in their discretion at any time.

11The Portfolio's Investment Manager agrees to waive its fees and/or reimburse the Portfolio through Dec. 31, 1999 to the extent total Portfolio annual expenses exceed 1.25% of the Portfolio's average daily net assets. Absent fee waivers and/or reimbursements, the Management Fees, 12b-1 Fees, Other Expenses and Total as a percentage of average net assets for fiscal year ended Dec. 31, 1998 would have been: (0.75%, 0.25%, 47.67% and 48.67%).

12The Management Fees and Total expenses shown in the table reflect an expense limitation. In the absence of an expense limitation, Management Fees and Total expenses would have been 1.20% and 2.03%, respectively.

13Expense ratios are shown after fee waivers and expense reimbursements by the investment advisor. The expense ratios before the waivers and reimbursements would have been 1.25%, 1.34% and 2.59%.

14The Fund's expenses are estimated because the fund had not commenced operations as of Aug. 10, 1999.

15Expense ratios are shown after fee waivers and expense reimbursements by the investment adviser. The expense ratios before the waivers and reimbursements would have been: (0.90%, 0.00%, 0.51% and 1.41%).



Examples:*


You would pay the following  expenses on a $1,000  investment in a  nonqualified annuity with a seven-year  surrender  charge  schedule and a 0.95% mortality and expense risk fee assuming a 5% annual return and....
                                                                                    no surrender or selection
                                        a full surrender at the end          of an annuity payout plan at the end of
                                            of each time period                         each time period

                                          1 year              3 years            1 year              3 years
AXPSM Variable Portfolio - Blue Chip      $90.33              $132.80            $20.33              $62.80
Advantage Fund
AXPSM Variable Portfolio - Bond Fund      87.46               124.09             17.46               54.09
AXPSM Variable Portfolio - Capital        87.35               123.78             17.35               53.78
Resource Fund
AXPSM Variable Portfolio - Cash           86.33               120.65             16.33               50.65
Management Fund
AXPSM Variable Portfolio - Diversified    90.33               132.80             20.33               62.80
Equity Income Fund
AXPSM Variable Portfolio - Extra Income   87.87               125.34             17.87               55.34
Fund
AXPSM Variable Portfolio - Federal        89.56               130.48             19.56               60.48
Income Fund
AXPSM Variable Portfolio - Global Bond    90.43               133.11             20.43               63.11
Fund
AXPSM Variable Portfolio - Growth Fund    90.33               132.80             20.33               62.80
AXPSM Variable Portfolio - International  90.63               133.74             20.63               63.74
Fund
AXPM Variable Portfolio - Managed Fund    87.05               122.84             17.05               52.84
AXPM Variable Portfolio - New Dimensions  87.46               124.09             17.46               54.09
Fund
AXPSM Variable Portfolio - Small Cap      93.14               141.31             23.14               71.31
Advantage Fund
AXPSM Variable Portfolio - Strategy       87.56               124.40             17.56               54.40
Aggressive Fund
AIM V.I. Capital Appreciation Fund        87.46               124.09             17.46               54.09
AIM V.I. Capital Development Fund         92.99               140.85             22.99               70.85
American Century VP International Fund    95.76               149.16             25.76               79.16
American Century VP Value Fund            90.84               134.36             20.84               64.36
Fidelity VIP III Growth & Income          87.76               125.03             17.76               55.03
Portfolio (Service Class)
Fidelity VIP III Mid Cap Portfolio        91.86               137.45             21.86               67.45
(Service Class)
Fidelity VIP Overseas Portfolio (Service  90.53               133.43             20.53               63.43
Class)
FT VIP Real Estate Securities Fund -      88.69               127.83             18.69               57.83
Class 2
FT VIP Templeton International Smaller    94.43               145.17             24.43               75.17
Companies Fund - Class 2
FT VIP Value Securities Fund - Class 2    91.66               136.83             21.66               66.83
Goldman Sachs VIT CORESM Small Cap        89.81               131.25             19.81               61.25
Equity Fund
Goldman Sachs VIT CORESM U.S. Equity Fund 88.79               128.14             18.79               58.14
Goldman Sachs VIT Mid Cap Value Fund      90.33               132.80             20.33               62.80
Lazard Retirement International Equity    93.40               142.09             23.40               72.09
Portfolio
Putnam VT International New               101.19              165.34             31.19               95.34
Opportunities Fund - Class IB Shares
Putnam VT Vista Fund - Class IB Shares    90.02               131.87             20.02               61.87
 Royce Micro-Cap Portfolio                94.43               145.17             24.43               75.17
Third Avenue Value Portfolio              93.91               143.63             23.91               73.63
Wanger International Small Cap            96.48               151.31             26.48               81.31
Wanger U.S. Small Cap                     91.04               134.98             21.04               64.98
Warburg Pincus Trust - Emerging Growth    93.40               142.09             23.40               72.09
Portfolio




You would pay the following  expenses on a $1,000  investment in a  nonqualified annuity with a ten-year  surrender  charge  schedule and a 0.95%  mortality  and expense risk fee assuming a 5% annual return and....
                                                                                    no surrender or selection
                                        a full surrender at the end          of an annuity payout plan at the end of
                                            of each time period                         each time period


                                          1 year              3 years            1 year              3 years
AXPSM Variable Portfolio - Blue Chip      $100.33             $142.80            $20.33              $62.80
Advantage Fund
AXPSM Variable Portfolio - Bond Fund      97.46               134.09             17.46               54.09
AXPSM Variable Portfolio - Capital        97.35               133.78             17.35               53.78
Resource Fund
AXPSM Variable Portfolio - Cash           96.33               130.65             16.33               50.65
Management Fund
AXPSM Variable Portfolio - Diversified    100.33              142.80             20.33               62.80
Equity Income Fund
AXPSM Variable Portfolio - Extra Income   97.87               135.34             17.87               55.34
Fund
AXPSM Variable Portfolio - Federal        99.56               140.48             19.56               60.48
Income Fund
AXPSM Variable Portfolio - Global Bond    100.43              143.11             20.43               63.11
Fund
AXPSM Variable Portfolio - Growth Fund    100.33              142.80             20.33               62.80
AXPSM Variable Portfolio - International  100.63              143.74             20.63               63.74
Fund
AXPSM Variable Portfolio - Managed Fund   97.05               132.84             17.05               52.84
AXPSM Variable Portfolio - New            97.46               134.09             17.46               54.09
Dimensions Fund
AXPSM Variable Portfolio - Small Cap      103.14              151.31             23.14               71.31
Advantage Fund
AXPSM Variable Portfolio - Strategy       97.56               134.40             17.56               54.40
Aggressive Fund
AIM V.I. Capital Appreciation Fund        97.46               134.09             17.46               54.09
AIM V.I. Capital Development Fund         102.99              150.85             22.99               70.85
American Century VP International Fund    105.76              159.16             25.76               79.16
American Century VP Value Fund            100.84              144.36             20.84               64.36
Fidelity VIP III Growth & Income          97.76               135.03             17.76               55.03
Portfolio (Service Class)
Fidelity VIP III Mid Cap Portfolio        101.86              147.45             21.86               67.45
(Service Class)
Fidelity VIP Overseas Portfolio (Service  100.53              143.43             20.53               63.43
Class)
FT VIP Real Estate Securities Fund -      98.69               137.83             18.69               57.83
Class 2
FT VIP Templeton International Smaller    104.43              155.17             24.43               75.17
Companies Fund - Class 2
FT VIP Value Securities Fund - Class 2    101.66              146.83             21.66               66.83
Goldman Sachs VIT CORESM Small Cap        99.81               141.25             19.81               61.25
Equity Fund
Goldman Sachs VIT CORESM U.S. Equity Fund 98.79               138.14             18.79               58.14
Goldman Sachs VIT Mid Cap Value Fund      100.33              142.80             20.33               62.80
Lazard Retirement International Equity    103.40              152.09             23.40               72.09
Portfolio
Putnam VT International New               111.19              175.34             31.19               95.34
Opportunities Fund - Class IB Shares
Putnam VT Vista Fund - Class IB Shares    100.02              141.87             20.02               61.87
 Royce Micro-Cap Portfolio                104.43              155.17             24.43               75.17
Third Avenue Value Portfolio              103.91              153.63             23.91               73.63
Wanger International Small Cap            106.48              161.31             26.48               81.31
Wanger U.S. Small Cap                     101.04              144.98             21.04               64.98
Warburg Pincus Trust - Emerging Growth    103.40              152.09             23.40               72.09
Portfolio




You would pay the  following  expenses  on a $1,000  investment  in a  qualified annuity with a seven-year  surrender  charge  schedule and a 0.75% mortality and expense risk fee assuming a 5% annual return and....
                                                                                    no surrender or selection
                                        a full surrender at the end          of an annuity payout plan at the end of
                                            of each time period                         each time period

                                          1 year              3 years            1 year              3 years
AXPSM Variable Portfolio - Blue Chip      $88.28              $126.58            $18.28              $56.58
Advantage Fund
AXPSM Variable Portfolio - Bond Fund      85.41               117.83             15.41               47.83
AXPSM Variable Portfolio - Capital        85.30               117.52             15.30               47.52
Resource Fund
AXPSM Variable Portfolio - Cash           84.28               114.38             14.28               44.38
Management Fund
AXPSM Variable Portfolio - Diversified    88.28               126.58             18.28               56.58
Equity Income Fund
AXPSM Variable Portfolio - Extra Income   85.82               119.09             15.82               49.09
Fund
AXPSM Variable Portfolio - Federal        87.51               124.25             17.51               54.25
Income Fund
AXPSM Variable Portfolio - Global Bond    88.38               126.90             18.38               56.90
Fund
AXPSM Variable Portfolio - Growth Fund    88.28               126.58             18.28               56.58
AXPSM Variable Portfolio - International  88.58               127.52             18.58               57.52
Fund
AXPSM Variable Portfolio - Managed Fund   85.00               116.58             15.00               46.58
AXPSM Variable Portfolio - New            85.41               117.83             15.41               47.83
Dimensions Fund
AXPSM Variable Portfolio - Small Cap      91.09               135.13             21.09               65.13
Advantage Fund
AXPSM Variable Portfolio - Strategy       85.51               118.15             15.51               48.15
Aggressive Fund
AIM V.I. Capital Appreciation Fund        85.41               117.83             15.41               47.83
AIM V.I. Capital Development Fund         90.94               134.67             20.94               64.67
American Century VP International Fund    93.71               143.01             23.71               73.01
American Century VP Value Fund            88.79               128.14             18.79               58.14
Fidelity VIP III Growth & Income          85.71               118.77             15.71               48.77
Portfolio (Service Class)
Fidelity VIP III Mid Cap Portfolio        89.81               131.25             19.81               61.25
(Service Class)
Fidelity VIP Overseas Portfolio (Service  88.48               127.21             18.48               57.21
Class)
FT VIP Real Estate Securities Fund -      86.64               121.59             16.64               51.59
Class 2
FT VIP Templeton International Smaller    92.38               139.00             22.38               69.00
Companies Fund - Class 2
FT VIP Value Securities Fund - Class 2    89.61               130.63             19.61               60.63
Goldman Sachs VIT CORESM Small Cap        87.76               125.03             17.76               55.03
Equity Fund
Goldman Sachs VIT CORESM U.S. Equity Fund 86.74               121.90             16.74               51.90
Goldman Sachs VIT Mid Cap Value Fund      88.28               126.58             18.28               56.58
Lazard Retirement International Equity    91.35               135.90             21.35               65.90
Portfolio
Putnam VT International New               99.14               159.26             29.14               89.26
Opportunities Fund - Class IB Shares
Putnam VT Vista Fund - Class IB Shares    87.97               125.65             17.97               55.65
 Royce Micro-Cap Portfolio                92.38               139.00             22.38               69.00
Third Avenue Value Portfolio              91.86               137.45             21.86               67.45
Wanger International Small Cap            94.43               145.17             24.43               75.17
Wanger U.S. Small Cap                     88.99               128.76             18.99               58.76
Warburg Pincus Trust - Emerging Growth    91.35               135.90             21.35               65.90
Portfolio


You would pay the  following  expenses  on a $1,000  investment  in a  qualified annuity with a ten-year  surrender  charge  schedule and a 0.75%  mortality  and expense risk fee assuming a 5% annual return and....
                                                                                    no surrender or selection
                                        a full surrender at the end          of an annuity payout plan at the end of
                                            of each time period                         each time period

                                          1 year              3 years            1 year              3 years
AXPSM Variable Portfolio - Blue Chip      $98.28              $136.58            $18.28              $56.58
Advantage Fund
AXPSM Variable Portfolio - Bond Fund      95.41               127.83             15.41               47.83

AXPSM Variable Portfolio - Capital        95.30               127.52             15.30               47.52
Resource Fund
AXPSM Variable Portfolio - Cash           94.28               124.38             14.28               44.38
Management Fund
AXPSM Variable Portfolio - Diversified    98.28               136.58             18.28               56.58
Equity Income Fund
AXPSM Variable Portfolio - Extra Income   95.82               129.09             15.82               49.09
Fund
AXPSM Variable Portfolio - Federal        97.51               134.25             17.51               54.25
Income Fund
AXPSM Variable Portfolio - Global Bond    98.38               136.90             18.38               56.90
Fund
AXPSM Variable Portfolio - Growth Fund    98.28               136.58             18.28               56.58
AXPSM Variable Portfolio - International  98.58               137.52             18.58               57.52
Fund
AXPSM Variable Portfolio - Managed Fund   95.00               126.58             15.00               46.58
AXPSM Variable Portfolio - New            95.41               127.83             15.41               47.83
Dimensions Fund
AXPSM Variable Portfolio - Small Cap      101.09              145.13             21.09               65.13
Advantage Fund
AXPSM Variable Portfolio - Strategy       95.51               128.15             15.51               48.15
Aggressive Fund
AIM V.I. Capital Appreciation Fund        95.41               127.83             15.41               47.83
AIM V.I. Capital Development Fund         100.94              144.67             20.94               64.67
American Century VP International Fund    103.71              153.01             23.71               73.01
American Century VP Value Fund            98.79               138.14             18.79               58.14
Fidelity VIP III Growth & Income          95.71               128.77             15.71               48.77
Portfolio (Service Class)
Fidelity VIP III Mid Cap Portfolio        99.81               141.25             19.81               61.25
(Service Class)
Fidelity VIP Overseas Portfolio (Service  98.48               137.21             18.48               57.21
Class)
FT VIP Real Estate Securities Fund -      96.64               131.59             16.64               51.59
Class 2
FT VIP Templeton International Smaller    102.38              149.00             22.38               69.00
Companies Fund - Class 2
FT VIP Value Securities Fund - Class 2    99.61               140.63             19.61               60.63
Goldman Sachs VIT CORESM Small Cap        97.76               135.03             17.76               55.03
Equity Fund
Goldman Sachs VIT CORESM U.S. Equity Fund 96.74               131.90             16.74               51.90
Goldman Sachs VIT Mid Cap Value Fund      98.28               136.58             18.28               56.58
Lazard Retirement International Equity    101.35              145.90             21.35               65.90
Portfolio
Putnam VT International New               109.14              169.26             29.14               89.26
Opportunities Fund - Class IB Shares
Putnam VT Vista Fund - Class IB Shares    97.97               135.65             17.97               55.65
 Royce Micro-Cap Portfolio                102.38              149.00             22.38               69.00
Third Avenue Value Portfolio              101.86              147.45             21.86               67.45
Wanger International Small Cap            104.43              155.17             24.43               75.17
Wanger U.S. Small Cap                     98.99               138.76             18.99               58.76
Warburg Pincus Trust - Emerging Growth    101.35              145.90             21.35               65.90
Portfolio

*    In these examples,  the $30 contract  administrative charge is approximated as a .083% charge based on our estimated  average  contract  size.  Premium taxes  imposed by some state and local  governments  are not  reflected  in these  examples.  We entered into certain  arrangements  under which we are
     compensated   by  the  funds'   advisors   and/or   distributors   for  the
     administrative services we provide to the funds.

You should not consider these examples as representations of past or future expenses. Actual expenses may be more or less than those shown.

Condensed Financial Information (Unaudited)


We have not provided any condensed financial information for the subaccounts because they are new and do not have any history.


Financial Statements


You can find our audited financial statements in the SAI. The SAI does not include the audited financial statements of the subaccounts because they are new and do not have any performance.


Performance Information


Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. Currently, we do not provide any performance information for the subaccounts because they are new and have not had any activity to date. However, we show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.


We include non-recurring charges (such as surrender charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures reflect deduction of all applicable charges, including:

o  the contract administrative charge,
o  mortality and expense risk fee, and
o  surrender charge (assuming a surrender at the end of the illustrated period).

We also may make optional total return quotations that do not reflect a surrender charge deduction (assuming no surrender). Total return quotations may be shown by means of schedules, charts or graphs.

Average annual total return is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

Cumulative total return is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

Annualized simple yield (for subaccounts investing in money market funds) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

Annualized compound yield (for subaccounts investing in money market funds) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

Annualized yield (for subaccounts investing in income funds) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us.

The Variable Account and the Funds


You may allocate payments to any or all the subaccounts of the variable account that invest in shares of the following funds:



------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Investment Advisor or
  Subaccount    Investing in                Investment Objectives and Policies                   Manager
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      BC1       AXPSM Variable Portfolio -  Objective: long-term total return exceeding that of  IDS Life, investment
      BC2       Blue Chip Advantage Fund    the U.S. stock market. Invests primarily in common   manager; American Express
                                            stocks of companies included in the unmanaged S&P    Financial Corporation
                                            500 Index.                                           (AEFC), investment advisor.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      BD1       AXPSM Variable Portfolio -  Objective: high level of current income while        IDS Life, investment
      BD2       Bond Fund                   conserving the value of the investment for the       manager; AEFC, investment
                                            longest time period. Invests primarily in            advisor.
                                            investment-grade bonds.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      CR1       AXPSM Variable Portfolio -  Objective: capital appreciation. Invests primarily   IDS Life, investment
      CR2       Capital Resource Fund       in U.S. common stocks.                               manager; AEFC, investment
                                                                                                 advisor.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      CM1       AXPSM Variable Portfolio -  Objective: maximum current income consistent with    IDS Life, investment
      CM2       Cash Management Fund        liquidity and conservation of capital. Invests in    manager; AEFC, investment
                                            money market securities.                             advisor.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      DE1       AXPSM Variable Portfolio -  Objective: a high level of current income and, as a  IDS Life, investment
      DE2       Diversified Equity Income   secondary goal, steady growth of capital. Invests    manager; AEFC, investment
                Fund                        primarily in dividend-paying common and preferred    advisor.
                                            stocks.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      EI1       AXPSM Variable Portfolio -  Objective: high current income, with capital growth  IDS Life, investment
      EI2       Extra Income Fund           as a secondary objective. Invests primarily in       manager; AEFC, investment
                                            long-term, high-yielding, high-risk debt securities  advisor.
                                            below investment grade issued by U.S. and foreign
                                            corporations.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      FI1       AXPSM Variable Portfolio -  Objective: a high level of current income and        IDS Life, investment
      FI2       Federal Income Fund         safety of principal consistent with an investment    manager; AEFC, investment
                                            in U.S. government and government agency             advisor.
                                            securities. Invests primarily in debt obligations
                                            issued or guaranteed as to principal and interest
                                            by the U.S. government, its agencies or
                                            instrumentalities.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      GB1       AXPSM Variable Portfolio -  Objective: high total return through income and      IDS Life, investment
      GB2       Global Bond Fund            growth of capital. Invests primarily in debt         manager; AEFC, investment
                                            securities of U.S. and foreign issuers.              advisor.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      GR1       AXPSM Variable Portfolio -  Objective: long-term capital growth. Invests         IDS Life, investment
      GR2       Growth Fund                 primarily in common stocks and securities            manager; AEFC, investment
                                            convertible into common stocks that appear to offer  advisor.
                                            growth opportunities.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      IE1       AXPSM Variable Portfolio -  Objective: capital appreciation. Invests primarily   IDS Life, investment
      IE2       International Fund          in common stock of foreign issuers.                  manager; AEFC, investment
                                                                                                 advisor; American Express
                                                                                                 Asset Management
                                                                                                 International, Inc., a
                                                                                                 wholly-owned subsidiary of
                                                                                                 AEFC, sub-investment advisor.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      MF1       AXPSM Variable Portfolio -  Objective: maximum total investment return through   IDS Life, investment
      MF2       Managed Fund                a combination of capital growth and current income.  manager; AEFC, investment
                                            Invests primarily in stocks, convertible             advisor.
                                            securities, bonds and money market instruments.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      ND1       AXPSM Variable Portfolio -  Objective: long-term growth of capital. Invests      IDS Life, investment
      ND2       New Dimensions Fund         primarily in common stocks of U.S. and foreign       manager; AEFC, investment
                                            companies showing potential for significant growth.  advisor.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      SC1       AXPSM Variable Portfolio -  Objective: long-term capital growth. Invests         IDS Life, investment
      SC2       Small Cap Advantage Fund    primarily in equity stocks of small companies that   manager; AEFC, investment
                                            are often included in the S&P SmallCap 600 Index or  advisor; Kenwood Capital Management
                                            the Russell 2000 Index.                              LLC, sub-investment advisor.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      SA1       AXPSM Variable Portfolio -  Objective: capital appreciation. Invests primarily    IDS Life, investment
      SA2       Strategy Aggressive Fund    in common stocks of small- and medium-size companies. manager; AEFC investment advisor; American Express Asset
                                                                                                  Management Group Inc.,
                                                                                                  sub-investment advisor.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      1CA       AIM V.I. Capital            Objective: growth of capital.  Invests primarily in  A I M Advisors, Inc.
      2CA       Appreciation Fund           common stocks, with emphasis on medium- or
                                            small-sized growth companies.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      1CD       AIM V.I. Capital            Objective: long term growth of capital.  Invests     A I M Advisors, Inc.
      2CD       Development Fund            primarily in securities (including common stocks,
                                            convertible securities and bonds) of small- and
                                            medium-sized companies.
------------------------------------------------------------------------------------------------------------------------------
      1IF       American Century VP         Objective: long term capital growth. Invests         American Century Investment
      2IF       International Fund          primarily in stocks of growing foreign companies.    Management, Inc.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      1VA       American Century VP Value   Objective: long-term capital growth, with income as  American Century Investment
      2VA       Fund                        a secondary objective. Invests primarily in          Management, Inc.
                    securities that management believes to be
                      undervalued at the time of purchase.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      1GI       Fidelity VIP III Growth &   Objective: high total return through a combination   Fidelity Management &
      2GI       Income Portfolio (Service   of current income and capital appreciation. Invests  Research Company (FMR),
                Class)                      primarily in common stocks with a focus on those     investment manager; FMR
                                            that pay current dividends and show potential for    U.K. and FMR Far East,
                                            capital appreciation.                                sub-investment advisors.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      1MP       Fidelity VIP III Mid Cap    Objective: long-term growth of capital. Invests      FMR, investment manager;
      2MP       Portfolio (Service Class)   primarily in medium market capitalization common     FMR U.K. and FMR Far East,
                                            stocks.                                              sub-investment advisors.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      1OS       Fidelity VIP Overseas       Objective: long-term growth of capital. Invests      FMR, investment manager;
      2OS       Portfolio (Service Class)   primarily in common stocks of foreign securities.    FMR U.K., FMR Far East,
                                                                                                 Fidelity International
                                                                                                 Investment Advisors (FIIA)
                                                                                                 and FIIA U.K., sub-investment
                                                                                                 advisors.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      1RE       Franklin Templeton VIP      Objective: capital appreciation with a secondary     Franklin Advisers, Inc.
      2RE       Trust Real Estate           goal to earn current income. Invests primarily in
                Securities Fund - Class 2   securities of companies operating in the real
                                            estate industry, primarily equity real estate
                                            investment trusts (REITS).
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      1IS       Franklin Templeton VIP      Objective: long-term capital appreciation. Invests   Templeton Investment
      2IS       Trust Templeton             primarily in equity securities of smaller companies  Counsel, Inc.
                International  Smaller      located  outside the U.S.,  including in
                emerging Companies Fund
                - Class 2 markets.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      1SI       Franklin Templeton VIP      Objective: long-term total return. Invests           Franklin Advisory Services,
      2SI       Trust Value Securities      primarily in equity securities of companies the      LLC
                Fund - Class 2              manager believes are significantly undervalued.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      1SE       Goldman Sachs VIT           Objective: long-term growth of capital. Invests      Goldman Sachs Asset
      2SE       CORESM Small Cap            primarily in a broadly diversified portfolio of      Management
                Equity Fund                 equity securities of U.S. issuers which are
                                            included in the Russell 2000 Index at the time of
                                            investment.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      1UE       Goldman Sachs VIT           Objective: long-term growth of capital and dividend  Goldman Sachs Asset
      2UE       CORESMU.S. Equity Fund      income. Invests primarily in a broadly diversified   Management
                                            portfolio of large-cap and blue chip equity
                                            securities representing all major sectors of the
                                            U.S. economy.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      1MC       Goldman Sachs VIT Mid       Objective: long-term capital appreciation.  Invests  Goldman Sachs Asset
      2MC       Cap Value Fund              primarily in mid-capitalization U.S. stocks that     Management
                                            are believed to be undervalued or undiscovered by
                                            the marketplace.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      1IP       Lazard Retirement           Objective: long-term capital appreciation. Invests   Lazard Asset Management
      2IP       International Equity        primarily in equity securities, principally common
                Portfolio                   stocks of relatively large non-U.S. companies
                                            (those whose total market value is more than $1
                                            billion) that the Investment Manager believes are
                                            undervalued based on their earnings, cash flow or
                                            asset values.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      1IN       Putnam VT International     Objective: long-term capital appreciation by         Putnam Investment
      2IN       New Opportunities Fund -    investing in companies that have above-average       Management, Inc.
                Class                       IB Shares  growth  prospects  due to
                                            the  fundamental   growth  of  their
                                            market sector.  Invests primarily in
                                            growth stocks outside the U.S.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      1VS       Putnam VT Vista Fund -      Objective: capital appreciation. Invests primarily   Putnam Investment
      2VS       Class IB Shares             in a diversified portfolio of common stocks that     Management, Inc.
                                            Putnam Management  believes have the
                                            potential for above-average  capital
                                            appreciation.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      1MI        Royce Micro-Cap Portfolio  Objective: long-term growth of capital. Invests      Royce & Associates, Inc.
      2MI                                   primarily in a broadly diversified portfolio of
                                            equity securities issued by micro-cap companies
                                            (companies with stock market capitalizations below
                                            $300 million).
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      1SV       Third Avenue Value          Objective: long-term capital appreciation. Invests   The Investment Adviser EQSF
      2SV       Portfolio                   primarily in common stocks of well-financed          Advisers, Inc.
                                            companies at a substantial discount to what the
                                            Advisor believes is their true value.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      1IT       Wanger International        Objective: long-term growth of capital.  Invests     Wanger Asset Management,
      2IT       Small Cap                   primarily in stocks of small- and medium-size        L.P.
                                            non-U.S. companies.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      1SP       Wanger U.S. Small Cap       Objective: long-term growth of capital.  Invests     Wanger Asset Management,
      2SP                                   primarily in stocks of small- and medium-size U.S.   L.P.
                                            companies.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      1EG       Warburg Pincus Trust -      Objective: maximum capital appreciation. Invests     Warburg Pincus Asset
      2EG       Emerging Growth Portfolio   primarily in equity securities of small- to medium   Management, Inc.
                                            sized U.S. emerging-growth companies.
------------------------------------------------------------------------------------------------------------------------------


The investment objectives and policies of some of the funds are similar to the investment objectives and policies of other mutual funds that the investment advisor or its affiliates manage. Although the objectives and policies may be similar, each fund will have its own portfolio holdings and its own fees and expenses. Accordingly, each fund will have its own investment results.

The investment managers and advisors cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and qualified plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or qualified plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and qualified plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and qualified plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the fund prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and qualified plan accounts.

The IRS issued final regulations relating to the diversification requirements under Section 817(h) of the Internal Revenue Code of 1986, as amended (the
Code). Each fund intends to comply with these requirements.

The variable account was established under Minnesota law on Aug. 23, 1995 and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of IDS Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the Internal Revenue Service (IRS) indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

The Fixed Account

You also may allocate purchase payments to the fixed account. We back the principal and interest guarantees relating to the fixed account. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit interest daily and compound it annually. We will change the interest rates from time to time at our discretion.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the fixed account.)

Buying Your Contract

You can fill out an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 90 or younger.

When you apply, you may select:

o the length of the surrender  charge  period (seven or ten years);
o the fixed account and/or  subaccounts in which you want to invest;
o how you want to make purchase payments; and o a beneficiary.

The contract provides for allocation of purchase payments to the subaccounts of the variable account and/or to the fixed account in even 1% increments.

If your application is complete, we will process it and apply your purchase payment to the fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If we cannot accept your application within five business days, we will decline it and return your payment. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

The settlement date

Annuity payouts are scheduled to begin on the settlement date. When we process your application, we will establish the settlement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

For nonqualified annuities, the settlement date must be:

o    no earlier than the 60th day after the contract's effective date; and
o no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75. (In Pennsylvania, the maximum settlement date ranges from age 85 to 93 based on the annuitant's age when we issue the contract. See contract for details.)

For qualified annuities, to avoid IRS penalty taxes, the settlement date generally must be:

o    on or after the date the annuitant reaches age 59 1/2; and
o for IRAs and SEPs, by April 1 of the year following the calendar year when annuitant reaches age 70 1/2; or


o for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2, or, if later retires (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).


If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later. (In Pennsylvania, the annuity payout ranges from age 85 to 93 based on the annuitant's age when the contract is issued. See contract for details.)

Beneficiary

If death benefits become payable before the settlement date (while the contract is in force and before annuity payouts begin), we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

Purchase payments

Minimum allowable purchase payments
 If paying by installments*
 under a scheduled                  If paying by any other method:
 payment plan:                     $1,000 initial payment for qualified plans
    $23.08 biweekly, or            $2,000 initial payment for nonqualified plans
    $50 per month                  $50 for any additional payments

    * Installments must total at least $600 in the first year. If you do not make any purchase payments for 24 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts sold to New Jersey residents.

    Maximum allowable purchase payments** based on the age of you or the annuitant, whoever is older, on the effective date of the contract:
    For the first year:                        For each subsequent year:
     $100,000 for ages 86 to 90                  $50,000 for ages 86-90
     $1,000,000 up to age 85                     $100,000 up to age 85

    **These limits apply in total to all IDS Life annuities you own. We reserve the right to increase maximum limits. For qualified annuities the qualified plan's limits on annual contributions also apply.

We reserve the right to not accept purchase payments allocated to the fixed account for twelve months following either:

1.       a partial surrender from the fixed account; or
2.       a lump sum transfer from the fixed account to a subaccount.

How to make purchase payments

1 Send your check along with your name and  contract number to:
By letter:
                  Regular mail:
                  IDS Life Insurance Company
                  Box 74
                  Minneapolis, MN 55440-0074

                  Express mail:
                  IDS Life Insurance Company
                  733 Marquette Avenue
                  Minneapolis, MN 55402


2                          We can help you set up:
By Scheduled
payment plan:
o an automatic payroll deduction, salary reduction or other group billing arrangement; or

o        a bank authorization.

Charges

Contract administrative charge

We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the charge at the time of surrender regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

Mortality and expense risk fee

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee. For nonqualified annuities the fee totals 0.95% of the average daily net assets on an annual basis. For qualified annuities the fee totals 0.75% of the average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

o first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;
o then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

Surrender charge

If you surrender all or part of your contract, you may be subject to a surrender charge. A surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven (7) or ten (10) years before surrender. You select the surrender charge period at the time of your application for the contract. The surrender charge percentages that apply to you are shown in your contract.

For purposes of calculating any surrender charge, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender any contract earnings (contract value less purchase payments received and not previously surrendered). We do not assess a surrender charge on contract earnings.

NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed account.

2. Next, in each contract year, we surrender amounts totaling up to 10% of your prior contract anniversary contract value, but only to the extent not included and surrendered in Number 1 above. (Your initial purchase payment is considered the prior contract anniversary contract value during the first contract year.) We do not assess a surrender charge on this amount.

3. Next we surrender purchase payments received prior to the surrender charge period you selected and shown in your contract. We do not assess a surrender charge on these purchase payments.

4. Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period you selected and shown in your contract. We surrender these payments on a first-in, first-out basis. We do assess a surrender charge on these payments.

We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.

The surrender charge percentage depends on the number of years since you made the payments that are surrendered, depending on the schedule you selected:


                    Seven-year schedule                                         Ten-year schedule


 Years from purchase payment                                     Years from purchase
           receipt              Surrender charge percentage        payment receipt        Surrender charge percentage
              1                             7%                            1                           8%
              2                              7                            2                            8
              3                              7                            3                            8
              4                              6                            4                            7
              5                              5                            4                            7
              6                              4                            6                            6
              7                              2                            7                            5
          Thereafter                         0                            8                            4
                                                                          9                            3
                                                                         10                            2
                                                                     Thereafter                        0


Surrender charge calculation example



Following is an example of the calculation we would make to determine the surrender charge on a contract that contains a seven-year surrender charge schedule with this history:

o The contract date is July 1, 1999 with a contract year of July 1 through June 30 and with an anniversary date of July 1 each year; and

o   We received these payments:
       -$10,000 July 1, 1999;
       -$ 8,000 Dec.31, 2004
       -$ 6,000 Feb. 20, 2007; and

o The owner surrenders the contract for its total surrender value of $26,500 on Aug. 5, 2009 and had not made any other surrenders during that contract year; and

o   The prior anniversary July 1, 2008 contract value was $28,000.

Surrender charge                                          Explanation
            $0              $2,500 is contract earnings surrendered without charge; and
            $0              $300 is 10% of the prior anniversary contract value that is in excess of contract earnings surrendered without charge (from above).
                            10% of $28,000= $2,800 minus $2,500 = $300
            $0              $10,000 July 1, 1999 payment was received eight or more years before surrender and is surrendered without surrender charge; and
           $400             $8,000 Dec. 31, 2004 payment is in its fifth year from receipt, surrendered with a 5% surrender charge; and
           $420             $6,000 Feb.20, 2007 payment is in its third year from receipt, surrendered with
           ----
                            a 7% surrender charge.

         $820


For a partial surrender that is subject to a surrender charge, the amount we actually surrender from your contract will be the amount you request plus any applicable surrender charge. We apply the surrender charge to this total amount. We pay you the amount you requested. If you make a full surrender of your contract, we also will deduct the $30 contract administrative charge.

Waiver of surrender charges

We do not assess surrender charges for:

o    surrenders of any contract earnings;
o amounts totaling up to 10% of your prior contract anniversary contract value to the extent it exceeds contract earnings;
o required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);
o    contracts settled using an annuity payout plan;
o    amounts we refund to you during the free look period*;
o    death benefits*; and
o surrenders you make under your contract's "Waiver of Surrender Charges for Nursing Home Confinement" provision*. To the extent permitted by state law, this provision applies when you are under age 76 on the date that we issue the contract. We will waive surrender charges that we normally assess upon full or partial surrender if you provide proof satisfactory to us that, as of the date you request the surrender, you or the annuitant are confined to a nursing home and have been for the prior 90 days and the confinement began after the contract date. (See your contract for additional conditions and restrictions on this waiver.)

* However, we will reverse certain purchase payment credits up to the maximum surrender charge. (See "Valuing Your Investment - Purchase payment credits.")

Other information on charges: AEFC makes certain custodial services available to some custodial and trusteed pension and profit sharing plans and 401(k) plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. AEFC will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

Possible group reductions: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

Premium taxes


Certain state and local governments impose premium taxes (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was sold. In some cases, we deduct premium taxes from your purchase payments before we allocate them. In other cases, we deduct them when you surrender your contract or when annuity payouts begin.

Valuing Your Investment

We value your fixed account and subaccounts as follows:

Fixed account: We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

o the sum of your purchase payments and transfer amounts allocated to the fixed account;
o plus any purchase payment credits allocated to the fixed account;
o plus interest credited; o minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out; and
o minus any prorated contract administrative charge.

Subaccounts: We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, we subtract a certain number of accumulation units from your contract.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests.

The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

Number of units

To calculate the number of accumulation units for a particular subaccount, we divide your investment after deduction of any premium taxes, by the current accumulation unit value.

Accumulation unit value

The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

Net investment factor

We determine the net investment factor by:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
o    dividing that sum by the previous adjusted net asset value per share; and
o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

Factors that affect subaccount accumulation units

Accumulation units may change in two ways: in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:

o        additional purchase payments you allocate to the subaccounts;
o        any purchase payment credits allocated to the subaccounts;
o        transfers into or out of the subaccounts;
o        partial surrenders;
o        surrender charges; and/or
o        prorated portions of the contract administrative charge.

Accumulation unit values will fluctuate due to:

o        changes in funds' net asset value;
o        dividends distributed to the subaccounts;
o        capital gains or losses of funds;
o        fund operating expenses; and/or
o        mortality and expense risk fees.

Purchase payment credits

We add a credit to your contract in the amount of:


o    1% of each purchase  payment  received
       -if you elect the ten-year  surrender charge  schedule for your contract; or
       -if you elect the seven-year surrender charge schedule and your initial purchase payment to the contract is at least $100,000.


o 2% of each purchase payment received if you elect the ten-year surrender charge schedule for your contract and your initial purchase payment to the contract is at least $100,000.

We fund the credit from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored.


To the extent a death benefit or surrender payment includes purchase payment credits applied within twelve months preceding: (1) the date of death that results in a lump sum death benefit under this contract; or (2) a request for surrender charge waiver due to Nursing Home Confinement, we will assess a charge, similar to a surrender charge, equal to the amount of the purchase payment credits. The amount we pay to you under these circumstances will always equal or exceed your surrender value. The amount returned to you under the free look provision also will not include any credits applied to your contract.

Making the Most of Your Contract

Automated dollar-cost averaging

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.


                                                   How dollar-cost averaging works
By investing an                                   Amount       Accumulation unit       Number of units
equal number of                      Month       invested            value                purchased
dollars each month...                 Jan          $100               $20                    5.00
                                      Feb          100                18                     5.56
you automatically buy                 Mar          100                17                     5.88
more units when the                   Apr          100                15                     6.67
per unit market price                 May          100                16                     6.25
is low...                             Jun          100                18                     5.56
                                      Jul          100                17                     5.88
and fewer units when                  Aug          100                19                     5.26
the per unit market                  Sept          100                21                     4.76
price is high.                        Oct          100                20                     5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success with this strategy will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact us.

Transferring money between accounts

You may transfer money from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in switching investments.

We may suspend or modify transfer privileges at any time. Excessive trading activity can disrupt fund management strategy and increase expenses, which are borne by all contract owners who allocated purchase payments to the fund regardless of their transfer activity. We may apply modifications or restrictions in any reasonable manner to prevent transfers we believe will disadvantage other contract owners. (For information on transfers after annuity payouts begin, see "Transfer policies" below.)

Transfer policies

o Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the fixed account at any time. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next contract anniversary.

o You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).

o If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

o If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

o We will not accept requests for transfers from the fixed account at any other time.

o Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

How to request a transfer or surrender

1           Send your name, contract number,  Social Security Number or Taxpayer
By letter:  Identification Number and signed request for a transfer or surrender to:
                           Regular mail:
                           IDS Life Insurance Company
                           IDS Tower 10
                           Minneapolis, MN 55440-0010

                           Express mail:
                           IDS Life Insurance Company
                           733 Marquette Avenue
                           Minneapolis, MN 55402

                           Minimum amount

                           Transfers or
                           surrenders:            $250 or entire account balance

                           Maximum amount

                           Transfers or
                           surrenders:             Contract value

2                        We can help you set up automated transfers among your
By automated             subaccounts or fixed  account or  partial  surrenders
transfers and            from  the  accounts.
automated partial        You can start or stop this service by written request
surrenders:              or other method  acceptable  to us. You must allow 30
                         days for us to change any instructions that are currently in place.

o Automated transfers from the fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.
o Automated surrenders may be restricted by applicable law under some contracts.
o You may not make additional purchase payments if automated partial surrenders are in effect.
o Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

                           Minimum amount

                           Transfers or
                           surrenders:               $50

3                          Call between 7 a.m. and 6 p.m. Central time:
By phone:
                           800-437-0602

                           TTY service for the hearing impaired:

                           1-800-285-8846 (toll free)

                           Minimum amount

                           Transfers or
                           surrenders:           $250 or entire account balance

                           Maximum amount

                           Transfers:            Contract value
                           Surrenders:           $50,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and surrenders are automatically available. You may request that telephone transfers and surrenders not be authorized from your account by writing to us.

Surrenders

You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. For total surrenders, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay surrender charges (see "Charges - Surrender charge") and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin.


Surrender policies

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. The minimum contract value after partial surrender is $600.

Receiving payment

By regular or express mail:

o        payable to you;
o        mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

By wire:

o        request that payment be wired to your bank;
o        bank account must be in the same ownership as your contract; and
o        pre-authorization required.

For instructions, contact us.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

-- the surrender amount includes a purchase payment check that has not cleared; -- the NYSE is closed, except for normal holiday and weekend closings;
-- trading on the NYSE is restricted,  according to SEC rules;
-- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or -- the SEC permits us to delay payment for the protection of security holders.

TSA -- Special Surrender Provisions

Participants in Tax-Sheltered Annuities: The Code imposes certain restrictions on your right to receive early distributions from a TSA:

o    Distributions   attributable  to  salary  reduction   contributions   (plus
     earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

     -- you are at least age 59 1/2;
     -- you are disabled as defined in the Code;
     -- you separated from the service of the employer who purchased the contract; or -- the distribution is because of your death.

o If you encounter a financial hardship (as defined by the Code), you may receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

o Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

o The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

o The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

o If the contract has a loan provision, the right to receive a loan as described in detail in your contract.

Changing Ownership

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of a contract may be transferred to the annuitant.

Benefits in Case of Death

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If both you and the annuitant are age 80 or younger on the date of death, the beneficiary receives the greatest of:

o    the contract value;
o    purchase payments, minus any "adjusted partial surrenders"; or
o the contract value as of the most recent sixth contract anniversary, plus any purchase payments paid and minus any "adjusted partial surrenders" since that anniversary.

If either you or the annuitant are age 81 or older on the date of death, the beneficiary receives the greater of:

o        the contract value; or
o        purchase payments minus any "adjusted partial surrenders."

Adjusted partial surrenders: We calculate an "adjusted partial surrender" for each partial surrender as the product of (a) times (b) where

                  (a) is the ratio of the amount of the partial surrender (including any applicable surrender charge) to the contract value on the date of (but prior to) the partial surrender; and

                  (b) is the death benefit on the date of (but prior to) the partial surrender.


Example of death benefit calculation when the owner and annuitant are age 80 or younger:

o        The contract is purchased with a payment of $20,000 on Jan. 1, 2000.
o On Jan 1, 2006 (the 6th contract anniversary) the contract value has grown to $30,000.
o March 1, 2006 the contract value has fallen to $28,000 at which point the owner takes a $1,500 partial surrender, leaving a contract value of $26,500.

The death benefit on March 1, 2006 is calculated as follows:



The contract value on the most recent 6th contract anniversary:       $30,000.00
plus any purchase payments paid since that anniversary:               +     0.00
minus any "adjusted partial surrenders" taken since that anniversary,
calculated as:           $1,500  x  $30,000    =
                                    $28,000                         -   1,607.14
                                                                    ------------
for a death benefit of:                                              $ 28,392.86


If your spouse is sole beneficiary under a nonqualified annuity and you die before the settlement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.


Under a qualified annuity, if the annuitant dies before the Code requires distributions to begin, and the spouse is the only beneficiary, the spouse may keep the contract as owner until the date on which the annuitant would have reached age 70 1/2 or any other date permitted by the Code. To do this, the spouse must give us written instructions within 60 days after we receive proof of death.

Payments: Under a nonqualified annuity we will pay the beneficiary in a single sum unless you give us other written instructions. A death benefit paid in a single sum will be reduced by the amount of any purchase payment credits applied to the contract within 12 months of the date of death. (See "Valuing Your Investment-Purchase payment credits.") We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:


o the beneficiary asks us in writing within 60 days after we receive proof of death; and
o payouts begin no later than one year after your death, or other date as permitted by the Code; and
o the payout period does not extend beyond the beneficiary's life or life expectancy.

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, from the date of death at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.


Other rules may apply to qualified annuities. (See "Taxes.")

The Annuity Payout Period

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements.

The amount available for payouts under the plan you select is the contract value on your settlement date (less any applicable premium tax). We do not deduct any surrender charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amounts available to purchase payouts under the plan you select is the contract value on your settlement date (less any applicable premium tax). You may reallocate this contract value to the fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

Amounts of fixed and variable payouts depend on:

o        the annuity payout plan you select;
o        the annuitant's age and, in most cases, sex;
o        the annuity table in the contract; and
o        the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

Annuity table

The annuity table in your contract shows the amount of the first monthly payment for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.) The table assumes that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts.

Substitution of 3.5% table

If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% table in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. Using the 5% table results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Annuity payout plans

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:


o Plan A -- Life annuity - no refund: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we have made only one monthly payout, we will not make any more payouts.

o Plan B -- Life annuity with five, 10 or 15 years certain: We make monthly payouts for a guaranteed payout period of five, 10 or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

o Plan C -- Life annuity - installment refund: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

o Plan D -- Joint and last survivor life annuity - no refund: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

o Plan E -- Payouts for a specified period: We make monthly payouts for a specific payout period of 10 to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value separately for each subaccount from which you are currently scheduled to receive payouts. The present value for each subaccount is equal to the discounted value of the remaining annuity payouts which are assumed to remain level. The discount rate we use in the calculation will vary between 5.05% and 7.15% depending on the applicable assumed investment rate and the fund management fees. A 10% IRS penalty tax could apply under this payout plan. (See "Taxes.")

Restrictions for some qualified plans: If you purchased a qualified annuity, you may be required to select a payout plan that provides for payouts:

o        over the life of the annuitant;
o        over the joint lives of the annuitant and a designated beneficiary;
o        for a period not exceeding the life expectancy of the annuitant; or
o for a period not exceeding the joint life expectancies of the annuitant and a designated beneficiary.

You have the responsibility for electing a payout plan that complies with your contract and with applicable law.

If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's settlement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to you in a lump sum or to change the frequency of the payouts.

Death after annuity payouts begin

If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

Taxes

Generally, under current law, any increase in your contract value is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income are normally taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records.

Qualified annuities: We designed this contract for use with qualified retirement plans. Special rules apply to these retirement plans. Your rights to benefits may be subject to the terms and conditions of these retirement plans regardless of the terms of the contract.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions during your life and after your death. You should refer to your retirement plan or adoption agreement or consult a tax advisor for more information about your distribution rules.

Annuity payouts under nonqualified annuities: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuities issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

Annuity payouts under qualified annuities: Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with after-tax dollars. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a qualified retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you.

Surrenders: If you surrender part or all of your contract before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your contract immediately before the surrender exceeds your investment. You also may have to pay a 10% IRS penalty for surrenders you make before reaching age 59 1/2 unless certain exceptions apply. For qualified annuities, other penalties may apply if you surrender your contract before your plan specifies that you can receive payouts.

Death benefits to beneficiaries: The death benefit under a contract is not tax-exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the years he or she receives the payments.

Annuities owned by corporations, partnerships or trusts: For nonqualified annuities any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.

Penalties: If you receive amounts from your contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received by you or your beneficiary:

o    because of your death;
o    because you become disabled (as defined in the Code);
o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or
o if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For a qualified annuity, other penalties or exceptions may apply if you surrender your contract before your plan specifies that payouts can be made.

Withholding, generally: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full surrender), we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

Withholding from qualified annuities: If you receive directly all or part of the contract value from a qualified annuity (except an IRA or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time we make payout. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

o instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;
o the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more; or
o    the payout is a minimum distribution required under the Code.

Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

Transfer of ownership of a nonqualified annuity: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.

Collateral assignment of a nonqualified annuity: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender.

Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.


Tax qualification: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

Voting Rights

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

o   the reserve held in each  subaccount for your  contract;  divided by
o   the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

Substitution of Investments

We may substitute the funds in which the subaccounts invest if:

o        laws or regulations change,
o        existing funds become unavailable, or
o        in our judgment, the funds no longer are suitable for the subaccounts.


If any of these situations occur and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute funds other than those currently listed in this prospectus for other funds.

We may also:

  o   add new subaccounts;
  o   combine any two or more subaccounts;
  o   add subaccounts investing in additional funds;
  o   transfer assets to and from the subaccounts or the variable account; and
  o   eliminate or close any subaccounts.


In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

About the Service Providers

Issuer and principal underwriter

IDS Life issues and is the principal underwriter for the contracts. IDS Life is a stock life insurance company organized in 1957 under the laws of the State of Minnesota and is located at IDS Tower 10, Minneapolis, MN 55440-0010. IDS Life conducts a conventional life insurance business.


IDS Life is a wholly-owned subsidiary of AEFC, which itself is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City. The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates, and a broad range of financial management services. American Express Financial Advisors Inc. (AEFA) serves individuals and businesses through its nationwide network of more than 180 offices and 9200 advisors.

IDS Life will pay commissions for sales of the contracts of up to 7% of the total purchase payments to AEFA. This revenue is used to cover distribution costs that include compensation to advisors and field leadership for the selling advisors. These commissions consist of a combination of time of sale and on-going service/trail commissions (which, when totaled, could exceed 7% of purchase payments). From time to time, IDS Life will pay or permit other promotional incentives, in cash or credit or other compensation.


Legal proceedings

A number of lawsuits have been filed against life and health insurers in jurisdictions in which IDS Life and AEFC do business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents and other matters. IDS Life and AEFC, like other life and health insurers, from time to time are involved in such litigation. On December 13, 1996, an action entitled Lesa Benacquisto and Daniel Benacquisto vs. IDS Life Insurance Company and American Express Financial Corporation was commenced in Minnesota state court. The action was brought by individuals who replaced an existing IDS Life insurance policy with a new IDS Life policy. The plaintiffs purport to represent a class consisting of all persons who replaced existing IDS Life policies with new policies from and after January 1, 1985. The complaint puts at issue various alleged sales practices and misrepresentations, alleged breaches of fiduciary duties and alleged violations of consumer fraud statutes. IDS Life and AEFC filed an answer to the complaint on February 18, 1997, denying the allegations. A second action, entitled Arnold Mork, Isabella Mork, Ronald Melchart and Susan Melchart vs. IDS Life Insurance Company and American Express Financial Corporation was commenced in the same court on March 21,1997. In addition to claims that are included in the Benacquisto lawsuit, the second action includes an allegation of improper replacement of an existing IDS Life annuity contract. A subsequent class action, Richard Thoresen and Elizabeth Thoresen vs. AEFC, American Partners Life Insurance Company, American Enterprise Life Insurance Company, American Centurion Life Assurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York, was filed in the same court on
October 13, 1998 alleging that the sale of annuities in tax-deferred contributory retirement investment plans (e.g. IRAs) was done through deceptive marketing practices, which IDS Life denies. Plaintiffs in each of the above actions seek damages in an unspecified amount and also seek to establish a claims resolution facility for the determination of individual issues.

IDS Life and AEFC believe they have meritorious defenses to the claims raised in the lawsuits. The outcome of any litigation cannot be predicted with certainty. In the opinion of management, however, the ultimate resolution of the above lawsuits and others filed against IDS Life should not have a material adverse effect on IDS Life's consolidated financial position.

Year 2000


The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of IDS Life and the Variable Account. All of the major systems used by IDS Life and by the Variable Account are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of AEFC. IDS Life's and the Variable Account's businesses are heavily dependent upon AEFC's computer systems and have significant interactions with systems of third parties.

A comprehensive review of AEFC's computer systems and business processes has been conducted to identify the major systems that could be affected by the Year 2000 issue. Steps have been taken to resolve potential problems including modification to existing software and the purchase of new software. AEFC's target date for substantially completing its program of corrective measures on internal business critical systems was Dec. 31, 1998. As of June 30, 1999, AEFC completed its program of corrective measures on its internal systems and applications, including Year 2000 compliance testing. The Year 2000 readiness of unaffiliated investment managers and other third parties whose system failures could have an impact on IDS Life's and the Variable Account's operations continues to be evaluated. The failure of external parties to resolve their own Year 2000 issues in a timely manner could result in a material financial risk to AEFC, IDS Life or the Variable Account.


AEFC's Year 2000 project includes establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. These plans are being amended to include specific Year 2000 considerations and will continue to be refined throughout 1999 as additional information related to potential Year 2000 exposure is gathered.

Table of Contents of the Statement of Additional Information


Performance Information                                                p.
Calculating Annuity Payouts                                            p.
Rating Agencies                                                        p.
Principal Underwriter                                                  p.
Independent Auditors                                                   p.
Financial Statements

Please check the appropriate box to receive a copy of the Statement of Additional Information for:

-- American Express Retirement Advisor Variable AnnuitySM
-- American Express Variable Portfolio Funds
-- AIM Variable Insurance Funds, Inc.
-- American Century Variable Portfolios, Inc.
-- Fidelity Variable Insurance Products Funds - Service Class -- Franklin Templeton Variable Insurance Products Trust - Class 2 -- Goldman Sachs Variable Insurance Trust (VIT)
-- Lazard Retirement Series, Inc.
-- Putnam Variable Trust
-- Royce Capital Fund
-- Third Avenue  Variable  Series Trust
-- Wanger Advisors Trust
-- Warburg Pincus Trust


Mail your request to:

IDS Life Insurance Company
IDS Tower 10
Minneapolis, MN 55440-0010

We will mail your request to:

Your name _____________________________________________
Address _______________________________________________
City _____________________ State _________ Zip ________

Prospectus

September 15, 1999


American Express Retirement Advisor Variable AnnuitySM - Band 3


Individual flexible premium deferred combination fixed/variable annuity for:

o current or retired employees of American Express Financial Corporation or its subsidiaries and their spouses (employees),
o current or retired American Express financial advisors and their spouses (advisors), and
o  individuals investing an initial payment of $1 million (other individuals).

IDS Life Variable Account 10

Issued by:        IDS Life Insurance Company (IDS Life)
                  IDS Tower 10
                  Minneapolis, MN 55440-0010
                  Telephone: 800-437-0602
                  http://www.americanexpress.com/advisors


This prospectus contains information that you should know before investing. You also will receive the prospectuses for:

o        American Express Variable Portfolio Funds
o        AIM Variable Insurance Funds, Inc.
o        American Century Variable Portfolios, Inc.
o        Fidelity Variable Insurance Products Funds - Service Class
o        Franklin Templeton Variable Insurance Products Trust - Class 2
o        Goldman Sachs Variable Insurance Trust (VIT)
o        Lazard Retirement Series, Inc.
o        Putnam Variable Trust
o        Royce Capital Fund
o        Third Avenue Variable Series Trust
o        Wanger Advisors Trust
o        Warburg Pincus Trust

Please read the prospectuses carefully and keep them for future reference. This contract is available for qualified and nonqualified plans.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in this contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the federal deposit insurance corporation or any other government agency. An investment in this contract involves investment risk including the possible loss of principal.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting us at the telephone number above or by completing and sending the order form on the last page of this prospectus. The table of contents of the SAI is on the last page of this prospectus.

Table of Contents

Key Terms
The Contract in Brief
Expense Summary
Condensed Financial  Information  (Unaudited)
Financial Statements
Performance Information


The Variable  Account and the Funds


The Fixed  Account
Buying Your Contract
Charges
Valuing  Your  Investment
Making  the Most of Your  Contract
Surrenders
TSA -- Special Surrender  Provisions
Changing  Ownership
Benefits in Case of Death
The Annuity  Payout  Period
Taxes
Voting  Rights
Substitution  of Investments
About the  Service  Providers
Year 2000
Table of  Contents  of the Statement of Additional Information

Key Terms

These terms can help you understand details about your contract.

Accumulation unit -- A measure of the value of each subaccount before annuity payouts begin.

Annuitant -- The person on whose life or life expectancy the annuity payouts are based.

Annuity payouts -- An amount paid at regular intervals under one of several plans.

Beneficiary -- The person you designate to receive annuity benefits in case of the owner's or annuitant's death while the contract is in force and before annuity payouts begin.

Close of business -- When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

Contract value -- The total value of your contract before we deduct any applicable charges.

Contract year -- A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

Fixed account -- An account to which you may allocate purchase payments. Amounts
you  allocate  to  this   account  earn   interest  at  rates  that  we  declare
periodically.

Funds -- Mutual funds and/or portfolios that are investment options under your contract, each with a different investment objective. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

Owner (you, your) -- The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

Qualified annuity -- A contract that you purchase for one of the following retirement plans that is subject to applicable federal law and any rules of the plan itself:

o        Individual Retirement Annuities (IRAs)
o        Simplified Employee Pension (SEP) plans
o        Section 401(k) plans
o        Custodial and trusteed pension and profit sharing plans
o        Tax-Sheltered Annuities (TSAs)

All other contracts are considered nonqualified annuities.

Settlement date -- The date when annuity payouts are scheduled to begin.

Surrender value -- The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

Valuation date -- Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

Variable account -- Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

The Contract in Brief

Purpose: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more investments (purchase payments) that may earn returns that increase the value of the contract. The contract provides lifetime or other forms of payouts beginning at a specified date (the settlement date).

Free look period:       You may return  your  contract  to our office  within 10
                        days after it is delivered to you and receive a full refund of the contract value. No charges will be deducted. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

Accounts:               Currently, you may allocate your purchase payments among
                        any or all of:

                     o the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. __)

                     o the fixed account, which earns interest at a rate that we adjust periodically. (p. __)

Buying your contract:   We will help you  complete  and  submit an  application.
                        Applications  are subject to  acceptance  at our office.
                        You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future.

                     o Minimum initial purchase payment for employees/advisors -- $2,000 ($1,000 for qualified annuities) unless you pay in installments by means of a bank authorization or under a group billing arrangement such as a payroll deduction.

                     o Minimum initial purchase payment for other individuals -- $1,000,000.

                     o  Minimum additional purchase payment -- $50.

                     o Minimum installment purchase payment -- $50 monthly; $23.08 biweekly (scheduled payment plan billing).

                     o  Maximum     first-year     purchase     payments     for
                        employees/advisors -- $100,000 to $2,000,000 depending on your age.

                     o  Maximum   first-year   purchase   payments   for   other
                        individuals -- $1,000,000 to $2,000,000 depending on your age.

                     o Maximum purchase payment for each subsequent year for employees/advisors -- $50,000 to $100,000 depending upon your age.

                     o Maximum purchase payment for each subsequent year for other individuals -- $100,000. (p. __)

Transfers:              Subject  to  certain   restrictions  you  currently  may
                        redistribute  your money among the  subaccounts  and the
                        fixed account  without  charge at any time until annuity
                        payouts  begin,  and once per  contract  year  among the
                        subaccounts   after  annuity  payouts  begin.   You  may
                        establish automated transfers among the fixed account and subaccounts. Fixed account transfers are subject to special restrictions. (p. __)

Surrenders:             You may surrender all or part of your contract  value at
                        any  time  before  the  settlement  date.  You  also may
                        establish automated partial  surrenders.  Surrenders may
                        be subject to tax penalties (including a 10% IRS penalty
                        if you surrender  prior to your reaching age 59 1/2) and
                        may  have   other  tax   consequences;   also,   certain
                        restrictions apply. (p. --)

Changing ownership:     You may change  ownership of a  nonqualified  annuity by
                        written  instruction,  but this may have federal  income
                        tax   consequences.   Restrictions   apply  to  changing
                        ownership of a qualified annuity. (p. __)

Benefits in
case of death:          If you or  the  annuitant  die  before  annuity  payouts
                        begin, we will pay the beneficiary an amount at least equal to the contract value. (p. __)

Annuity Payouts:        You can apply your contract  value to an annuity  payout
                        plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the qualified plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (p. --)

Taxes: Generally, your contract grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. __)

Charges:

                     o  $30 annual contract administrative charge;

                     o  a 0.55% mortality and expense risk fee;

                     o any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when you make a full surrender or when annuity payouts begin); and

                     o  the operating expenses of the funds.

Expense Summary

The purpose of the following information is to help you understand the various costs and expenses associated with your contract.


You pay no sales charge when you purchase your contract. We show all costs that you bear directly or indirectly for the subaccounts and funds below. Some expenses may vary as we explain under "Charges." Please see the funds' prospectuses for more information on the operating expenses for each fund.


Contract owner expenses:

         Surrender charge                                              0%

         Annual contract administrative charge                         $30*

* We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

Annual subaccount expenses (as a percentage of average subaccount value):

         Mortality and expense risk fee                       0.55%


Annual operating expenses of the funds after fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets

                                                       Management          12b-1           Other
                                                       Fees                Fees            Expenses         Total
AXPSM Variable Portfolio - Blue Chip Advantage Fund    .56%                --              .39              .95%1
AXPSM Variable Portfolio - Bond Fund                   .60%                --              .07              .67%2
AXPSM Variable Portfolio - Capital Resource Fund       .59%                --              .07              .66%2
AXPSM Variable Portfolio - Cash Management Fund        .50%                --              .06              .56%2
AXPSM Variable Portfolio - Diversified Equity Income   .56%                --              .39              .95%1
Fund
AXPSM Variable Portfolio - Extra Income Fund           .62%                --              .09              .71%2
AXPSM Variable Portfolio - Federal Income Fund         .61%                --              .27              .88%1
AXPSM Variable Portfolio - Global Bond Fund            .83%                --              .13              .96%2
AXPSM Variable Portfolio - Growth Fund                 .63%                --              .32              .95%1
AXPSM Variable Portfolio - International Fund          .83%                --              .15              .98%2
AXPSM Variable Portfolio - Managed Fund                .59%                --              .04              .63%2
AXPSM Variable Portfolio - New Dimensions Fund         .61%                --              .06              .67%2
AXPSM Variable Portfolio - Small Cap Advantage Fund    .79%                --              .44              1.23%1
AXPSM Variable Portfolio - Strategy Aggressive Fund    .59%                --              .09              .68%2
AIM V.I. Capital Appreciation Fund                     .62%                --              .05              .67%3
AIM V.I. Capital Development Fund                      --%                 --              1.21             1.21%3,4
American Century VP International Fund                 1.48%               --              --               1.48%2
American Century VP Value Fund                         1.00%               --              --               1.00%2
Fidelity VIP III Growth & Income Portfolio (Service    .49%                .10             .11              .70%5
Class)
Fidelity VIP III Mid Cap Portfolio (Service Class)     .59%                .10             .41              1.10%2
Fidelity VIP Overseas Portfolio (Service Class)        .74%                .10             .13              .97%5
FT VIP Real Estate Securities Fund - Class 2            .52%               .25             .02              .79%6, 7
FT VIP Templeton International Smaller Companies       1.00%               .25             .10              1.35%6, 7
Fund - Class 2
FT VIP Value Securities Fund - Class 2                 .75%                .25             .08              1.08%6, 8
Goldman Sachs VIT CORESM Small Cap Equity Fund         .75%                --              .15              .90%9
Goldman Sachs VIT CORESM U.S. Equity Fund              .70%                --              .10              .80%9
Goldman Sachs VIT Mid Cap Value Fund                   .80%                --              .15              .95%10
Lazard Retirement International Equity Portfolio       .75%                .25             .25              1.25%11
Putnam VT International New Opportunities Fund -       1.18%               .15             .68              2.01%12
Class IB Shares
Putnam VT Vista Fund - Class IB Shares                 .65%                .15             .12               .92%1
Royce Micro-Cap Portfolio                              1.25%               --              .10              1.35%13
Third Avenue Value Portfolio                           .90%                --              .40              1.30%14
Wanger International Small Cap                         1.27%               --              .28              1.55%3
Wanger U.S. Small Cap                                  .96%                --              .06              1.02%3
Warburg Pincus Trust - Emerging Growth Portfolio       .84%                --              .41              1.25%15


1Based on estimated expenses.

2Annualized operating expenses of funds at Dec. 31, 1998.

3Figures in "Management Fees," "Other Expenses" and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 1998.

4Had there been no fee waivers or expense reimbursement, expenses would have been: 0.75%, 0.00%, 5.05% and 5.80%, respectively.

5 Fidelity Management & Research Company agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the Management Fees, 12b-1 Fee, Other Expenses and Total as a percentage of average net assets for the following funds would have been: Fidelity VIP Growth & Income Portfolio (0.49%, 0.10%, 0.12% and 0.71%) and Fidelity VIP Overseas Portfolio (0.74%, 0.10%, 0.17% and 1.01%).


6The figure shown under Management Fees, combines both the Management and Portfolio Administration Fees. The Portfolio Administration Fee is a direct expense for the Templeton International Smaller Companies Fund and the Value Securities Fund; the Real Estate Securities Fund pays for similar services indirectly through the Management Fee.

7Because no Class 2 shares were issued as of Dec. 31, 1998, figures (other than rule 12b-1 fees) are based on the Portfolio's Class 1 actual expenses for the fiscal year ended Dec. 31, 1998 plus Class 2's annual Rule 12b-1 fee of 0.25%. (While the maximum amount payable under each Portfolio's Class 2 Rule 12b-1 plan is 0.35% per year of the Portfolio's average daily net assets, the Board of Trustees of Franklin Templeton Variable Insurance Products Trust has set the current rate at 0.25% per year).

8The Value Securities Fund commenced operations May 1, 1998, therefore, Management Fees and Rule 12b-1 Fees are annualized and Other Expenses are estimated for 1999. (While the maximum amount payable under the Portfolio's Class 2 Rule 12b-1 plan is 0.35% per year of the Portfolio's average daily net assets, the Board of Trustees of Franklin Templeton Variable Insurance Products Trust has set the current rate at 0.25% per year.)

9The Goldman Sachs VIT CORE Small Cap Equity and CORE U.S. Equity Funds' expenses are based on actual expenses for fiscal year ended Dec. 31, 1998. The Investment Adviser to the Goldman Sachs VIT CORE Small Cap Equity and CORE U.S. Equity Funds has voluntarily agreed to reduce or limit certain "Other Expenses" of such funds (excluding management fees, taxes, interest and brokerage fees, litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.15% and 0.10% per annum of such funds' average daily net assets, respectively. The expenses shown include this reimbursement. If not included, the "Other Expenses" and "Total" for the Goldman Sachs VIT CORE Small Cap Equity and CORE U.S. Equity Funds would be 3.17% and 3.92% and 2.13% and 2.83%, respectively. The reductions or limits may be discontinued or modified by the investment adviser in their discretion at any time.

10The Goldman Sachs VIT Mid Cap Value Fund's expenses are estimated due to the fund being in existence for less than ten months. The Investment Adviser to the Goldman Sachs VIT Mid Cap Value Fund has voluntarily agreed to reduce or limit certain "Other Expenses" of such funds (excluding management fees, taxes, interest and brokerage fees, litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.15% per annum of such fund's average daily net assets, respectively. The expenses shown include this reimbursement. If not included, the "Other Expenses" and "Total" for the Goldman Sachs VIT Mid Cap Value Fund would be 0.57% and 1.37%, respectively. The reductions or limits may be discontinued or modified by the investment adviser in their discretion at any time.

11The Portfolio's Investment Manager agrees to waive its fees and/or reimburse the Portfolio through Dec. 31, 1999 to the extent total Portfolio annual expenses exceed 1.25% of the Portfolio's average daily net assets. Absent fee waivers and/or reimbursements, the Management Fees, 12b-1 Fees, Other Expenses and Total as a percentage of average net assets for fiscal year ended Dec. 31, 1998 would have been: (0.75%, 0.25%, 47.67% and 48.67%).

12The Management Fees and Total expenses shown in the table reflect an expense limitation. In the absence of an expense limitation, Management Fees and Total expenses would have been 1.20% and 2.03%, respectively.

13Expense ratios are shown after fee waivers and expense reimbursements by the investment advisor. The expense ratios before the waivers and reimbursements would have been 1.25%, 1.34% and 2.59%.

14The Fund's expenses are estimated because the fund had not commenced operations as of Aug. 10, 1999.

15Expense ratios are shown after fee waivers and expense reimbursements by the investment adviser. The expense ratios before the waivers and reimbursements would have been: (0.90%, 0.00%, 0.51% and 1.41%).

Example:*

You would pay the following expenses on a $1,000 investment assuming a 5% annual return and full surrender, no surrender or selection of an annuity payout plan at the end of each time period.


                                                                         1 year       3 years
       AXPSM Variable Portfolio - Blue Chip Advantage Fund               $16.23       $50.34
       AXPSM Variable Portfolio - Bond Fund                              13.36        41.55
       AXPSM Variable Portfolio - Capital Resource Fund                  13.25        41.24
       AXPSM Variable Portfolio - Cash Management Fund                   12.23        38.09
       AXPSM Variable Portfolio - Diversified Equity Income Fund         16.23        50.34
       AXPSM Variable Portfolio - Extra Income Fund                      13.77        42.81
       AXPSM Variable Portfolio - Federal Income Fund                    15.46        47.99
       AXPSM Variable Portfolio - Global Bond Fund                       16.33        50.65
       AXPSM Variable Portfolio - Growth Fund                            16.23        50.34
       AXPSM Variable Portfolio - International Fund                     16.53        51.28
       AXPM Variable Portfolio - Managed Fund                            12.95        40.29
       AXPM Variable Portfolio - New Dimensions Fund                     13.36        41.55
       AXPSM Variable Portfolio - Small Cap Advantage Fund               19.04        58.92
       AXPSM Variable Portfolio - Strategy Aggressive Fund               13.46        41.87
       AIM V.I. Capital Appreciation Fund                                13.36        41.55
       AIM V.I. Capital Development Fund                                 18.89        58.45
       American Century VP International Fund                            21.66        66.83
       American Century VP Value Fund                                    16.74        51.90
       Fidelity VIP III Growth & Income Portfolio (Service Class)        13.66        42.50
       Fidelity VIP III Mid Cap Portfolio (Service Class)                17.76        55.03
       Fidelity VIP Overseas Portfolio (Service Class)                   16.43        50.97
       FT VIP Real Estate Securities Fund - Class 2                      14.59        45.33
       FT VIP Templeton International Smaller Companies Fund - Class 2   20.33        62.80
       FT VIP Value Securities Fund - Class 2                            17.56        54.40
       Goldman Sachs VIT CORESM Small Cap Equity Fund                    15.71        48.77
       Goldman Sachs VIT CORESM U.S. Equity Fund                         14.69        45.64
       Goldman Sachs VIT Mid Cap Value Fund                              16.23        50.34
       Lazard Retirement International Equity Portfolio                  19.30        59.70
       Putnam VT International New Opportunities Fund - Class IB Shares  27.09        83.15
       Putnam VT Vista Fund - Class IB Shares                            15.92        49.40
       Royce Micro-Cap Portfolio                                         20.33        62.80
       Third Avenue Value Portfolio                                      19.81        61.25
       Wanger International Small Cap                                    22.38        69.00
       Wanger U.S. Small Cap                                             16.94        52.53
       Warburg Pincus Trust - Emerging Growth Portfolio                  20.94        64.67

* In this example, the $30 contract administrative charge is approximated as a .083% charge based on our estimated average contract size. Premium taxes imposed by some state and local governments are not reflected in this table.
   We entered into certain arrangements under which we are compensated by the funds' advisors and/or distributors for the administrative services we provide to the funds.


You should not consider this example as a representation of past or future expenses. Actual expenses may be more or less than those shown.

Condensed Financial Information (Unaudited)



We have not provided any condensed financial information for the subaccounts because they are new and do not have any history.


Financial Statements



You can find our audited financial statements in the SAI. The SAI does not include the audited financial statements of the subaccounts because they are new and do not have any performance.


Performance Information


Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. Currently, we do not provide any performance information for the subaccounts because they are new and have not had any activity to date. However, we show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.


Total return figures reflect deduction of all applicable charges, including:

o        the contract administrative charge, and
o        mortality and expense risk fee.

Total return quotations may be shown by means of schedules, charts or graphs.

Average annual total return is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

Cumulative total return is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

Annualized simple yield (for subaccounts investing in money market funds) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

Annualized compound yield (for subaccounts investing in money market funds) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

Annualized yield (for subaccounts investing in income funds) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us.

The Variable Account and the Funds



You may allocate payments to any or all the subaccounts of the variable account that invest in shares of the following funds:


------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Investment Advisor or
  Subaccount    Investing in                Investment Objectives and Policies                   Manager
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      BC3       AXPSM Variable Portfolio -  Objective: long-term total return exceeding that of  IDS Life, investment
                Blue Chip Advantage Fund    the U.S. stock market. Invests primarily in common   manager; American Express
                                            stocks of companies included in the unmanaged S&P    Financial Corporation
                                            500 Index.                                           (AEFC), investment advisor.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      BD3       AXPSM Variable Portfolio -  Objective: high level of current income while        IDS Life, investment
                Bond Fund                   conserving the value of the investment for the       manager; AEFC, investment
                                            longest time period. Invests primarily in            advisor.
                                            investment-grade bonds.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      CR3       AXPSM Variable Portfolio -  Objective: capital appreciation. Invests primarily   IDS Life, investment
                Capital Resource Fund       in U.S. common stocks.                               manager; AEFC, investment
                                                                                                 advisor.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      CM3       AXPSM Variable Portfolio -  Objective: maximum current income consistent with    IDS Life, investment
                Cash Management Fund        liquidity and conservation of capital. Invests in    manager; AEFC, investment
                                            money market securities.                             advisor.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      DE3       AXPSM  Variable  Portfolio - Objective:  a high level of current
                Diversified Equity Income    income and, as a secondary goal,                    IDS Life, investment
                Fund                         steady growth of capital.  Invests                  manager; AEFC, investment
                                             primarily  in   dividend-paying common              advisor.
                                             and preferred  stocks.

------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      EI3       AXPSM Variable Portfolio -  Objective: high current income, with capital growth  IDS Life, investment
                Extra Income Fund           as a secondary objective. Invests primarily in       manager; AEFC, investment
                                            long-term, high-yielding, high-risk debt securities  advisor.
                                            below investment grade issued by U.S. and foreign
                                            corporations.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      FI3       AXPSM Variable Portfolio -  Objective: a high level of current income and        IDS Life, investment
                Federal Income Fund         safety of principal consistent with an investment    manager; AEFC, investment
                                            in U.S. government and government agency             advisor.
                                            securities. Invests primarily in debt obligations
                                            issued or guaranteed as to principal and interest
                                            by the U.S. government, its agencies or
                                            instrumentalities.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      GB3       AXPSM Variable Portfolio -  Objective: high total return through income and      IDS Life, investment
                Global Bond Fund            growth of capital. Invests primarily in debt         manager; AEFC, investment
                                            securities of U.S. and foreign issuers.              advisor.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      GR3       AXPSM Variable Portfolio -  Objective: long-term capital growth. Invests         IDS Life, investment
                Growth Fund                 primarily in common stocks and securities            manager; AEFC, investment
                                            convertible into common stocks that appear to offer  advisor.
                                            growth opportunities.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      IE3       AXPSM Variable Portfolio -  Objective: capital appreciation. Invests primarily   IDS Life, investment
                International Fund          in common stock of foreign issuers.                  manager; AEFC, investment
                                                                                                 advisor; American Express
                                                                                                 Asset Management
                                                                                                 International, Inc., a
                                                                                                 wholly-owned subsidiary of
                                                                                                 AEFC, sub-investment advisor.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      MF3       AXPSM Variable Portfolio -  Objective: maximum total investment return through   IDS Life, investment
                Managed Fund                a combination of capital growth and current income.  manager; AEFC, investment
                                            Invests primarily in stocks, convertible             advisor.
                                            securities, bonds and money market instruments.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      ND3       AXPSM Variable Portfolio -  Objective: long-term growth of capital. Invests      IDS Life, investment
                New Dimensions Fund         primarily in common stocks of U.S. and foreign       manager; AEFC, investment
                                            companies showing potential for significant growth.  advisor.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      SC3       AXPSM Variable Portfolio -  Objective: long-term capital growth. Invests         IDS Life, investment
                Small Cap Advantage Fund    primarily in equity stocks of small companies that   manager; AEFC, investment
                                            are often included in the S&P SmallCap 600 Index or  advisor; Kenwood Capital Management
                                            the Russell 2000 Index.                              LLC, sub-investment advisor.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      SA3       AXPSM Variable Portfolio -  Objective: capital appreciation. Invests primarily   IDS Life, investment
                Strategy Aggressive Fund    in common stocks of small- and medium-size           manager; AEFC, investment
                                            companies.                                           advisor; American Express Asset
                                                                                                 Management Group Inc.,
                                                                                                 sub-investment advisor.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      3CA       AIM V.I. Capital            Objective: growth of capital.  Invests primarily in  A I M Advisors, Inc.
                Appreciation Fund           common stocks, with emphasis on medium- or
                                            small-sized growth companies.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      3CD       AIM V.I. Capital            Objective: long term growth of capital.  Invests     A I M Advisors, Inc.
                Development Fund            primarily in securities (including common stocks,
                                            convertible securities and bonds) of small- and
                                            medium-sized companies.
------------------------------------------------------------------------------------------------------------------------------
      3IF       American Century VP         Objective: long term capital growth. Invests         American Century Investment
                International Fund          primarily in stocks of growing foreign companies.    Management, Inc.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      3VA       American Century VP Value   Objective: long-term capital growth, with income as  American Century Investment
                Fund                        a secondary objective. Invests primarily in          Management, Inc.
                                            securities that management believes to be
                                            undervalued at the time of purchase.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      3GI       Fidelity VIP III Growth &   Objective: high total return through a
                Income Portfolio (Service   combination of current  income  and  capital          Fidelity  Management &
                Class)                      appreciation.  Invests primarily in common stocks     Research Company (FMR),
                                            with a focus on those that pay current                investment manager; FMR
                                            dividends and show potential for                      U.K. and FMR Far East,
                                            capital appreciation.                                 sub-investment advisors.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      3MP       Fidelity VIP III Mid Cap    Objective: long-term growth of capital. Invests      FMR, investment manager;
                Portfolio (Service Class)   primarily in medium market capitalization common     FMR U.K. and FMR Far East,
                                            stocks.                                              sub-investment advisors.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      3OS       Fidelity VIP Overseas       Objective: long-term growth of capital. Invests      FMR, investment manager;
                Portfolio (Service Class)   primarily in common stocks of foreign securities.    FMR U.K., FMR Far East,
                                                                                                 Fidelity International
                                                                                                 Investment Advisors(FIIA)
                                                                                                 and FIIA U.K., sub-investment
                                                                                                 advisors.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      3RE       Franklin Templeton VIP      Objective: capital appreciation with a secondary     Franklin Advisers, Inc.
                Trust Real Estate           goal to earn current income. Invests primarily in
                Securities Fund - Class 2   securities of companies operating in the real
                                            estate industry, primarily equity real estate
                                            investment trusts (REITS).
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      3IS       Franklin Templeton VIP      Objective: long-term capital appreciation. Invests   Templeton Investment
                Trust  Templeton            primarily  in  equity  securities  of  smaller       Counsel, Inc.
                International  Smaller      companies located  outside the U.S.,  including in
                Companies Fund - Class 2    emerging  markets.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      3SI       Franklin Templeton VIP      Objective: long-term total return. Invests           Franklin Advisory Services,
                Trust Value Securities      primarily in equity securities of companies the      LLC
                Fund - Class 2              manager believes are significantly undervalued.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      3SE       Goldman Sachs VIT CORESM    Objective: long-term growth of capital. Invests      Goldman Sachs Asset
                Small Cap Equity Fund       primarily in a broadly diversified portfolio of      Management
                                            equity securities of U.S. issuers which are
                                            included in the Russell 2000 Index at the time of
                                            investment.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      3UE       Goldman Sachs VIT CORESM    Objective: long-term growth of capital and dividend  Goldman Sachs Asset
                U.S. Equity Fund            income. Invests primarily in a broadly diversified   Management
                                            portfolio of large-cap and blue chip equity
                                            securities representing all major sectors of the
                                            U.S. economy.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      3MC       Goldman Sachs VIT Mid Cap   Objective: long-term capital appreciation.  Invests  Goldman Sachs Asset
                Value Fund                  primarily in mid-capitalization U.S. stocks that     Management
                                            are believed to be undervalued or undiscovered by
                                            the marketplace.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      3IP       Lazard Retirement           Objective: long-term capital appreciation. Invests   Lazard Asset Management
                International Equity        primarily in equity securities, principally common
                Portfolio                   stocks of relatively large non-U.S. companies
                                            (those whose total market value is more than $1
                                            billion) that the Investment Manager believes are
                                            undervalued based on their earnings, cash flow or
                                            asset values.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      3IN       Putnam VT International     Objective: long-term capital appreciation by         Putnam Investment
                New Opportunities Fund -    investing in companies that have above-average       Management, Inc.
                Class IB Shares             growth prospects due to the fundamental growth of
                                            their market sector. Invests primarily in growth
                                            stocks outside the U.S.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      3VS       Putnam VT Vista Fund -      Objective: capital appreciation. Invests primarily   Putnam Investment
                Class IB Shares             in a diversified portfolio of common stocks that     Management, Inc.
                                            Putnam Management  believes have the
                                            potential for above-average  capital
                                            appreciation.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      3MI       Royce Micro-Cap Portfolio   Objective: long-term growth of capital. Invests      Royce & Associates, Inc.
                                            primarily in a broadly diversified portfolio of
                                            equity securities issued by micro-cap companies
                                            (companies with stock market capitalizations below
                                            $300 million).
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      3SV       Third Avenue Value          Objective: long-term capital appreciation. Invests   The Investment Adviser EQSF
                Portfolio                   primarily in common stocks of well-financed          Advisers, Inc.
                                            companies at a substantial discount to what the
                                            Advisor believes is their true value.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      3IT       Wanger International Small  Objective: long-term growth of capital.  Invests     Wanger Asset Management,
                Cap                         primarily in stocks of small- and medium-size        L.P.
                                            non-U.S. companies.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      3SP       Wanger U.S. Small Cap       Objective: long-term growth of capital.  Invests     Wanger Asset Management,
                                            primarily in stocks of small- and medium-size U.S.   L.P.
                                            companies.
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
      3EG       Warburg Pincus Trust -      Objective: maximum capital appreciation. Invests     Warburg Pincus Asset
                Emerging Growth Portfolio   primarily in equity securities of small- to medium   Management, Inc.
                                            sized U.S. emerging-growth companies.
------------------------------------------------------------------------------------------------------------------------------


The investment objectives and policies of some of the funds are similar to the investment objectives and policies of other mutual funds that the investment advisor or its affiliates manage. Although the objectives and policies may be similar, each fund will have its own portfolio holdings and its own fees and expenses. Accordingly, each fund will have its own investment results.

The investment managers and advisors cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and qualified plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or qualified plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and qualified plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and qualified plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the fund prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and qualified plan accounts.

The IRS issued final regulations relating to the diversification requirements under Section 817(h) of the Internal Revenue Code of 1986, as amended (the
Code). Each fund intends to comply with these requirements.

The variable account was established under Minnesota law on Aug. 23, 1995 and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of IDS Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the Internal Revenue Service (IRS) indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

The Fixed Account

You also may allocate purchase payments to the fixed account. We back the principal and interest guarantees relating to the fixed account. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit interest daily and compound it annually. We will change the interest rates from time to time at our discretion.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the fixed account.)

Buying Your Contract

You can fill out an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 90 or younger.

When you apply, you may select:

o        the fixed account and/or subaccounts in which you want to invest;
o        how you want to make purchase payments; and
o        a beneficiary.

The contract provides for allocation of purchase payments to the subaccounts of the variable account and/or to the fixed account in even 1% increments.

If your application is complete, we will process it and apply your purchase payment to the fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If we cannot accept your application within five business days, we will decline it and return your payment. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

The settlement date

Annuity payouts are scheduled to begin on the settlement date. When we process your application, we will establish the settlement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

For nonqualified annuities, the settlement date must be:

o    no earlier than the 60th day after the contract's effective date; and
o no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75. (In Pennsylvania, the maximum settlement date ranges from age 85 to 93 based on the annuitant's age when we issue the contract. See contract for details.)

For qualified annuities, to avoid IRS penalty taxes, the settlement date generally must be:

o   on or after the date the annuitant reaches age 59 1/2; and
o for IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or
o for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2, or, if later retires (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later. (In Pennsylvania, the annuity payout ranges from age 85 to 93 based on the annuitant's age when the contract is issued. See contract for details.)

Beneficiary

If death benefits become payable before the settlement date (while the contract is in force and before annuity payouts begin), we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

Purchase payments

Minimum allowable purchase payments

 For employees/advisors:
  If paying by installments*      If paying by any other method:
  under a scheduled payment        $1,000 initial payment for qualified plans
  plan:                            $2,000 initial payment for nonqualified plans
    $23.08 biweekly, or            $50 for any additional payments
    $50 per month

    For other individuals:
         $1 million

    * Installments must total at least $600 in the first year. If you do not make any purchase payments for 24 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts sold to New Jersey residents.

Maximum allowable purchase payments** based on the age of you or the annuitant, whoever is older, on the effective date of the contract:

    For employees/advisors:
      First year:                               Each subsequent year:
         $   100,000 for ages 86 to 90              $ 50,000 for ages 86-90
         $2,000,000 up to age 85                    $100,000 up to age 85

    For other individuals:
      First year:                               Each subsequent year:
         $1,000,000 for ages 86 to 90               $100,000
         $2,000,000 up to age 85

    **These limits apply in total to all IDS Life annuities you own. We reserve the right to increase maximum limits. For qualified annuities the qualified plan's limits on annual contributions also apply.

We reserve the right to not accept purchase payments allocated to the fixed account for twelve months following either:

1.       a partial surrender from the fixed account; or
2.       a lump sum transfer from the fixed account to a subaccount.

How to make purchase payments

1                 Send your check along with your name and  contract number to:
By letter:
                  Regular mail:
                  IDS Life Insurance Company
                  Box 74
                  Minneapolis, MN 55440-0074

                  Express mail:
                  IDS Life Insurance Company
                  733 Marquette Avenue
                  Minneapolis, MN 55402


2                 For employees/advisors only
By Scheduled      We can help you set up:
payment plan:
                  o  an automatic payroll deduction, salary reduction or other group billing arrangement; or

                  o  a bank authorization.

Charges

Contract administrative charge

We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the charge at the time of surrender regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

Mortality and expense risk fee

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee. The fee totals 0.55% of the average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

o first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;
o then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses.

Other information on charges: AEFC makes certain custodial services available to some custodial and trusteed pension and profit sharing plans and 401(k) plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. AEFC will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

Possible group reductions: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative charge. However, we expect this to occur infrequently.

Premium taxes


Certain state and local governments impose premium taxes (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was sold. In some cases, we deduct premium taxes from your purchase payments before we allocate them. In other cases, we deduct them when you surrender your contract or when annuity payouts begin.

Valuing Your Investment

We value your fixed account and subaccounts as follows:

Fixed Account: We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

o the sum of your purchase payments and transfer amounts allocated to the fixed account;
o  plus interest credited;
o  minus the sum of amounts  surrendered and amounts  transferred  out;  and
o  minus  any  prorated  contract  administrative charge.

Subaccounts: We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, we subtract a certain number of accumulation units from your contract.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests.

The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

Number of units

To calculate the number of accumulation units for a particular subaccount, we divide your investment after deduction of any premium taxes, by the current accumulation unit value.

Accumulation unit value

The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

Net investment factor

We determine the net investment factor by:

o adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
o    dividing that sum by the previous adjusted net asset value per share; and
o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

Factors that affect subaccount accumulation units

Accumulation units may change in two ways: in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:

o        additional purchase payments you allocate to the subaccounts;
o        transfers into or out of the subaccounts;
o        partial surrenders; and/or
o        prorated portions of the contract administrative charge.

Accumulation unit values will fluctuate due to:

o        changes in funds' net asset value;
o        dividends distributed to the subaccounts;
o        capital gains or losses of funds;
o        fund operating expenses; and/or
o        mortality and expense risk fees.

Making the Most of Your Contract

Automated dollar-cost averaging

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.


                                                   How dollar-cost averaging works
By investing an                                   Amount       Accumulation unit       Number of units
equal number of                      Month       invested            value                purchased
dollars each month...                 Jan          $100               $20                    5.00
                                      Feb          100                18                     5.56
you automatically buy                 Mar          100                17                     5.88
more units when the                   Apr          100                15                     6.67
per unit market price                 May          100                16                     6.25
is low...                             Jun          100                18                     5.56
                                      Jul          100                17                     5.88
and fewer units when                  Aug          100                19                     5.26
the per unit market                  Sept          100                21                     4.76
price is high.                        Oct          100                20                     5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success with this strategy will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact us.

Transferring money between accounts

You may transfer money from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in switching investments.

We may suspend or modify transfer privileges at any time. Excessive trading activity can disrupt fund management strategy and increase expenses, which are borne by all contract owners who allocated purchase payments to the fund regardless of their transfer activity. We may apply modifications or restrictions in any reasonable manner to prevent transfers we believe will disadvantage other contract owners. (For information on transfers after annuity payouts begin, see "Transfer policies" below.)

Transfer policies

o Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the fixed account at any time. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next contract anniversary.

o You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).

o If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

o If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

o We will not accept requests for transfers from the fixed account at any other time.

o Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

How to request a transfer or surrender

1                         Send your name, contract number, Social Security
By letter:                Number  or Taxpayer Identification Number and signed
                          request  for a transfer or surrender to:

                           Regular mail:
                           IDS Life Insurance Company
                           IDS Tower 10
                           Minneapolis, MN 55440-0010

                           Express mail:
                           IDS Life Insurance Company
                           733 Marquette Avenue
                           Minneapolis, MN 55402

                           Minimum amount

                           Transfers or
                           surrenders:           $250 or entire account balance

                           Maximum amount

                           Transfers or
                           surrenders:           Contract value

2                         We can help you set up automated  transfers among your
By automated transfers    subaccounts or  fixed  account or partial surrenders
and automated partial     from  the  accounts.
surrenders:               You can start or stop this service by written request
                          or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

o Automated transfers from the fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.
o Automated surrenders may be restricted by applicable law under some contracts.
o You may not make additional purchase payments if automated partial surrenders are in effect.
o Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

                           Minimum amount

                           Transfers or
                           surrenders:               $50

3                          Call between 7 a.m. and 6 p.m. Central time:
By phone:
                           800-437-0602

                           TTY service for the hearing impaired:

                           1-800-285-8846 (toll free)

                           Minimum amount

                           Transfers or
                           surrenders:           $250 or entire account balance

                           Maximum amount

                           Transfers:            Contract value
                           Surrenders:           $50,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and surrenders are automatically available. You may request that telephone transfers and surrenders not be authorized from your account by writing to us.

Surrenders

You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. For total surrenders, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin.

Surrender policies

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. The minimum contract value after partial surrender is $600.

Receiving payment

By regular or express mail:

o        payable to you;
o        mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

By wire:

o        request that payment be wired to your bank;
o        bank account must be in the same ownership as your contract; and
o        pre-authorization required.

For instructions, contact us.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

-- the surrender amount includes a purchase payment check that has not cleared; -- the NYSE is closed, except for normal holiday and weekend closings;
-- trading on the NYSE is restricted, according to SEC rules;
-- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or -- the SEC permits us to delay payment for the protection of security holders.

TSA -- Special Surrender Provisions

Participants in Tax-Sheltered Annuities: The Code imposes certain restrictions on your right to receive early distributions from a TSA:

o    Distributions   attributable  to  salary  reduction   contributions   (plus
     earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

     -- you are at least age 59 1/2;
     -- you are disabled as defined in the Code;
     -- you  separated  from the  service  of the  employer  who  purchased  the contract; or
     -- the distribution is because of your death.

o If you encounter a financial hardship (as defined by the Code), you may receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

o Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

o The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

o The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

o If the contract has a loan provision, the right to receive a loan as described in detail in your contract.

Changing Ownership

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of a contract may be transferred to the annuitant.

Benefits in Case of Death

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If both you and the annuitant are age 80 or younger on the date of death, the beneficiary receives the greatest of:

o    the contract value;
o    purchase payments, minus any "adjusted partial surrenders"; or
o the contract value as of the most recent sixth contract anniversary, plus any purchase payments paid and minus any "adjusted partial surrenders" since that anniversary.

If either you or the annuitant are age 81 or older on the date of death, the beneficiary receives the greater of:

o        the contract value; or
o        purchase payments minus any "adjusted partial surrenders."

Adjusted partial surrenders: We calculate an "adjusted partial surrender" for each partial surrender as the product of (a) times (b) where

                  (a) is the ratio of the amount of the partial surrender to the contract value on the date of (but prior to) the partial surrender; and


                  (b) is the  death  benefit  on the date of (but  prior to) the partial surrender.

Example of death benefit calculation when the owner and annuitant are age 80 or younger:

o  The contract is purchased with a payment of $20,000 on Jan. 1, 2000.
o On Jan 1, 2006 (the 6th contract anniversary) the contract value has grown to $30,000.
o March 1, 2006 the contract value has fallen to $28,000 at which point the owner takes a $1,500 partial surrender, leaving a contract value of $26,500.

The death benefit on March 1, 2006 is calculated as follows:

The contract value on the most recent 6th contract anniversary:       $30,000.00
plus any purchase payments paid since that anniversary:               +     0.00
minus any "adjusted partial surrenders" taken since that
anniversary, calculated as:  $1,500  x  $30,000    =
                                 $28,000                              - 1,607.14
                                                                    ------------
for a death benefit of:                                              $ 28,392.86


If your spouse is sole beneficiary under a nonqualified annuity and you die before the settlement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.


Under a qualified annuity, if the annuitant dies before the Code requires distributions to begin, and the spouse is the only beneficiary, the spouse may keep the contract as owner until the date on which the annuitant would have reached age 70 1/2 or any other date permitted by the Code. To do this, the spouse must give us written instructions within 60 days after we receive proof of death.


Payments: Under a nonqualified annuity we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after we receive proof of death; and
o payouts begin no later than one year after your death, or other date as permitted by the Code; and
o the payout period does not extend beyond the beneficiary's life or life expectancy.

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, from the date of death at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.


Other rules may apply to qualified annuities. (See "Taxes.")

The Annuity Payout Period

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements.

The amount available for payouts under the plan you select is the contract value on your settlement date (less any applicable premium tax).

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amounts available to purchase payouts under the plan you select is the contract value on your settlement date (less any applicable premium tax). You may reallocate this contract value to the fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

Amounts of fixed and variable payouts depend on:

o        the annuity payout plan you select;
o        the annuitant's age and, in most cases, sex;
o        the annuity table in the contract; and
o        the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

Annuity table

The annuity table in your contract shows the amount of the first monthly payment for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.) The table assumes that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts.

Substitution of 3.5% table

If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% table in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. Using the 5% table results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Annuity payout plans

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:


o Plan A -- Life annuity - no refund: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we have made only one monthly payout, we will not make any more payouts.

o Plan B -- Life annuity with five, 10 or 15 years certain: We make monthly payouts for a guaranteed payout period of five, 10 or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

o Plan C -- Life annuity - installment refund: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

o Plan D -- Joint and last survivor life annuity - no refund: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

o Plan E -- Payouts for a specified period: We make monthly payouts for a specific payout period of 10 to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value separately for each subaccount from which you are currently scheduled to receive payouts. The present value for each subaccount is equal to the discounted value of the remaining annuity payouts which are assumed to remain level. The discount rate we use in the calculation will vary between 5.05% and 7.15% depending on the applicable assumed investment rate and the fund management fees. A 10% IRS penalty tax could apply under this payout plan. (See "Taxes.")

Restrictions for some qualified plans: If you purchased a qualified annuity, you may be required to select a payout plan that provides for payouts:

o        over the life of the annuitant;
o        over the joint lives of the annuitant and a designated beneficiary;
o        for a period not exceeding the life expectancy of the annuitant; or
o for a period not exceeding the joint life expectancies of the annuitant and a designated beneficiary.

You have the responsibility for electing a payout plan that complies with your contract and with applicable law.

If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's settlement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to you in a lump sum or to change the frequency of the payouts.

Death after annuity payouts begin

If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

Taxes

Generally, under current law, any increase in your contract value is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income are normally taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records.

Qualified annuities: We designed this contract for use with qualified retirement plans. Special rules apply to these retirement plans. Your rights to benefits may be subject to the terms and conditions of these retirement plans regardless of the terms of the contract.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions during your life and after your death. You should refer to your retirement plan or adoption agreement or consult a tax advisor for more information about your distribution rules.

Annuity payouts under nonqualified annuities: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuities issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

Annuity payouts under qualified annuities: Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with after-tax dollars. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a qualified retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you.

Surrenders: If you surrender part or all of your contract before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your contract immediately before the surrender exceeds your investment. You also may have to pay a 10% IRS penalty for surrenders you make before reaching age 59 1/2 unless certain exceptions apply. For qualified annuities, other penalties may apply if you surrender your contract before your plan specifies that you can receive payouts.

Death benefits to beneficiaries: The death benefit under a contract is not tax-exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the years he or she receives the payments.

Annuities owned by corporations, partnerships or trusts: For nonqualified annuities any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.

Penalties: If you receive amounts from your contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received by you or your beneficiary:

o    because of your death;
o    because you become disabled (as defined in the Code);
o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or
o if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For a qualified annuity, other penalties or exceptions may apply if you surrender your contract before your plan specifies that payouts can be made.

Withholding, generally: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full surrender), we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

Withholding from qualified annuities: If you receive directly all or part of the contract value from a qualified annuity (except an IRA or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time we make payout. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

o instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;
o the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more; or
o    the payout is a minimum distribution required under the Code.

Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

Transfer of ownership of a nonqualified annuity: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.

Collateral assignment of a nonqualified annuity: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender.

Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.


Tax qualification: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

Voting Rights

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

o  the reserve held in each  subaccount for your  contract;  divided by
o  the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

Substitution of Investments

We may substitute the funds in which the subaccounts invest if:

o        laws or regulations change,
o        existing funds become unavailable, or
o        in our judgment, the funds no longer are suitable for the subaccounts.


If any of these situations occur and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute funds other than those currently listed in this prospectus for other funds.

We may also:

    o  add new subaccounts;
    o  combine any two or more subaccounts;
    o  add subaccounts investing in additional funds;
    o  transfer assets to and from the subaccounts or the variable account; and
    o  eliminate or close any subaccounts.


In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

About the Service Providers

Issuer and principal underwriter

IDS Life issues and is the principal underwriter for the contracts. IDS Life is a stock life insurance company organized in 1957 under the laws of the State of Minnesota and is located at IDS Tower 10, Minneapolis, MN 55440-0010. IDS Life conducts a conventional life insurance business.

IDS Life is a wholly-owned subsidiary of AEFC, which itself is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City. The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates, and a broad range of financial management services. American Express Financial Advisors Inc. (AEFA) serves individuals and businesses through its nationwide network of more than 180 offices and 9200 advisors.

IDS Life will pay commissions for sales of the contracts of up to 7% of the total purchase payments to AEFA. This revenue is used to cover distribution costs that include compensation to advisors and field leadership for the selling advisors. These commissions consist of a combination of time of sale and on-going service/trail commissions (which, when totaled, could exceed 7% of purchase payments). From time to time, IDS Life will pay or permit other promotional incentives, in cash or credit or other compensation

Legal proceedings

A number of lawsuits have been filed against life and health insurers in jurisdictions in which IDS Life and AEFC do business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents and other matters. IDS Life and AEFC, like other life and health insurers, from time to time are involved in such litigation. On December 13, 1996, an action entitled Lesa Benacquisto and Daniel Benacquisto vs. IDS Life Insurance Company and American Express Financial Corporation was commenced in Minnesota state court. The action was brought by individuals who replaced an existing IDS Life insurance policy with a new IDS Life policy. The plaintiffs purport to represent a class consisting of all persons who replaced existing IDS Life policies with new policies from and after January 1, 1985. The complaint puts at issue various alleged sales practices and misrepresentations, alleged breaches of fiduciary duties and alleged violations of consumer fraud statutes. IDS Life and AEFC filed an answer to the complaint on February 18, 1997, denying the allegations. A second action, entitled Arnold Mork, Isabella Mork, Ronald Melchart and Susan Melchart vs. IDS Life Insurance Company and American Express Financial Corporation was commenced in the same court on March 21,1997. In addition to claims that are included in the Benacquisto lawsuit, the second action includes an allegation of improper replacement of an existing IDS Life annuity contract. A subsequent class action, Richard Thoresen and Elizabeth Thoresen vs. AEFC, American Partners Life Insurance Company, American Enterprise Life Insurance Company, American Centurion Life Assurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York, was filed in the same court on
October 13, 1998 alleging that the sale of annuities in tax-deferred contributory retirement investment plans (e.g. IRAs) was done through deceptive marketing practices, which IDS Life denies. Plaintiffs in each of the above actions seek damages in an unspecified amount and also seek to establish a claims resolution facility for the determination of individual issues.

IDS Life and AEFC believe they have meritorious defenses to the claims raised in the lawsuits. The outcome of any litigation cannot be predicted with certainty. In the opinion of management, however, the ultimate resolution of the above lawsuits and others filed against IDS Life should not have a material adverse effect on IDS Life's consolidated financial position.

Year 2000


The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of IDS Life and the Variable Account. All of the major systems used by IDS Life and by the Variable Account are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of AEFC. IDS Life's and the Variable Account's businesses are heavily dependent upon AEFC's computer systems and have significant interactions with systems of third parties.

A comprehensive review of AEFC's computer systems and business processes has been conducted to identify the major systems that could be affected by the Year 2000 issue. Steps have been taken to resolve potential problems including modification to existing software and the purchase of new software. AEFC's target date for substantially completing its program of corrective measures on internal business critical systems was Dec. 31, 1998. As of June 30, 1999, AEFC completed its program of corrective measures on its internal systems and applications, including Year 2000 compliance testing. The Year 2000 readiness of unaffiliated investment managers and other third parties whose system failures could have an impact on IDS Life's and the Variable Account's operations continues to be evaluated. The failure of external parties to resolve their own Year 2000 issues in a timely manner could result in a material financial risk to AEFC, IDS Life or the Variable Account.


AEFC's Year 2000 project includes establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. These plans are being amended to include specific Year 2000 considerations and will continue to be refined throughout 1999 as additional information related to potential Year 2000 exposure is gathered.

Table of Contents of the Statement of Additional Information


Performance Information                                                p.
Calculating Annuity Payouts                                            p.
Rating Agencies                                                        p.
Principal Underwriter                                                  p.
Independent Auditors                                                   p.
Financial Statements

Please check the appropriate box to receive a copy of the Statement of Additional Information for:

-- American Express Retirement Advisor Variable AnnuitySM - Band 3 -- American Express Variable Portfolio Funds
-- AIM Variable Insurance Funds, Inc.
-- American Century Variable Portfolios, Inc.
-- Fidelity Variable Insurance Products Funds - Service Class -- Franklin Templeton Variable Insurance Products Trust - Class 2 -- Goldman Sachs Variable Insurance Trust (VIT)
-- Lazard Retirement Series, Inc.
-- Putnam Variable Trust
-- Royce Capital Fund
-- Third Avenue  Variable  Series Trust
-- Wanger Advisors Trust
-- Warburg Pincus Trust


Mail your request to:

IDS Life Insurance Company
IDS Tower 10
Minneapolis, MN 55440-0010

We will mail your request to:

Your name _____________________________________________
Address _______________________________________________
City _____________________ State _________ Zip ________

                       STATEMENT OF ADDITIONAL INFORMATION

                                       for


             AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITYSM


                          IDS Life Variable Account 10

                               September 15, 1999

IDS Life Variable Account 10 is a separate account established and maintained by IDS Life Insurance Company (IDS Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.


IDS Life Insurance Company
IDS Tower 10
Minneapolis, MN  55440-0010
800-437-0602

                                TABLE OF CONTENTS

Performance Information...................................................p.

Calculating Annuity Payouts...............................................p.

Rating Agencies...........................................................p.

Principal Underwriter.....................................................p.

Independent Auditors......................................................p.

Financial Statements

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

Average Annual Total Return

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                                  P(1+T)n = ERV

where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)


We calculated the following performance figures on the basis of historical performance of each fund. Currently we do not show any performance information for the subaccounts because they are new and have not had any activity to date. However, we show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Past performance does not guarantee future results.



Average Annual Total Return For Nonqualified Annuities With a Seven-Year Surrender Charge Schedule For Periods
Ending Dec. 31, 1998
                                                               Performance Since Commencement of the Fund*
Subaccount       Investing In:                               1 Year   5 Years   10 Years        Since
----------       -------------                               ------   -------   --------    Commencement
                 AXPSM VARIABLE PORTFOLIO
      BC1              Blue Chip Advantage Fund+               --%      --%       --%            --%
      BD1              Bond Fund (10/81)**                    -5.85    5.06       7.84          10.16
      CR1              Capital Resource Fund (10/81)          15.88    14.94     14.66          14.39
      CM1              Cash Management Fund (10/81)           -2.51    3.18       4.27           5.62
      DE1              Diversified Equity Income Fund+         --       --         --             --
      EI1              Extra Income Fund (5/96)              -11.30     --         --            1.69
      FI1              Federal Income Fund+                    --       --         --             --
      GB1              Global Bond Fund (5/96)                0.17      --         --            3.95
      GR1              Growth Fund+                            --       --         --             --
      IE1              International Fund (1/92)              7.66     5.64        --            8.11
      MF1              Managed Fund (4/86)                    7.63     12.29     13.42          11.60
      ND1              New Dimensions Fund (5/96)             20.36     --         --           21.17
      SC1              Small Cap Advantage Fund +              --       --         --             --
      SA1              Strategy Aggressive Fund (1/92)        -4.83    8.97        --            9.55
                 AIM V.I.
      1CA              Capital Appreciation Fund (5/93)       11.13    15.61       --           17.23
      1CD              Capital Development Fund (5/98)         --       --         --           -13.91
                 American Century
      1IF              VP International Fund (5/94)           3.93      --         --            8.35
      1VA              VP Value Fund (5/96)                   0.48      --         --           14.15
                 FIDELITY VIP
      1GI              III Growth & Income Portfolio          20.29     --         --           23.91
                       (Service Class) (12/96)
      1MP              III Mid Cap Portfolio (Service          --       --         --           -3.49
                       Class) (12/98)
      1OS              Overseas Portfolio (Service Class)     -1.27    0.34       5.10           5.40
                       (12/87)
                 FRANKLIN TEMPLETON VIP TRUST
      1RE              Real Estate Securities Fund - Class   -23.09    7.69        --            8.90
                       2 (1/89)***
      1IS              Templeton International Smaller       -19.20     --         --           -4.30
                       Companies Fund - Class 2 (5/96)***
      1SI              Value Securities Fund - Class 2         --       --         --           -27.39
                       (5/98)***
                 GOLDMAN SACHS Variable Insurance Trust
                 (VIT)
      1SE              CORESM Small Cap Equity Fund (2/98)     --       --         --           -15.80
      1UE              CORESM U.S. Equity Fund (2/98)          --       --         --            6.60
      1MC              Mid Cap Value Fund (4/98)               --       --         --           -19.48
                 LAZARD RETIREMENT SERIES, INC.
      1IP              International Equity Portfolio (9/98)   --       --         --            4.88
                 PUTNAM VARIABLE TRUST
      1IN              Putnam VT International New             --       --         --           -7.91
                       Opportunities Fund - Class IB Shares
                       (4/98)
      1VS              Putnam VT Vista Fund - Class IB         --       --         --             --
                       Shares (1/99)
                 ROYCE
      1MI              Micro-Cap Portfolio (12/96)           -16.14     --         --           -2.02
                 THIRD AVENUE VARIABLE SERIES TRUST
      1SV              Value Portfolio +                       --       --         --             --
                 WANGER
      1IT              International Small Cap (5/95)         8.17      --         --           19.18
      1SP              U.S. Small Cap (5/95)                  0.76      --         --           24.71
                 WARBURG PINCUS TRUST
      1EG              Emerging Growth Portfolio +             --       --         --             --

*Current  applicable  charges  deducted  from  fund  performance  include  a $30 contract  administrative charge, a 0.95% mortality and expense risk fee and applicable  surrender  charges  associated  with the seven-year  surrender charge schedule.
+ Fund had not commenced operations as of Dec. 31, 1998.
**(Commencement  date of the Funds)
***Because Class 2 shares were not offered until Jan. 6, 1999, performance shown represents Class 1 shares. Although invested in the same portfolio of securities as Class 1, Class 2's standardized performance will differ because of Class 2's additional 12b-1 fee expense which affects all performance after the inception of Class 2. Figures assume reinvestment of dividends and capital gains.



Average Annual Total Return For Nonqualified Annuities With a Ten-Year Surrender Charge Schedule For Periods
Ending Dec. 31, 1998
                                                               Performance Since Commencement of the Fund*
Subaccount       Investing In:                               1 Year   5 Years   10 Years       Since
----------       -------------                               ------   -------   --------     Commencement
                 AXPSM VARIABLE PORTFOLIO
      BC1              Blue Chip Advantage Fund+               --%      --%       --%            --%
      BD1              Bond Fund (10/81)**                    -6.76    4.73       7.74          10.16
      CR1              Capital Resource Fund (10/81)          14.88    14.71     14.60          14.39
      CM1              Cash Management Fund (10/81)           -3.45    2.83       4.13           5.62
      DE1              Diversified Equity Income Fund+         --       --         --             --
      EI1              Extra Income Fund (5/96)              -12.15     --         --            1.32
      FI1              Federal Income Fund+                    --       --         --             --
      GB1              Global Bond Fund (5/96)                -0.79     --         --            3.60
      GR1              Growth Fund+                            --       --         --             --
      IE1              International Fund (1/92)              6.66     5.32        --            7.84
      MF1              Managed Fund (4/86)                    6.63     12.04     13.35          11.60
      ND1              New Dimensions Fund (5/96)             19.36     --         --           20.90
      SC1              Small Cap Advantage Fund+               --       --         --             --
      SA1              Strategy Aggressive Fund (1/92)        -5.74    8.69        --            9.30
                 AIM V.I.
      1CA              Capital Appreciation Fund (5/93)       10.13    15.39       --           17.06
      1CD              Capital Development Fund (5/98)         --       --         --           -14-73
                 American Century
      1IF              VP International Fund (5/94)           2.93      --         --            8.03
      1VA              VP Value Fund (5/96)                   -0.49     --         --           13.85
                 FIDELITY VIP
      1GI              III Growth & Income Portfolio          19.29     --         --           23.51
                       (Service Class) (12/96)
      1MP              III Mid Cap Portfolio (Service          --       --         --           -4.42
                       Class) (12/98)
      1OS              Overseas Portfolio (Service Class)     -2.22    -0.04      5.10           5.40
                       (12/87)
                 FRANKLIN TEMPLETON VIP TRUST
      1RE              Real Estate Securities Fund - Class   -23.81    7.40        --            8.80
                       2 (1/89)***
      1IS              Templeton International Smaller       -19.20     --         --           -4.64
                       Companies Fund - Class 2 (5/96)***
      1SI              Value Securities Fund - Class 2         --       --         --           -28.06
                       (5/98)***
                 GOLDMAN SACHS VARIBALE INSURANCE TRUST
                 (VIT)
      1SE              CORESM Small Cap Equity Fund (2/98)     --       --         --           -16.60
      1UE              CORESM U.S. Equity Fund (2/98)          --       --         --            5.60
      1MC              Mid Cap Value Fund (4/98)               --       --         --           -20.24
                 LAZARD RETIREMENT SERIES, INC.
      1IP              International Equity Portfolio (9/98)   --       --         --            3.88
                 PUTNAM VARIABLE TRUST
      1IN              Putnam VT International New             --       --         --           -8.79
                       Opportunities Fund - Class IB Shares
                       (4/98)
      1VS              Putnam VT Vista Fund - Class IB         --       --         --             --
                       Shares (1/99)
                 ROYCE
      1MI              Micro-Cap Portfolio (12/96)           -16.14     --         --           -2.50
                 THIRD AVENUE VARIABLE SERIES TRUST
      1SV              Value Portfolio+                        --       --         --             --
                 WANGER
      1IT              International Small Cap (5/95)         7.17      --         --           19.01
      1SP              U.S. Small Cap (5/95)                  -0.22     --         --           24.56
                 WARBURG PINCUS TRUST
      1EG              Emerging Growth Portfolio+              --       --         --             --

*Current  applicable  charges  deducted  from  fund  performance  include  a $30 contract  administrative  charge and a 0.95%  mortality and expense risk fee and applicable  surrender  charges  associated  with the ten-year  surrender  charge schedule.
+  Fund  had  not   commenced   operations  as  of  Dec.  31,  1998.
**(Commencement  date of the Funds)
***Because Class 2 shares were not offered until Jan. 6, 1999, performance shown represents Class 1 shares. Although invested in the same portfolio of securities as Class 1, Class 2's standardized performance will differ because of Class 2's additional 12b-1 fee expense which affects all performance after the inception of Class 2. Figures assume reinvestment of dividends and capital gains.

Average Annual Total Return For Nonqualified Annuities Without Surrender For Periods Ending Dec. 31, 1998
                                                               Performance Since Commencement of the Fund*
Subaccount       Investing In:                               1 Year   5 Years   10 Years       Since
----------       -------------                               ------   -------   --------   Commencement
                 AXPSM VARIABLE PORTFOLIO
      BC1              Blue Chip Advantage Fund+               --%      --%       --%            --%
      BD1              Bond Fund (10/81)**                    0.48     5.71       7.84          10.16
      CR1              Capital Resource Fund (10/81)          22.88    15.40     14.66          14.39
      CM1              Cash Management Fund (10/81)           4.08     3.88       4.27           5.62
      DE1              Diversified Equity Income Fund+         --       --         --             --
      EI1              Extra Income Fund (5/96)               -5.38     --         --            4.18
      FI1              Federal Income Fund+                    --       --         --             --
      GB1              Global Bond Fund (5/96)                6.96      --         --            6.36
      GR1              Growth Fund+                            --       --         --             --
      IE1              International Fund (1/92)              14.66    6.25        --            8.29
      MF1              Managed Fund (4/86)                    14.63    12.79     13.42          11.60
      ND1              New Dimensions Fund (5/96)             27.36     --         --           23.05
      SC1              Small Cap Advantage Fund+               --       --         --             --
      SA1              Strategy Aggressive Fund (1/92)        1.58     9.53        --            9.72
                 AIM V.I.
      1CA              Capital Appreciation Fund (5/93)       18.13    16.06       --           17.57
      1CD              Capital Development Fund (5/98)         --       --         --           -8.18
                 American Century
      1IF              VP International Fund (5/94)           10.93     --         --            9.13
      1VA              VP Value Fund (5/96)                   7.29      --         --           16.23
                 FIDELITY VIP
      1GI              III Growth & Income Portfolio          27.29     --         --           26.71
                       (Service Class) (12/96)
      1MP              III Mid Cap Portfolio (Service          --       --         --            3.03
                       Class) (12/98)
      1OS              Overseas Portfolio (Service Class)     5.41     1.09       5.10           5.40
                       (12/87)
                 FRANKLIN TEMPLETON VIP TRUST
      1RE              Real Estate Securities Fund - Class   -18.06    8.43        --            8.90
                       2 (1/89)***
      1IS              Templeton International Smaller       -13.05     --         --           -2.00-
                       Companies Fund - Class 2 (5/96)***
      1SI              Value Securities Fund - Class 2         --       --         --           -22.68
                       (5/98)***
                 GOLDMAN SACHS VARIABLE INSURANCE TRUST
                 (VIT)
      1SE              CORESM Small Cap Equity Fund (2/98)     --       --         --           -10.21
      1UE              CORESM U.S. Equity Fund (2/98)          --       --         --           13.60
      1MC              Mid Cap Value Fund (4/98)               --       --         --           -14.18
                 LAZARD RETIREMENT SERIES, INC.
      1IP              International Equity Portfolio (9/98)   --       --         --           11.88
                 PUTNAM VARIABLE TRUST
      1IN              Putnam VT International New             --       --         --           -1.73
                       Opportunities Fund - Class IB Shares
                       (4/98)
      1VS              Putnam VT Vista Fund - Class IB         --       --         --             --
                       Shares (1/99)
                 ROYCE
      1MI              Micro-Cap Portfolio (12/96)           -10.59     --         --            1.24
                 THIRD AVENUE VARIABLE SERIES TRUST
      1SV              Value Portfolio+                        --       --         --             --
                 WANGER
      1IT              International Small Cap (5/95)         15.17     --         --           20.19
      1SP              U.S. Small Cap (5/95)                  7.59      --         --           25.61
                 WARBURG PINCUS TRUST
      1EG              Emerging Growth Portfolio+              --       --         --             --

*Current  applicable  charges  deducted  from  fund  performance  include  a $30 contract  administrative  charge and a 0.95%  mortality  and expense  risk fee.
+  Fund  had  not   commenced   operations  as  of  Dec.  31,  1998.
**(Commencement  date of the Funds)
***Because Class 2 shares were not offered until Jan. 6, 1999, performance shown represents Class 1 shares. Although invested in the same portfolio of securities as Class 1, Class 2's standardized performance will differ because of Class 2's additional 12b-1 fee expense which affects all performance after the inception of Class 2. Figures assume reinvestment of dividends and capital gains.



Average Annual Total Return For Qualified Annuities With a Seven-Year Surrender Charge Schedule For Periods
Ending Dec. 31, 1998
                                                               Performance Since Commencement of the Fund*
Subaccount       Investing In:                               1 Year   5 Years   10 Years       Since
----------       -------------                               ------   -------   --------     Commencement
                 AXPSM VARIABLE PORTFOLIO
      BC2              Blue Chip Advantage Fund+               --%      --%       --%            --%
      BD2              Bond Fund (10/81)**                    -5.67    5.11       8.06          10.23
      CR2              Capital Resource Fund (10/81)          16.12    15.06     14.89          14.49
      CM2              Cash Management Fund (10/81)           -2.31    3.22       4.48           5.70
      DE2              Diversified Equity Income Fund+         --       --         --             --
      EI2              Extra Income Fund (5/96)              -11.13     --         --            1.90
      FI2              Federal Income Fund+                    --       --         --             --
      GB2              Global Bond Fund (5/96)                0.37      --         --            4.17
      GR2              Growth Fund+                            --       --         --             --
      IE2              International Fund (1/92)              7.89     5.70        --            8.33
      MF2              Managed Fund (4/86)                    7.86     12.40     13.64          11.83
      ND2              New Dimensions Fund (5/96)             20.62     --         --           21.43
      SC2              Small Cap Advantage Fund+               --       --         --             --
      SA2              Strategy Aggressive Fund (1/92)        -4.64    9.06        --            9.77
                 AIM V.I.
      2CA              Capital Appreciation Fund (5/93)       11.36    15.74       --           17.47
      2CD              Capital Development Fund (5/98)         --       --         --           -13.80
                 American Century
      2IF              VP International Fund (5/94)           4.15      --         --            8.57
      2VA              VP Value Fund (5/96)                   0.56      --         --           14.34
                 FIDELITY VIP
      2GI              III Growth & Income Portfolio          20.55     --         --           24.17
                       (Service Class) (12/96)
      2MP              III Mid Cap Portfolio (Service          --       --         --           -3.48
                       Class) (12/98)
      2OS              Overseas Portfolio (Service Class)     -1.07    1.29       5.79           6.05
                       (12/87)
                 FRANKLIN TEMPLETON VIP TRUST
      2RE              Real Estate Securities Fund - Class   -22.59    8.49        --            9.41
                       2 (1/89)***
      2IS              Templeton International Smaller       -18.28     --         --           -4.11
                       Companies Fund - Class 2 (5/96)***
      2SI              Value Securities Fund - Class 2         --       --         --           -27.29
                       (5/98)***
                 GOLDMAN SACHS VARIABLE INSURANCE TRUST
                 (VIT)
      2SE              CORESM Small Cap Equity Fund (2/98)     --       --         --           -15.65
      2UE              CORESM U.S. Equity Fund (2/98)          --       --         --            6.80
      2MC              Mid Cap Value Fund (4/98)               --       --         --           -19.38
                 LAZARD RETIREMENT SERIES, INC.
      2IP              International Equity Portfolio (9/98)   --       --         --            4.96
                 PUTNAM VARIABLE TRUST
      2IN              Putnam VT International New             --       --         --           -7.79
                       Opportunities Fund - Class IB Shares
                       (4/98)
      2VS              Putnam VT Vista Fund - Class IB         --       --         --             --
                       Shares (1/99)
                 ROYCE
      2MI              Micro-Cap Portfolio (12/96)           -15.98     --         --           -1.83
                 THIRD AVENUE VARIABLE SERIES TRUST
      2SV              Value Portfolio+                        --       --         --             --
                 WANGER
      2IT              International Small Cap (5/95)         8.40      --         --           19.42
      2SP              U.S. Small Cap (5/95)                  0.96      --         --           24.96
                 WARBURG PINCUS TRUST
      2EG              Emerging Growth Portfolio+              --       --         --             --

*Current  applicable  charges  deducted  from  fund  performance  include  a $30 contract  administrative  charge,  a 0.75%  mortality  and expense  risk fee and applicable  surrender  charges  associated with the ten-year  surrender charge schedule.
+  Fund  had  not   commenced   operations  as  of  Dec.  31,  1998.
**(Commencement  date of the Funds)
***Because Class 2 shares were not offered until Jan. 6, 1999, performance shown represents Class 1 shares. Although invested in the same portfolio of securities as Class 1, Class 2's standardized performance will differ because of Class 2's additional 12b-1 fee expense which affects all performance after the inception of Class 2. Figures assume reinvestment of dividends and capital gains.

Average Annual Total Return For Qualified Annuities With a Ten-Year Surrender Charge Schedule For Periods Ending
Dec. 31, 1998
                                                               Performance Since Commencement of the Fund*
Subaccount       Investing In:                               1 Year   5 Years   10 Years      Since
----------       -------------                               ------   -------   --------    Commencement
                 AXPSM VARIABLE PORTFOLIO
      BC2              Blue Chip Advantage Fund+               --%      --%       --%            --%
      BD2              Bond Fund (10/81)**                    -6.57    4.95       7.96          10.23
      CR2              Capital Resource Fund (10/81)          16.12    15.06     14.89          14.49
      CM2              Cash Management Fund (10/81)           -3.26    3.04       4.34           5.70
      DE2              Diversified Equity Income Fund+         --       --         --             --
      EI2              Extra Income Fund (5/96)              -11.98     --         --            1.54
      FI2              Federal Income Fund+                    --       --         --             --
      GB2              Global Bond Fund (5/96)                -0.60     --         --            3.82
      GR2              Growth Fund+                            --       --         --             --
      IE2              International Fund (1/92)              6.89     5.54        --            8.06
      MF2              Managed Fund (4/86)                    6.86     12.27     13.58          11.83
      ND2              New Dimensions Fund (5/96)             19.62     --         --           21.15
      SC2              Small Cap Advantage Fund+               --       --         --             --
      SA2              Strategy Aggressive Fund (1/92)        -5.55    8.91        --            9.52
                 AIM V.I.
      2CA              Capital Appreciation Fund (5/93)       10.36    15.63       --           17.30
      2CD              Capital Development Fund (5/98)         --       --         --           -14.62
                 American Century
      2IF              VP International Fund (5/94)           3.15      --         --            8.25
      2VA              VP Value Fund (5/96)                   -0.41     --         --           14.04
                 FIDELITY VIP
      2GI              III Growth & Income Portfolio          19.55     --         --           23.77
                       (Service Class) (12/96)
      2MP              III Mid Cap Portfolio (Service          --       --         --           -4.41
                       Class) (12/98)
      2OS              Overseas Portfolio (Service Class)     -2.03    0.91       5.79           6.05
                       (12/87)
                 FRANKLIN TEMPLETON VIP TRUST
      2RE              Real Estate Securities Fund - Class   -22.59    8.20        --             9.32
                       2 (1/89)***
      2IS              Templeton International Smaller       -18.28     --         --            -4.45
                       Companies Fund - Class 2 (5/96)***
      2SI              Value Securities Fund - Class 2         --       --         --           -27.96
                       (5/98)***
                 GOLDMAN SACHS VARIABLE INSURANCE TRUST
                 (VIT)
      2SE              CORESM Small Cap Equity Fund (2/98)     --       --         --           -16.45
      2UE              CORESM U.S. Equity Fund (2/98)          --       --         --            5.80
      2MC              Mid Cap Value Fund (4/98)               --       --         --           -20.14
                 LAZARD RETIREMENT SERIES, INC.
      2IP              International Equity Portfolio (9/98)   --       --         --            3.96
                 PUTNAM VARIABLE TRUST
      2IN              Putnam VT International New             --       --         --           -8.67
                       Opportunities Fund - Class IB Shares
                       (4/98)
      2VS              Putnam VT Vista Fund - Class IB         --       --         --             --
                       Shares (1/99)
                 ROYCE
      2MI              Micro-Cap Portfolio (12/96)           -16.77     --         --           -2.30
                 THIRD AVENUE VARIABLE SERIES TRUST
      2SV              Value Portfolio+                        --       --         --             --
                 WANGER
      2IT              International Small Cap (5/95)         7.40      --         --           19.25
      2SP              U.S. Small Cap (5/95)                  -0.02     --         --           24.81
                 WARBURG PINCUS TRUST
      2EG              Emerging Growth Portfolio+              --       --         --             --

*Current  applicable  charges  deducted  from  fund  performance  include  a $30 contract  administrative  charge and a 0.75%  mortality  and expense  risk fee and applicable surrender charges associated with the ten-year surrender charge schedule.
+  Fund  had  not   commenced   operations  as  of  Dec.  31,  1998.
**(Commencement  date of the Funds)
***Because Class 2 shares were not offered until Jan. 6, 1999, performance shown represents Class 1 shares. Although invested in the same portfolio of securities as Class 1, Class 2's standardized performance will differ because of Class 2's additional 12b-1 fee expense which affects all performance after the inception of Class 2. Figures assume reinvestment of dividends and capital gains.


Average Annual Total Return For Qualified Annuities Without Surrender For Periods Ending Dec. 31, 1998


                                                               Performance Since Commencement of the Fund*
Subaccount       Investing In:                               1 Year   5 Years   10 Years      Since
----------       -------------                               ------   -------   --------     Commencement
                 AXPSM VARIABLE PORTFOLIO
      BC2              Blue Chip Advantage Fund+               --%      --%       --%            --%
      BD2              Bond Fund (10/81)**                    0.68     5.92       8.06          10.23
      CR2              Capital Resource Fund (10/81)          23.12    15.63     14.89          14.49
      CM2              Cash Management Fund (10/81)           4.29     4.09       4.48           5.70
      DE2              Diversified Equity Income Fund+         --       --         --             --
      EI2              Extra Income Fund (5/96)               -5.19     --         --            4.39
      FI2              Federal Income Fund+                    --       --         --             --
      GB2              Global Bond Fund (5/96)                7.18      --         --            6.58
      GR2              Growth Fund+                            --       --         --             --
      IE2              International Fund (1/92)              14.89    6.49        --            8.50
      MF2              Managed Fund (4/86)                    14.86    13.02     13.64          11.83
      ND2              New Dimensions Fund (5/96)             27.62     --         --           23.30
      SC2              Small Cap Advantage Fund+               --       --         --             --
      SA2              Strategy Aggressive Fund (1/92)        1.79     9.75        --            9.94
                 AIM V.I.
      2CA              Capital Appreciation Fund (5/93)       18.36    16.29       --           17.80
      2CD              Capital Development Fund (5/98)         --       --         --           -8.06
                 American Century
      2IF              VP International Fund (5/94)           11.15     --         --            9.35
      2VA              VP Value Fund (5/96)                   7.38      --         --           16.41
                 FIDELITY VIP
      2GI              III Growth & Income Portfolio          27.55     --         --           26.96
                       (Service Class) (12/96)
      2MP              III Mid Cap Portfolio (Service          --       --         --            3.03
                       Class) (12/98)
      2OS              Overseas Portfolio (Service Class)     5.62     2.23       5.79           6.05
                       (12/87)
                 FRANKLIN TEMPLETON VIP TRUST
      2RE              Real Estate Securities Fund - Class   -17.51    9.14        --            9.41
                       2 (1/89)***
      2IS              Templeton International Smaller       -12.80     --         --           -1.81
                       Companies Fund - Class 2 (5/96)***
      2SI              Value Securities Fund - Class 2         --       --         --           -22.57
                       (5/98)***
                 GOLDMAN SACHS VARIABLE INSURANCE TRUST
                 (VIT)
      2SE              CORESM Small Cap Equity Fund (2/98)     --       --         --           -10.06
      2UE              CORESM U.S. Equity Fund (2/98)          --       --         --           13.80
      2MC              Mid Cap Value Fund (4/98)               --       --         --           -14.06
                 LAZARD RETIREMENT SERIES, INC.
      2IP              International Equity Portfolio (9/98)   --       --         --           11.96
                 PUTNAM VARIABLE TRUST
      2IN              Putnam VT International New             --       --         --           -1.60
                       Opportunities Fund - Class IB Shares
                       (4/98)
      2VS              Putnam VT Vista Fund - Class IB         --       --         --             --
                       Shares (1/99)
                 ROYCE
      2MI              Micro-Cap Portfolio (12/96)           -10.40     --         --            1.44
                 THIRD AVENUE VARIABLE SERIES TRUST
      2SV              Value Portfolio+                        --       --         --             --
                 WANGER
      2IT              International Small Cap (5/95)         15.40     --         --           20.43
      2SP              U.S. Small Cap (5/95)                  7.81      --         --           25.86
                 WARBURG PINCUS TRUST
      2EG              Emerging Growth Portfolio+              --       --         --             --

*Current  applicable  charges  deducted  from  fund  performance  include  a $30 contract  administrative  charge and a 0.75%  mortality  and expense  risk fee.
+  Fund  had  not   commenced   operations  as  of  Dec.  31,  1998.
**(Commencement  date of the Funds)
***Because Class 2 shares were not offered until Jan. 6, 1999, performance shown represents Class 1 shares. Although invested in the same portfolio of securities as Class 1, Class 2's standardized performance will differ because of Class 2's additional 12b-1 fee expense which affects all performance after the inception of Class 2. Figures assume reinvestment of dividends and capital gains.


Cumulative Total Return

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                        P

where:                P =  a hypothetical initial payment of $1,000
                    ERV =  Ending  Redeemable  Value of a hypothetical  $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

Total return figures reflect the deduction of the surrender charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a surrender charge. In addition, total return figures reflect the deduction of all other applicable charges including the contract administrative charge and mortality and expense risk fee.

Annualized Calculation of Yield for Subaccounts Investing in Money Market Funds

Annualized Simple Yield


For the subaccounts investing in money market funds, we base quotations of simple yield on:
         (a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;
         (b) less a pro rata share of the subaccount expenses accrued over the period;
         (c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and
         (d)  multiplying the base period return by 365/7.

The subaccount's value includes:
o  any declared dividends,
o  the value of any shares purchased with dividends paid during the period, and
o  any dividends declared for such shares.

It does not include:
o the effect of any applicable surrender charge, or
o any realized or unrealized gains or losses.

Annualized Compound Yield


We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)365/7] -1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.

Annualized Yield for Subaccounts Investing in Income Funds

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                                        YIELD = 2[(  a-b  + 1)6 - 1]
                                                     cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends
                  d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

         The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS

The Variable Account

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o determine the dollar value of your contract as of the valuation date that falls on (or closest to the valuation date that falls before) the seventh calendar day before the settlement date and then deduct any applicable premium tax; then
o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date that falls on (or closest to the valuation date that falls before) the seventh calendar day before the settlement date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

o the annuity unit value on the valuation date that falls on (or closest to the valuation date that falls before) the seventh calendar day before the payout is due; by
o    the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

o    the net investment factor; and
o    the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor:

We determine the net investment factor by:

o adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
o    dividing that sum by the previous adjusted net asset value per share; and
o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a variable subaccount.

The Fixed Account

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your fixed account at the settlement date or the date you selected to begin receiving your annuity payouts; then
o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES

The following chart reflects the ratings given to us by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to the fixed account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.


    Rating Agency              Rating

      A.M. Best                  A+
                             (Superior)
-----------------------

    Duff & Phelps               AAA
-----------------------

       Moody's                  Aa2

PRINCIPAL UNDERWRITER

The principal underwriter for the contract is IDS Life which offers the contract on a continuous basis.

The contract is new and, therefore, we have not received any surrender charges or paid any commissions.

INDEPENDENT AUDITORS



The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 200 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.


FINANCIAL STATEMENTS

Report of Independent Auditors
The Board of Directors
IDS Life Insurance Company

We have audited the accompanying consolidated balance sheets of IDS Life Insurance Company (a wholly owned subsidiary of American Express Financial Corporation) as of December 31, 1998 and 1997, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of IDS Life Insurance Company at December 31, 1998 and 1997, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 1998, in conformity with generally accepted accounting principles.


/s/ Ernst & Young LLP
Ernst & Young LLP
February 4, 1999
Minneapolis, Minnesota

                           IDS LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                                  December 31,
                                  ($ thousands)

ASSETS                                                     1998            1997


Investments:
Fixed maturities:
Held to maturity, at amortized cost (fair value:
1998, $8,420,035; 1997, $9,743,410)               $  7,964,114     $  9,315,450
Available for sale, at fair value (amortized cost:
1998, $13,344,949; 1997, $12,515,030)               13,613,139       12,876,694
Mortgage loans on real estate                        3,505,458        3,618,647
Policy loans                                           525,431          498,874
Other investments                                      366,604          318,591
Total investments                                   25,974,746       26,628,256
Cash and cash equivalents                               22,453           19,686
Amounts recoverable from reinsurers                    262,260          205,716
Amounts due from brokers                                   327            8,400
Other accounts receivable                               47,963           37,895
Accrued investment income                              366,574          357,390
Deferred policy acquisition costs                    2,496,352        2,479,577
Other assets                                            30,487           22,700
Separate account assets                             27,349,401       23,214,504
Total assets                                       $56,550,563      $52,974,124

                           IDS LIFE INSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEETS (continued)
                                  December 31,
                       ($ thousands, except share amounts)

LIABILITIES AND STOCKHOLDER'S EQUITY                  1998             1997

Liabilities:
Future policy benefits:
Fixed annuities                                $21,172,303      $22,009,747
Universal life-type insurance                    3,343,671        3,280,489
Traditional life insurance                         225,306          213,676
Disability income and long-term care insurance     660,320          533,124
Policy claims and other policyholders' funds        70,309           68,345
Deferred income taxes, net                          16,930           61,582
Amounts due to brokers                             195,406          381,458
Other liabilities                                  410,285          345,383
Separate account liabilities                    27,349,401       23,214,504
Total liabilities                               53,443,931       50,108,308
Commitments and contingencies
Stockholder's equity:
Capital stock, $30 par value per share;
100,000 shares authorized, issued and outstanding    3,000            3,000
Additional paid-in capital                         288,327          290,847
Accumulated other comprehensive income, net of tax:
Net unrealized securities gains                    169,584          226,359
Retained earnings                                2,645,721        2,345,610
Total stockholder's equity                       3,106,632        2,865,816
Total liabilities and stockholder's equity     $56,550,563      $52,974,124
                                                ==========       ==========

See accompanying notes.

                           IDS LIFE INSURANCE COMPANY
                        CONSOLIDATED STATEMENTS OF INCOME
                            Years ended December 31,
                                  ($ thousands)

                                                              1998              1997              1996

Revenues:
Premiums:
Traditional life insurance                              $    53,132       $    52,473      $    51,403
Disability income and long-term care insurance              176,298           154,021          131,518

Total premiums                                              229,430           206,494          182,921

Policyholder and contractholder charges                     383,965           341,726          302,999
Management and other fees                                   401,057           340,892          271,342
Net investment income                                     1,986,485         1,988,389        1,965,362
Net realized gain (loss) on investments                       6,902               860              (159)

Total revenues                                            3,007,839         2,878,361        2,722,465

Benefits and expenses:
Death and other benefits:
Traditional life insurance                                   29,835            28,951           26,919
Universal life-type insurance
and investment contracts                                    108,349            92,814           85,017
Disability income and long-term care insurance               27,414            22,333           19,185
Increase in liabilities for
future policy benefits:
Traditional life insurance                                    6,052             3,946            1,859
Disability income and long-term care insurance               73,305            63,631           57,230
Interest credited on universal life-type
insurance and investment contracts                        1,317,124         1,386,448        1,370,468
Amortization of deferred policy
acquisition costs                                           382,642           322,731          278,605
Other insurance and operating expenses                      287,326           276,596          261,468

Total benefits and expenses                               2,232,047         2,197,450        2,100,751

Income before income taxes                                  775,792           680,911          621,714

Income taxes                                                235,681           206,664          207,138

Net income                                               $  540,111        $  474,247       $  414,576

See accompanying notes.

                           IDS LIFE INSURANCE COMPANY
                 CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
                       Three years ended December 31, 1998
                                  ($ thousands)

                                                                                                 Accumulated Other
                                                                                                   Comprehensive
                                                           Total                   Additional
                                                       Stockholder's    Capital      Paid-In          Income,         Retained
                                                           Equity        Stock       Capital       Net of Tax        Earnings

Balance, December 31, 1995                               $2,331,708      $3,000     $278,814        $230,129        $1,819,765
Comprehensive income:
Net income                                                  414,576          --           --              --           414,576
Unrealized holding losses arising during
the year, net of deferred policy acquisition
costs of $10,325 and taxes of $82,982                      (154,111)         --           --        (154,111)               --
Reclassification adjustment for losses
included in net income, net of tax
of $(5,429)                                                  10,084          --           --          10,084                --
                                                      -----------------                         --------------------
                                                      -----------------                         --------------------
Other comprehensive loss                                   (144,027)         --           --        (144,027)               --
                                                      -----------------
Comprehensive income                                       270,549           --           --              --                --
Capital contribution from parent                             4,801           --        4,801              --                --
Other changes                                                2,022           --           --              --             2,022
Cash dividends to parent                                  (165,000)          --           --              --          (165,000)
                                                      ----------------------------------------------------------------------------

Balance, December 31, 1996                               2,444,080        3,000      283,615          86,102         2,071,363
Comprehensive income:
Net income                                                 474,247           --           --              --           474,247
Unrealized holding gains arising during
the year, net of effect on deferred policy
acquisition costs of $(7,714) and taxes of
$(75,215)                                                  139,686          --            --         139,686                --
Reclassification adjustment for losses
included in net income, net of tax of $(308)                   571          --            --             571                --
                                                      -----------------                         --------------------
                                                      -----------------                         --------------------
Other comprehensive income                                 140,257          --            --         140,257                --
                                                      -----------------
Comprehensive income                                       614,504          --            --              --                --
Capital contribution from parent                             7,232          --         7,232              --                --
Cash dividends to parent                                  (200,000)         --            --              --          (200,000)
                                                      ----------------------------------------------------------------------------

Balance, December 31, 1997                               2,865,816       3,000       290,847         226,359         2,345,610

                           IDS LIFE INSURANCE COMPANY
           CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY (continued)
                       Three years ended December 31, 1998
                                  ($ thousands)


                                                                                                    Accumulated
                                                                                                Other Comprehensive
                                                           Total                    Additional
                                                        Stockholder's     Capital      Paid-In         Income,          Retained
                                                           Equity         Stock       Capital       Net of Tax         Earnings

Balance, December 31, 1997                               $2,865,816       $3,000     $290,847        $226,359        $2,345,610
Comprehensive income:
Net income                                                  540,111          --           --              --            540,111
Unrealized holding losses arising during
the year, net of effect on deferred policy
acquisition costs of $6,333 and taxes of $32,826
                                                            (60,964)         --           --         (60,964)               --
Reclassification adjustment for losses
included in net income, net of tax
of $(2,254)                                                   4,189          --           --           4,189                --
                                                      -----------------                         --------------------
                                                      -----------------                         --------------------
Other comprehensive loss                                    (56,775)         --           --         (56,775)               --
                                                      -----------------
Comprehensive income                                        483,336          --           --              --                --
Other changes                                                (2,520)         --       (2,520)             --                --
Cash dividends to parent                                   (240,000)         --           --              --           (240,000)
                                                      ----------------------------------------------------------------------------

Balance, December 31, 1998                               $3,106,632      $3,000     $288,327        $169,584         $2,645,721
                                                      ============================================================================


See accompanying notes.

                           IDS LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                            Years ended December 31,
                                  ($ thousands)

                                                                        1998             1997              1996

Cash flows from operating activities:
Net income                                                          $ 540,111         $ 474,247        $ 414,576
Adjustments to reconcile net income to net cash
provided by (used in) operating activities:
Policy loans, excluding universal
life-type insurance:
Issuance                                                              (53,883)          (54,665)         (49,314)
Repayment                                                              57,902            46,015           41,179
Change in amounts recoverable from reinsurers                         (56,544)          (47,994)         (43,335)
Change in other accounts receivable                                   (10,068)            6,194           (4,981)
Change in accrued investment income                                    (9,184)          (14,077)           4,695
Change in deferred policy acquisition costs, net                      (10,443)         (156,486)        (294,755)
Change in liabilities for future policy benefits for
traditional life, disability income and long-term
care insurance                                                        138,826           112,915           97,479
Change in policy claims and other
policyholders' funds                                                    1,964           (15,289)          27,311
Deferred income tax provision (benefit)                               (19,122)           19,982          (65,609)
Change in other liabilities                                            64,902            13,305           46,724
Amortization of premium
(accretion of discount), net                                            9,170            (5,649)         (23,032)
Net realized (gain) loss on investments                                (6,902)             (860)             159
Policyholder and contractholder charges, non-cash                    (172,396)         (160,885)        (154,286)
Other, net                                                             10,786             7,161          (10,816)

Net cash provided by (used in) operating
activities                                                          $ 485,119         $ 223,914        $ (14,005)


                           IDS LIFE INSURANCE COMPANY
                CONSOLIDATED STATEMENTS OF CASH FLOWS (continued)
                            Years ended December 31,
                                  ($ thousands)

                                                                        1998              1997             1996

Cash flows from investing activities: Fixed maturities held to maturity:
Purchases                                                      $      (1,020)    $       (1,996)    $   (43,751)
Maturities, sinking fund payments and calls                        1,162,731            686,503         759,248
Sales                                                                236,963            236,761         279,506
Fixed maturities available for sale:
Purchases                                                         (4,100,238)        (3,160,133)     (2,299,198)
Maturities, sinking fund payments and calls                        2,967,311          1,206,213       1,270,240
Sales                                                                278,955            457,585         238,905
Other investments, excluding policy loans:
Purchases                                                           (555,647)          (524,521)       (904,536)
Sales                                                                579,038            335,765         236,912
Change in amounts due from brokers                                     8,073              2,647         (11,047)
Change in amounts due to brokers                                    (186,052)           119,471         140,369
Net cash provided by (used in)
investing activities                                                 390,114           (641,705)       (333,352)

Cash flows from financing activities:
Activity related to universal life-type insurance
and investment contracts:
Considerations received                                            1,873,624         2,785,758       3,567,586
Surrenders and other benefits                                     (3,792,612)       (3,736,242)     (4,250,294)
Interest credited to account balances                              1,317,124         1,386,448       1,370,468
Universal life-type insurance policy loans:
Issuance                                                             (97,602)          (84,835)        (86,501)
Repayment                                                             67,000            54,513          58,753
Capital transaction with parent                                           --             7,232           4,801
Dividends paid                                                      (240,000)         (200,000)       (165,000)
Net cash (used in) provided by
financing activities                                                (872,466)          212,874         499,813

Net increase (decrease) in cash and cash equivalents                   2,767          (204,917)        152,456

Cash and cash equivalents at beginning of year                        19,686           224,603          72,147

Cash and cash equivalents at end of year                        $     22,453      $     19,686       $ 224,603

See accompanying notes

                           IDS LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                  ($ thousands)

1.   Summary of significant accounting policies

     Nature of business

     IDS Life Insurance Company (the Company) is a stock life insurance company organized under the laws of the State of Minnesota. The Company is a wholly owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly owned subsidiary of American Express Company. The Company serves residents of all states except New York. IDS Life Insurance Company of New York is a wholly owned subsidiary of the Company and serves New York State residents. The Company also wholly owns American Enterprise Life Insurance Company, American Centurion Life Assurance Company, American Partners Life Insurance Company and American Express Corporation.

     The Company's principal products are deferred annuities and universal life insurance, which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company's insurance products include universal life (fixed and variable), whole life, single premium life and term products (including waiver of premium and accidental death benefits). The Company also markets disability income and long-term care insurance.

     Basis of presentation

     The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All material intercompany accounts and transactions have been eliminated in consolidation.

     The accompanying consolidated financial statements have been prepared in conformity with generally accepted accounting principles which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities (see Note 4).

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     Investments

     Fixed maturities that the Company has both the positive intent and the ability to hold to maturity are classified as held to maturity and carried at amortized cost. All other fixed maturities and all marketable equity securities are classified as available for sale and carried at fair value. Unrealized gains and losses on securities classified as available for sale are reported as a separate component of accumulated other comprehensive income, net of deferred policy acquisition costs and deferred taxes.

     Realized investment gain or loss is determined on an identified cost basis.

     Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

                           IDS LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
                                  ($ thousands)

1.    Summary of significant accounting policies (continued)

     Mortgage loans on real estate are carried at amortized cost less reserves for mortgage loan losses. The estimated fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities.

     Impairment of mortgage loans is measured as the excess of a loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for mortgage loan losses. The reserve for mortgage loan losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current and anticipated economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

     The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

     The cost of interest rate caps and floors is amortized to investment incom over the life of the contracts and payments received as a result of these agreements are recorded as investment income when realized. The amortized cost of interest rate caps and floors is included in other investments. Amounts paid or received under interest rate swap agreements are recognized as an adjustment to investment income.

     The Company purchases and writes index options to hedge the fee income earned on the management of equity securities in separate accounts and the underlying mutual funds. These index options are carried at market value and are included in other investments or other liabilities, as appropriate. Gains or losses on index options that qualify as hedges are deferred and recognized in management and other fees in the same period as the hedged fee income. Gains or losses on index options that do not qualify as hedges are marked to market through the income statement.

     The Company also uses index options to manage the risks related to a certain annuity product that pays interest based upon the relative change in a major stock market index between the beginning and end of the product's term. Purchased options used in conjunction with this product are reported in other investments and written options are included in other liabilities. The amortization of the cost of purchased options, the proceeds of written options and the changes in intrinsic value of the contracts are included in net investment income.

     Policy loans are carried at the aggregate of the unpaid loan balances which do not exceed the cash surrender values of the related policies.

     When evidence indicates a decline, which is other than temporary, in the underlying value or earning power of individual investments, such investments are written down to the fair value by a charge to income.

                           IDS LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
                                  ($ thousands)

1.   Summary of significant accounting policies (continued)

     Statements of cash flows

     The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

     Supplementary information to the consolidated statements of cash flows for the years ended December 31 is summarized as follows:

                                        1998             1997             1996

    Cash paid during the year for:
    Income taxes                    $215,003         $174,472          $317,283
    Interest on borrowings            14,529            8,213             4,119

     Recognition of profits on annuity contracts and insurance policies

     Profits on fixed deferred annuities are recognized by the Company over the lives of the contracts, using primarily the interest method. Profits represent the excess of investment income earned from investment of contract considerations over interest credited to contract owners and other expenses.

     The retrospective deposit method is used in accounting for universal life-type insurance. Under this method, profits are recognized over the lives of the policies in proportion to the estimated gross profits expected to be realized.

     Premiums on traditional life, disability income and long-term care insurance policies are recognized as revenue when due, and related benefits and expenses are associated with premium revenue in a manner that results in recognition of profits over the lives of the insurance policies. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

     Policyholder and contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. These charges also include the minimum death benefit guarantee fees received from the variable life insurance separate accounts. Management and other fees include investment management fees from underlying proprietary mutual funds and mortality and expense risk fees received from the variable annuity and variable life insurance separate accounts.

     Deferred policy acquisition costs

     The costs of acquiring new business, principally sales compensation, policy issue costs, underwriting and certain sales expenses, have been deferred on insurance and annuity contracts. The deferred acquisition costs for most single premium deferred annuities and installment annuities are amortized using primarily the interest method. The costs for universal life-type insurance and certain installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. For traditional life, disability income and long-term care insurance policies, the costs are amortized over an appropriate period in proportion to premium revenue.

                           IDS LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
                                  ($ thousands)

1.   Summary of significant accounting policies (continued)

     Liabilities for future policy benefits

     Liabilities for universal life-type insurance and deferred annuities are accumulation values.

     Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue.

     Liabilities for future benefits on traditional life insurance are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on cash value plans generally anticipated to be better than persistency on term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

     Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income and long-term care policy reserves are 3% to 9.5% at policy issue and grade to ultimate rates of 5% to 7% over 5 to 10 years.

     Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 6% to 8%.

     Reinsurance

     The maximum amount of life insurance risk retained by the Company on any one life is $750 of life benefit plus $50 of accidental death benefits. The maximum amount of life insurance risk retained on any joint-life combination is $1,500. The excesses are reinsured with other life insurance companies, primarily on a yearly renewable term basis. Long-term care policies are primarily reinsured on a coinsurance basis. Beginning in 1998, the Company retains all disability income and waiver of premium risk.

     Federal income taxes

     The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

     Included in other liabilities at December 31, 1998 and 1997 are $26,291 payable to and $12,061, receivable from, respectively, AEFC for federal income taxes.

                           IDS LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
                                  ($ thousands)

1.   Summary of significant accounting policies (continued)

     Separate account business

     The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. The Company receives investment management fees from the proprietary mutual funds used as investment options for variable annuities and variable life insurance. The Company receives mortality and expense risk fees from the separate accounts.

     The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

     For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue payable at the initial level regardless of investment performance so long as minimum premium payments are made.

     Accounting changes

     Effective January 1, 1998, the Company adopted SFAS No. 130, "Reporting Comprehensive Income." SFAS No. 130 requires the reporting and display of comprehensive income and its components. Comprehensive income is defined as the aggregate change in stockholder's equity excluding changes in ownership interests. For the Company, it is net income and the unrealized gains or losses on available-for-sale securities, net of the effect on deferred policy acquisition costs, taxes and reclassification adjustment.

     In March 1998, the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 98-1, "Accounting for Costs of Computer Software Developed or Obtained for Internal Use." The SOP, which is effective January 1, 1999, requires the capitalization of certain costs incurred after the date of adoption to develop or obtain software for internal use. Software utilized by the Company is owned by AEFC and will be capitalized by AEFC. As a result, the new rule will not have a material impact on the Company's results of operations or financial condition.

     In December 1997, the AICPA issued SOP 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments," providing guidance for the timing of recognition of liabilities related to guaranty fund assessments. The Company will adopt the SOP on January 1, 1999. The Company has historically carried a balance in other liabilities on the balance sheet for potential guaranty fund assessment exposure. Adoption of the SOP will not have a material impact on the Company's results of operations or financial condition.

                           IDS LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
                                  ($ thousands)

1.   Summary of significant accounting policies (continued)

     In June 1998, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," which is effective January 1, 2000. This Statement establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities in the balance sheet and measure those instruments at fair value. The accounting for changes in the fair value of a derivative depends on the intended use of the derivative and the resulting designation. Earlier application of all of the provisions of this Statement is encouraged, but it is permitted only as of the beginning of any fiscal quarter that begins after issuance of the Statement. This Statement cannot be applied retroactively. The ultimate financial impact of the new rule will be measured based on the derivatives in place at adoption and cannot be estimated at this time.

     Reclassification

     Certain 1997 and 1996 amounts have been reclassified to conform to the 1998 presentation.

2.   Investments

     Fair values of investments in fixed maturities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates and market data from independent brokers and financial files.

     The amortized cost, gross unrealized gains and losses and fair values of investments in fixed maturities and equity securities at December 31, 1998 are as follows:

                                                                       Gross            Gross
                                                    Amortized       Unrealized       Unrealized             Fair
    Held to maturity                                   Cost            Gains           Losses              Value

    U.S. Government agency obligations             $      39,888     $    4,460    $         --      $      44,348
    State and municipal obligations                        9,683            491              --             10,173
    Corporate bonds and obligations                    6,305,476        447,752          27,087          6,726,141
    Mortgage-backed securities                         1,609,067         30,458             152          1,639,373
                                                     $ 7,964,114       $483,161         $27,239         $8,420,035

                           IDS LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
                                  ($ thousands)

2.   Investments (continued)

                                                                       Gross            Gross
                                                    Amortized       Unrealized       Unrealized              Fair
    Available for sale                                 Cost            Gains           Losses                Value

    U.S. Government agency obligations            $       52,043     $   3,324     $         --      $       55,367
    State and municipal obligations                       11,060         1,231               --              12,291
    Corporate bonds and obligations                    7,332,344       271,174          155,181           7,448,337
    Mortgage-backed securities                         5,949,502       151,511            3,869           6,097,144
    Total fixed maturities                            13,344,949       427,240          159,050          13,613,139
    Equity securities                                                      158                  --
                                                           3,000                                              3,158
                                                     $13,347,949      $427,398         $159,050         $13,616,297

     The amortized cost, gross unrealized gains and losses and fair values of investments in fixed maturities and equity securities at December 31, 1997 are as follows:

                                                                       Gross            Gross
                                                    Amortized       Unrealized       Unrealized               Fair
    Held to maturity                                   Cost            Gains           Losses                 Value

    U.S. Government agency obligations             $     41,932      $    2,949     $        --       $      44,881
    State and municipal obligations                       9,684             568              --              10,252
    Corporate bonds and obligations                   7,280,646         415,700           9,322           7,687,024
    Mortgage-backed securities                        1,983,188          25,976           7,911           2,001,253
                                                     $9,315,450        $445,193         $17,233          $9,743,410

                                                                       Gross            Gross
                                                    Amortized       Unrealized       Unrealized          Fair
    Available for sale                                 Cost            Gains           Losses           Value

    U.S. Government agency obligations            $      65,291      $    4,154     $        --       $      69,445
    State and municipal obligations                      11,045           1,348              --              12,393
    Corporate bonds and obligations                   5,308,129         232,761          30,198           5,510,692
    Mortgage-backed securities                        7,130,565         160,478           6,879           7,284,164
    Total fixed maturities                           12,515,030         398,741          37,077          12,876,694
    Equity securities                                     3,000             361              --
                                                                                                              3,361
                                                    $12,518,030        $399,102         $37,077         $12,880,055

                           IDS LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
                                  ($ thousands)


2.   Investments (continued)

     The amortized cost and fair value of investments in fixed maturities at December 31, 1998 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                    Amortized           Fair
    Held to maturity                                                                   Cost             Value

    Due in one year or less                                                       $      354,296     $     359,020
    Due from one to five years                                                         2,111,369         2,249,847
    Due from five to ten years                                                         3,012,227         3,189,789
    Due in more than ten years                                                           877,155           982,006
    Mortgage-backed securities                                                         1,609,067         1,639,373
                                                                                   $   7,964,114      $  8,420,035

                                                                                    Amortized           Fair
    Available for sale                                                                 Cost             Value

    Due in one year or less                                                        $     102,463      $    104,475
    Due from one to five years                                                           682,336           725,859
    Due from five to ten years                                                         3,904,326         4,044,378
    Due in more than ten years                                                         2,718,659         2,654,382
    Mortgage-backed securities                                                         5,937,165         6,084,045
                                                                                     $13,344,949       $13,613,139

     During the years ended December 31, 1998, 1997 and 1996, fixed maturities classified as held to maturity were sold with amortized cost of $230,036, $229,848 and $277,527, respectively. Net gains and losses on these sales were not significant. The sale of these fixed maturities was due to significant deterioration in the issuers' credit worthiness.

     Fixed maturities available for sale were sold during 1998 with proceeds of $278,955 and gross realized gains and losses of $15,658 and $22,102, respectively. Fixed maturities available for sale were sold during 1997 with proceeds of $457,585 and gross realized gains and losses of $6,639 and $7,518, respectively. Fixed maturities available for sale were sold during 1996 with proceeds of $238,905 and gross realized gains and losses of $571 and $16,084, respectively.

     At December 31, 1998, bonds carried at $14,302 were on deposit with various states as required by law.

                           IDS LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
                                  ($ thousands)

2.   Investments (continued)

     At December 31, 1998, investments in fixed maturities comprised 83 percent of the Company's total invested assets. These securities are rated by Moody's and Standard & Poor's (S&P), except for securities carried at approximately $3.6 billion which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. A summary of investments in fixed maturities, at amortized cost, by rating on December 31 is as follows:

         Rating                                                                         1998            1997

    Aaa/AAA                                                                         $  7,629,628      $  9,195,619
    Aaa/AA                                                                                 2,277                --
    Aa/AA                                                                                308,053           232,451
    Aa/A                                                                                 301,325           246,792
    A/A                                                                                2,525,283         2,787,936
    A/BBB                                                                              1,148,736         1,200,345
    Baa/BBB                                                                            6,237,014         5,226,616
    Baa/BB                                                                               492,696           475,084
    Below investment grade                                                             2,664,051         2,465,637
                                                                                     $21,309,063       $21,830,480

     At December 31, 1998, 93 percent of the securities rated Aaa/AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer are greater than one percent of the Company's total investments in fixed maturities.

     At December 31, 1998, approximately 13 percent of the Company's invested assets were mortgage loans on real estate. Summaries of mortgage loans by region of the United States and by type of real estate are as follows:

                                                     December 31, 1998                 December 31, 1997
                                              On Balance       Commitments        On Balance        Commitments
         Region                                  Sheet          to Purchase_         Sheet           to Purchase

    East North Central                          $  750,705        $  16,393         $  748,372          $  32,462
    West North Central                             491,006           81,648            456,934             14,340
    South Atlantic                                 839,233           21,020            922,172             14,619
    Middle Atlantic                                476,448            6,169            545,601             15,507
    New England                                    263,761            2,824            316,250              2,136
    Pacific                                        195,851           16,946            184,917              3,204
    West South Central                             136,841            1,412            125,227                 --
    East South Central                              46,029               --             60,274                 --
    Mountain                                       345,379            8,473            297,545             28,717
                                                 3,545,253          154,885          3,657,292            110,985
    Less allowance for losses                       39,795               --             38,645                 --
                                                $3,505,458         $154,885         $3,618,647           $110,985

                           IDS LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
                                  ($ thousands)


2.   Investments (continued)

                                                    December 31, 1998                   December 31, 1997
                                              On Balance       Commitments        On Balance        Commitments
                Property type                    Sheet          to Purchase_         Sheet           to Purchase_

    Department/retail stores                    $1,139,349         $ 59,305        $1,189,203         $  27,314
    Apartments                                     960,808            9,272         1,089,127            16,576
    Office buildings                               783,576           50,450           716,729            34,546
    Industrial buildings                           298,549           13,263           295,889            21,200
    Hotels/motels                                  109,185           14,122           101,052                --
    Medical buildings                              124,369               --            99,979             9,748
    Nursing/retirement homes                        46,696               --            72,359                --
    Mixed Use                                       65,151               --            71,007                --
    Other                                           17,570            8,473            21,947             1,601
                                                 3,545,253          154,885         3,657,292           110,985
    Less allowance for losses                       39,795               --            38,645                  --
                                                $3,505,458         $154,885        $3,618,647          $110,985

     Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to purchase mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

     At December 31, 1998 and 1997, the Company's recorded investment in impaired loans was $24,941 and $45,714, respectively, with allowances of $6,662 and $9,812, respectively. During 1998 and 1997, the average recorded investment in impaired loans was $37,873 and $61,870, respectively.

     The Company recognized $1,809, $2,981 and $4,889 of interest income related to impaired loans for the years ended December 31, 1998, 1997 and 1996 respectively.

     The following table presents changes in the allowance for investment losses related to all loans:

                                                                     1998              1997             1996

    Balance, January 1                                                $38,645          $37,495           $37,340
    Provision for investment losses                                     7,582            8,801            10,005
    Loan payoffs                                                         (800)          (3,851)           (4,700)
    Foreclosures and writeoffs                                         (5,632)          (3,800)           (5,150)

    Balance, December 31                                              $39,795          $38,645           $37,495

     At December 31, 1998, the Company had commitments to purchase investments other than mortgage loans for $223,011. Commitments to purchase investments are made in the ordinary course of business. The fair value of these commitments is $nil.

                           IDS LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
                                  ($ thousands)

2.   Investments (continued)

     Net investment income for the years ended December 31 is summarized as follows:

                                                                      1998             1997              1996


    Interest on fixed maturities                                    $1,676,984       $1,692,481        $1,666,929
    Interest on mortgage loans                                         301,253          305,742           283,830
    Other investment income                                             43,518           25,089            43,283
    Interest on cash equivalents                                         5,486            5,914             5,754
                                                                     2,027,241        2,029,226         1,999,796
    Less investment expenses                                            40,756           40,837            34,434
                                                                    $1,986,485       $1,988,389        $1,965,362

     Net realized gain (loss) on investments for the years ended December 31 is summarized as follows:

                                                                      1998              1997            1996

    Fixed maturities                                                $  12,084        $  16,115          $  8,736
    Mortgage loans                                                     (5,933)          (6,424)           (8,745)
    Other investments                                                     751           (8,831)             (150)
                                                                   $    6,902      $       860         $    (159)

     Changes in net unrealized appreciation (depreciation) of investments for the years ended December 31 are summarized as follows:

                                                                      1998             1997             1996


    Fixed maturities available for sale                              $(93,474)        $223,441         $(231,853)
    Equity securities                                                    (203)              53               (52)

3.   Income taxes

     The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

     The income tax expense (benefit) for the years ended December 31 consists of the following:

                                                                     1998              1997             1996

    Federal income taxes:
    Current                                                          $244,946         $176,879          $260,357
    Deferred                                                          (16,602)          19,982           (65,609)
                                                                      228,344          196,861           194,748
    State income taxes-current                                          7,337            9,803            12,390
    Income tax expense                                               $235,681         $206,664          $207,138

                           IDS LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
                                  ($ thousands)


3.   Income taxes (continued)

     Increases (decreases) to the federal tax provision applicable to pretax income based on the statutory rate are attributable to:

                                               1998                       1997                      1996
                                     -------------------------- ------------------------- -------------------------
                                      Provision       Rate       Provision       Rate      Provision       Rate

    Federal income taxes based on
    the statutory rate                  $271,527      35.0%         $238,319     35.0%        $217,600     35.0%

    (Decreases) increases
       are
       attributable to:

    Tax-excluded interest and
       dividend income                   (12,289)     (1.6)          (10,294)    (1.5)          (9,636)    (1.5)

    State taxes, net of federal
       benefit                             4,769        .6             6,372       .9            8,053      1.3

    Affordable housing credits           (19,688)     (2.5)          (20,705)    (3.0)          (5,090)     (.8)

    Other, net                            (8,638)     (1.1)           (7,028)    (1.0)          (3,789)     (.7)

    Federal income taxes                $235,681      30.4%         $206,664     30.4%        $207,138     33.3%

     A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a policyholders' surplus account. At December 31, 1998, the Company had a policyholders' surplus account balance of $20,114. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if the Company is liquidated. Deferred income taxes of $7,040 have not been established because no distributions of such amounts are contemplated.

     Significant components of the Company's deferred tax assets and liabilities as of December 31 are as follows:

                                                                                        1998             1997

    Deferred tax assets:
    Policy reserves                                                                   $756,769          $748,204
    Life insurance guaranty fund assessment reserve                                     15,289            20,101
    Other                                                                                4,253             9,589
    Total deferred tax assets                                                          776,311           777,894

    Deferred tax liabilities:
    Deferred policy acquisition costs                                                  698,471           700,032
    Unrealized gain on investments                                                      91,315           121,885
    Investments, other                                                                   3,455            17,559
    Total deferred tax liabilities                                                     793,241           839,476
    Net deferred tax liabilities                                                      $ 16,930          $ 61,582

                           IDS LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
                                  ($ thousands)

3.   Income taxes (continued)

     The Company is required to establish a valuation allowance for any portion of the deferred tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

4.   Stockholder's equity

     Retained earnings available for distribution as dividends to the parent are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. Statutory unassigned surplus aggregated $1,598,203 as of December 31, 1998 and $1,468,677 as of December 31, 1997 (see Note 3 with respect to the income tax effect of certain distributions). In addition, any dividend distributions in 1999 in excess of approximately $353,933 would require approval of the Department of Commerce of the State of Minnesota.

     Statutory net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

                                                                     1998              1997             1996

    Statutory net income                                            $  429,903       $  379,615        $  365,585
    Statutory capital and surplus                                    1,883,405        1,765,290         1,565,082

5.   Related party transactions

     The Company loans funds to AEFC under a collateral loan agreement. The balance of the loan was $nil at December 31, 1998 and 1997. This loan can be increased to a maximum of $75,000 and pays interest at a rate equal to the preceding month's effective new money rate for the Company's permanent investments. Interest income on related party loans totaled $nil, $103 and $780 in 1998, 1997 and 1996, respectively.

     The Company participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Employer contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $211, $201 and $174 in 1998, 1997 and 1996, respectively.

     The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 1998, 1997 and 1996 were $1,503, $1,245 and $990, respectively.

                           IDS LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
                                  ($ thousands)

5.   Related party transactions (continued)

     The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. AEFC expenses these benefits and allocates the expenses to its subsidiaries. The Company's share of postretirement benefits in 1998, 1997 and 1996 was $1,352, $1,330 and $1,449, respectively.


     Charges by AEFC for use of joint facilities, technology support, marketing services and other services aggregated $411,337, $414,155 and $397,362 for 1998, 1997 and 1996, respectively. Certain of these costs are included in deferred policy acquisition costs.

6.   Commitments and contingencies

     At December 31, 1998, 1997 and 1996, traditional life insurance and universal life-type insurance in force aggregated $81,074,928, $74,730,720 and $67,274,354 respectively, of which $4,912,313, $4,351,904 and
     $3,875,921 were reinsured at the respective year ends. The Company also reinsures a portion of the risks assumed under disability income and long-term care policies. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $66,378, $60,495 and $48,250 and reinsurance recovered from reinsurers amounted to $20,982, $19,042, and $15,612 for the years ended December 31, 1998, 1997 and 1996, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

     A number of lawsuits have been filed against life and health insurers in jurisdictions in which the Company, its parent and its subsidiaries conduct business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents, and other matters. The Company has been named as a defendant in three of these types of actions.

     The plaintiffs purport to represent a class consisting of all persons who purchased policies or contracts from the Company and its subsidiaries. The complaints put at issue various alleged sales practices and misrepresentations, alleged breaches of fiduciary duties and alleged violations of consumer fraud statutes. The Company and its subsidiaries believe they have meritorious defenses to the claims raised in these lawsuits.

     The outcome of any litigation cannot be predicted with certainty. In the opinion of management, however, the ultimate resolution of these lawsuits, taken in the aggregate, should not have a material adverse effect on the Company's consolidated financial position.

     The IRS routinely examines the Company's federal income tax returns, and is currently auditing the Company's returns for the 1990 through 1992 tax years. Management does not believe there will be a material adverse effect on the Company's consolidated financial position as a result of this audit.

7.   Lines of credit

     The Company has available lines of credit with its parent aggregating $100,000. The interest rate for any borrowings is established by reference to various indices plus 20 to 45 basis points, depending on the term. Borrowings outstanding under this agreement were $nil at December 31, 1998 and 1997.

                           IDS LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
                                  ($ thousands)


8.   Derivative financial instruments

     The Company enters into transactions involving derivative financial instruments to manage its exposure to interest rate risk and equity market risk, including hedging specific transactions. The Company does not hold derivative instruments for trading purposes. The Company manages risks associated with these instruments as described below.

     Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate or equity market index. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

     Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

     Credit risk related to interest rate caps and floors and index options is measured by the replacement cost of the contracts. The replacement cost represents the fair value of the instruments.

     The notional or contract amount of a derivative financial instrument is generally used to calculate the cash flows that are received or paid over the life of the agreement. Notional amounts are not recorded on the balance sheet. Notional amounts far exceed the related credit risk.

                           IDS LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
                                  ($ thousands)


8.   Derivative financial instruments (continued)

     The Company's holdings of derivative financial instruments are as follows:

                                                  Notional         Carrying            Fair         Total Credit

    December 31, 1998                              Amount           Amount             Value          Exposure

    Assets:
    Interest rate caps                           $ 3,400,000         $ 15,985       $    4,256          $  4,256
    Interest rate floors                           1,000,000            1,082           13,971            13,971
    Options purchased                                110,912           24,094           29,453            29,453
    Liabilities:
    Options purchased/written                        265,454          (10,526)         (11,062)               --
    Off balance sheet:
    Interest rate swaps                            1,667,000               --          (73,477)               --
                                                                     $ 30,635         $(36,859)          $47,680



                                                  Notional         Carrying            Fair         Total Credit
    December 31, 1997                              Amount           Amount             Value          Exposure

    Assets:
    Interest rate caps                         $ 4,600,000           $ 24,963       $   15,665         $  15,665
    Interest rate floors                         1,000,000              1,561            4,551             4,551
    Options purchased/written                      279,737              9,808           10,449            10,449
    Liabilities:
    Options written                                 7,373                (89)              114                --
    Off balance sheet:
    Interest rate swaps                          1,267,000               --            (45,799)               --
                                                                      $36,243         $(15,020)          $30,665

     The fair values of derivative financial instruments are based on market values, dealer quotes or pricing models. The interest rate caps, floors and swaps expire on various dates from 1999 to 2003. The put and call options expire on various dates from 1999 to 2005.

     Interest rate caps, swaps and floors are used principally to manage the Company's interest rate risk. These instruments are used to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders.

     The Company is also using interest rate swaps to manage interest rate risk related to the level of fee income earned on the management of fixed income securities in separate accounts and the underlying mutual funds. The amount of fee income received is based upon the daily market value of the separate account and mutual fund assets. As a result, changing interest rate conditions could impact the Company's fee income significantly. The Company entered into interest rate swaps to hedge anticipated fee income for 1999 related to separate accounts and mutual funds which invest in fixed income securities. Interest will be accrued and reported in accrued investment income and other liabilities, as appropriate, and management and other fees.

                           IDS LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
                                  ($ thousands)


8.   Derivative financial instruments (continued)

     The Company offers a certain annuity product that pays interest based upon the relative change in a major stock market index between the beginning and end of the product's term. As a means of hedging its obligation under the provisions of this product, the Company purchases and writes options on the major stock market index.

     Index options are used to manage the equity market risk related to the fee income that the Company receives from its separate accounts and the underlying mutual funds. The amount of the fee income received is based upon the daily market value of the separate account and mutual fund assets. As a result, the Company's fee income could be impacted significantly by changing economic conditions in the equity market. The Company entered into index option collars (combination of puts and calls) to hedge anticipated fee income for 1998 and 1999 related to separate accounts and mutual funds which invest in equity securities. Testing has demonstrated the impact of these instruments on the income statement closely correlates with the amount of fee income the Company realizes. In the event that testing demonstrates that this correlation no longer exists, or in the event the Company disposes of the index options collars, the instruments will be marked-to-market through the income statement. At December 31, 1998 deferred losses on purchased put and written call index options were $2,933 and $7,435, respectively. At December 31, 1997 deferred losses on purchased put index options were $2,428 and deferred gains on written call index options were $5,275.

9.   Fair values of financial instruments

     The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations and all non-financial instruments, such as deferred acquisition costs are excluded.

     Off-balance sheet intangible assets, such as the value of the field force, are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                    1998                               1997

                                                  Carrying           Fair            Carrying           Fair
    Financial Assets                               Value             Value            Value             Value

    Investments:
    Fixed maturities (Note 2):
    Held to maturity                          $   7,964,114     $   8,420,035    $   9,315,450     $   9,743,410
    Available for sale                           13,613,139        13,613,139       12,876,694        12,876,694
    Mortgage loans on
    real estate (Note 2)                          3,505,458         3,745,617        3,618,647         3,808,570
    Other:
    Equity securities (Note 2)                       3,158              3,158            3,361             3,361
    Derivative financial
    Instruments (Note 8)                            41,161            47,680            36,332            30,665
    Other                                           28,872            28,872           82,347             85,383
    Cash and cash
    equivalents (Note 1)                            22,453            22,453           19,686            19,686
    Separate account assets (Note 1)            27,349,401        27,349,401       23,214,504        23,214,504

                           IDS LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
                                  ($ thousands)

9.   Fair values of financial instruments (continued)

                                                                    1998                               1997

                                                  Carrying           Fair            Carrying           Fair
    Financial Liabilities                          Value             Value            Value             Value

    Future policy benefits for
    fixed annuities                           $19,855,203       $19,144,838      $20,731,052       $19,882,302
    Derivative financial
    instruments (Note 8)                           10,526            84,539               89            45,685
    Separate account liabilities               25,005,732        24,179,115       21,488,282        20,707,620

     At December 31, 1998 and 1997, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $1,226,985 and $1,185,155, respectively, and policy loans of $90,115 and $93,540, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 1998 and 1997. The fair value of deferred annuities is estimated as the carrying amount less any applicable surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 1998 and 1997.

     At December 31, 1998 and 1997, the fair value of liabilities related to separate accounts is estimated as the carrying amount less any applicable surrender charges and less variable insurance contracts carried at $2,343,669 and $1,726,222, respectively.



10.  Year 2000 Issue (Unaudited)

     The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of the Company. All of the systems used by the Company are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of AEFC. The Company's business is heavily dependent upon AEFC's computer systems and has significant interactions with systems of third parties.

     A comprehensive review of AEFC's computer systems and business processes has been conducted to identify the major systems that could be affected by the Year 2000 issue. Steps have been taken to resolve potential problems including modification to existing software and the purchase of new software. AEFC's target date for substantially completing it's program of corrective measures on internal business critical systems was Dec. 31, 1998. As of June 30, 1999, AEFC completed its program of corrective measures on its internal systems and applications, including Year 2000 compliance testing. The Year 2000 readiness of unaffiliated investment managers and other third parties whose system failures could have an impact on the Company's operations continues to be evaluated. The failure of external parties to resolve their own Year 2000 issues in a timely manner could result in a material financial risk to AEFC or the Company.

     AEFC's Year 2000 project includes establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. These plans are being amended to include specific Year 2000 considerations and will continue to be refined throughout 1999 as additional information related to potential Year 2000 exposure is gathered.

                       STATEMENT OF ADDITIONAL INFORMATION

                                       for


         AMERICAN EXPRESS RETIREMENT ADVISOR VARIABLE ANNUITYSM -BAND 3


                          IDS Life Variable Account 10

                               September 15, 1999

IDS Life Variable Account 10 is a separate account established and maintained by IDS Life Insurance Company (IDS Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.


IDS Life Insurance Company
IDS Tower 10
Minneapolis, MN  55440-0010
800-437-0602

                                TABLE OF CONTENTS

Performance Information.......................................................p.

Calculating Annuity Payouts...................................................p.

Rating Agencies...............................................................p.

Principal Underwriter.........................................................p.

Independent Auditors..........................................................p.

Financial Statements

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

Average Annual Total Return

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                                  P(1+T)n = ERV

where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)


We calculated the following performance figures on the basis of historical performance of each fund. Currently we do not show any performance information for the subaccounts because they are new and have not had any activity to date. However, we show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Past performance does not guarantee future results.


Average Annual Total Return For Periods Ending Dec. 31, 1998


                                                               Performance Since Commencement of the Fund*
Subaccount       Investing In:                               1 Year   5 Years   10 Years       Since
----------       -------------                               ------   -------   --------     Commencement
                 AXPSM VARIABLE PORTFOLIO
      BC3              Blue Chip Advantage Fund+               --%      --%       --%            --%
      BD3              Bond Fund (10/81)**                    0.88     6.13       8.27          10.45
      CR3              Capital Resource Fund (10/81)          23.37    15.86     15.12          14.72
      CM3              Cash Management Fund (10/81)           4.49     4.29       4.69           5.91
      DE3              Diversified Equity Income Fund+         --       --         --             --
      EI3              Extra Income Fund (5/96)               -5.00     --         --            4.60
      FI3              Federal Income Fund+                    --       --         --             --
      GB3              Global Bond Fund (5/96)                7.39      --         --            6.79
      GR3              Growth Fund+                            --       --         --             --
      IE3              International Fund (1/92)              15.12    6.70        --            8.72
      MF3              Managed Fund (4/86)                    15.09    13.24     13.87          12.05
      ND3              New Dimensions Fund (5/96)             27.88     --         --           23.55
      SC3              Small Cap Advantage Fund+               --       --         --             --
      SA3              Strategy Aggressive Fund (1/92)        1.99     9.97        --           10.16
                 AIM V.I.
      3CA              Capital Appreciation Fund (5/93)       18.60    16.52       --           18.04
      3CD              Capital Development Fund (5/98)         --       --         --           -7.94
                 American Century
      3IF              VP International Fund (5/94)           11.38     --         --            9.57
      3VA              VP Value Fund (5/96)                   7.46      --         --           16.59
                 FIDELITY VIP
      3GI              III Growth & Income Portfolio          27.80     --         --           27.22
                       (Service Class) (12/96)
      3MP              III Mid Cap Portfolio (Service          --       --         --            3.03
                       Class) (12/98)
      3OS              Overseas Portfolio (Service Class)     5.83     3.36       6.48           6.70
                       (12/87)
                 FRANKLIN TEMPLETON VIP TRUST
      3RE              Real Estate Securities Fund - Class   -17.35    9.36        --            9.63
                       2 (1/89)***
      3IS              Templeton International Smaller       -12.72     --         --           -1.62
                       Companies Fund - Class 2 (5/96)***
      3SI              Value Securities Fund - Class 2         --       --         --           -22.46
                       (5/98)***
                 GOLDMAN SACHS VARIABLE INSURANCE TRUST
                 (VIT)
      3SE              CORESM Small Cap Equity Fund (2/98)     --       --         --           -9.90
      3UE              CORESM U.S. Equity Fund (2/98)          --       --         --           14.00
      3MC              Mid Cap Value Fund (4/98)               --       --         --           -13.94
                 LAZARD RETIREMENT SERIES, INC.
      3IP              International Equity Portfolio (9/98)   --       --         --           12.03
                 PUTNAM VARIABLE TRUST
      3IN              Putnam VT International New             --       --         --           -1.47
                       Opportunities Fund - Class IB Shares
                       (4/98)
      3VS              Putnam VT Vista Fund - Class IB         --       --         --             --
                       Shares (1/99)
                 ROYCE
      3MI              Micro-Cap Portfolio (12/96)            -9.87     --         --            1.64
                 THIRD AVENUE VARIABLE SERIES TRUST
      3SV              Value Portfolio+                        --       --         --             --
                 WANGER
      3IT              International Small Cap (5/95)         15.63     --         --           20.67
      3SP              U.S. Small Cap (5/95)                  8.02      --         --           26.10
                 WARBURG PINCUS TRUST
      3EG              Emerging Growth Portfolio+              --       --         --             --

*Current applicable charges deducted from fund performance include a $30 contract administrative charge and a 0.55% mortality and expense risk fee.
+ Fund had not commenced operations as of Dec. 31, 1998.
**(Commencement  date of the Funds)
***Because Class 2 shares were not offered until Jan. 6, 1999, performance shown represents Class 1 shares. Although invested in the same portfolio of securities as Class 1, Class 2's standardized performance will differ because of Class 2's additional 12b-1 fee expense which affects all performance after the inception of Class 2. Figures assume reinvestment of dividends and capital gains.

Cumulative Total Return

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                     ERV - P
                                        P

where:                P =  a hypothetical initial payment of $1,000
                    ERV =  Ending  Redeemable  Value of a hypothetical  $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

All total return figures reflect the deduction of all applicable charges including the contract administrative charge and mortality and expense risk fee.

Annualized Calculation of Yield for Subaccounts Investing in Money Market Funds

Annualized Simple Yield


For the subaccounts investing in money market funds, we base quotations of simple yield on:
         (a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;
         (b) less a pro rata share of the subaccount expenses accrued over the period;
         (c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and
         (d) multiplying the base period return by 365/7.

The subaccount's value includes:
o  any declared dividends,
o  the value of any shares purchased with dividends paid during the period, and
o  any dividends declared for such shares.

It does not include any realized or unrealized gains or losses.

Annualized Compound Yield


We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)365/7] -1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.

Annualized Yield for Subaccounts Investing in Income Funds

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                                        YIELD = 2[(  a-b  + 1)6 - 1]
                                                     cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends
                d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

         The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS

The Variable Account

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o determine the dollar value of your contract as of the valuation date that falls on (or closest to the valuation date that falls before) the seventh calendar day before the settlement date and then deduct any applicable premium tax; then
o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date that falls on (or closest to the valuation date that falls before) the seventh calendar day before the settlement date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

o the annuity unit value on the valuation date that falls on (or closest to the valuation date that falls before) the seventh calendar day before the payout is due; by
o    the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

o    the net investment factor; and
o    the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor:

We determine the net investment factor by:

o adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
o    dividing that sum by the previous adjusted net asset value per share; and
o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a variable subaccount.

The Fixed Account

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your fixed account at the settlement date or the date you selected to begin receiving your annuity payouts; then
o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES

The following chart reflects the ratings given to us by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to the fixed account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.


    Rating Agency              Rating

      A.M. Best                  A+
                             (Superior)
-----------------------

    Duff & Phelps               AAA
-----------------------

       Moody's                  Aa2

PRINCIPAL UNDERWRITER

The principal underwriter for the contract is IDS Life which offers the contract on a continuous basis.

The contract is new and, therefore, we have not received any surrender charges or paid any commissions.

INDEPENDENT AUDITORS



The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 200 South Sixth Street, Minneapolis, MN 55402), independent auditors, as stated in their report appearing herein.


FINANCIAL STATEMENTS

Report of Independent Auditors
The Board of Directors
IDS Life Insurance Company

We have audited the accompanying consolidated balance sheets of IDS Life Insurance Company (a wholly owned subsidiary of American Express Financial Corporation) as of December 31, 1998 and 1997, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of IDS Life Insurance Company at December 31, 1998 and 1997, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 1998, in conformity with generally accepted accounting principles.



/s/ Ernst & Young LLP
Ernst & Young LLP
February 4, 1999
Minneapolis, Minnesota

                           IDS LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                                  December 31,
                                  ($ thousands)

ASSETS                                                     1998            1997


Investments:
Fixed maturities:
Held to maturity, at amortized cost (fair value:
1998, $8,420,035; 1997, $9,743,410)               $  7,964,114     $  9,315,450
Available for sale, at fair value (amortized cost:
1998, $13,344,949; 1997, $12,515,030)               13,613,139       12,876,694
Mortgage loans on real estate                        3,505,458        3,618,647
Policy loans                                           525,431          498,874
Other investments                                      366,604          318,591
Total investments                                   25,974,746       26,628,256
Cash and cash equivalents                               22,453           19,686
Amounts recoverable from reinsurers                    262,260          205,716
Amounts due from brokers                                   327            8,400
Other accounts receivable                               47,963           37,895
Accrued investment income                              366,574          357,390
Deferred policy acquisition costs                    2,496,352        2,479,577
Other assets                                            30,487           22,700
Separate account assets                             27,349,401       23,214,504
Total assets                                       $56,550,563      $52,974,124

                           IDS LIFE INSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEETS (continued)
                                  December 31,
                       ($ thousands, except share amounts)

LIABILITIES AND STOCKHOLDER'S EQUITY                  1998             1997

Liabilities:
Future policy benefits:
Fixed annuities                                $21,172,303      $22,009,747
Universal life-type insurance                    3,343,671        3,280,489
Traditional life insurance                         225,306          213,676
Disability income and long-term care insurance     660,320          533,124
Policy claims and other policyholders' funds        70,309           68,345
Deferred income taxes, net                          16,930           61,582
Amounts due to brokers                             195,406          381,458
Other liabilities                                  410,285          345,383
Separate account liabilities                    27,349,401       23,214,504
Total liabilities                               53,443,931       50,108,308
Commitments and contingencies
Stockholder's equity:
Capital stock, $30 par value per share;
100,000 shares authorized, issued and outstanding    3,000            3,000
Additional paid-in capital                         288,327          290,847
Accumulated other comprehensive income, net of tax:
Net unrealized securities gains                    169,584          226,359
Retained earnings                                2,645,721        2,345,610
Total stockholder's equity                       3,106,632        2,865,816
Total liabilities and stockholder's equity     $56,550,563      $52,974,124
                                                ==========       ==========

See accompanying notes.

                           IDS LIFE INSURANCE COMPANY
                        CONSOLIDATED STATEMENTS OF INCOME
                            Years ended December 31,
                                  ($ thousands)

                                                              1998              1997              1996

Revenues:
Premiums:
Traditional life insurance                              $    53,132       $    52,473      $    51,403
Disability income and long-term care insurance              176,298           154,021          131,518

Total premiums                                              229,430           206,494          182,921

Policyholder and contractholder charges                     383,965           341,726          302,999
Management and other fees                                   401,057           340,892          271,342
Net investment income                                     1,986,485         1,988,389        1,965,362
Net realized gain (loss) on investments                       6,902               860              (159)

Total revenues                                            3,007,839         2,878,361        2,722,465

Benefits and expenses:
Death and other benefits:
Traditional life insurance                                   29,835            28,951           26,919
Universal life-type insurance
and investment contracts                                    108,349            92,814           85,017
Disability income and long-term care insurance               27,414            22,333           19,185
Increase in liabilities for
future policy benefits:
Traditional life insurance                                    6,052             3,946            1,859
Disability income and long-term care insurance               73,305            63,631           57,230
Interest credited on universal life-type
insurance and investment contracts                        1,317,124         1,386,448        1,370,468
Amortization of deferred policy
acquisition costs                                           382,642           322,731          278,605
Other insurance and operating expenses                      287,326           276,596          261,468

Total benefits and expenses                               2,232,047         2,197,450        2,100,751

Income before income taxes                                  775,792           680,911          621,714

Income taxes                                                235,681           206,664          207,138

Net income                                               $  540,111        $  474,247       $  414,576

See accompanying notes.

                           IDS LIFE INSURANCE COMPANY
                 CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
                       Three years ended December 31, 1998
                                  ($ thousands)

                                                                                                 Accumulated Other
                                                                                                   Comprehensive
                                                           Total                   Additional
                                                       Stockholder's    Capital      Paid-In          Income,         Retained
                                                           Equity        Stock       Capital       Net of Tax        Earnings

Balance, December 31, 1995                               $2,331,708      $3,000     $278,814        $230,129        $1,819,765
Comprehensive income:
Net income                                                  414,576          --           --              --           414,576
Unrealized holding losses arising during
the year, net of deferred policy acquisition
costs of $10,325 and taxes of $82,982                      (154,111)         --           --        (154,111)               --
Reclassification adjustment for losses
included in net income, net of tax
of $(5,429)                                                  10,084          --           --          10,084                --
                                                      -----------------                         --------------------
                                                      -----------------                         --------------------
Other comprehensive loss                                   (144,027)         --           --        (144,027)               --
                                                      -----------------
Comprehensive income                                       270,549           --           --              --                --
Capital contribution from parent                             4,801           --        4,801              --                --
Other changes                                                2,022           --           --              --             2,022
Cash dividends to parent                                  (165,000)          --           --              --          (165,000)
                                                      ----------------------------------------------------------------------------

Balance, December 31, 1996                               2,444,080        3,000      283,615          86,102         2,071,363
Comprehensive income:
Net income                                                 474,247           --           --              --           474,247
Unrealized holding gains arising during
the year, net of effect on deferred policy
acquisition costs of $(7,714) and taxes of
$(75,215)                                                  139,686          --            --         139,686                --
Reclassification adjustment for losses
included in net income, net of tax of $(308)                   571          --            --             571                --
                                                      -----------------                         --------------------
                                                      -----------------                         --------------------
Other comprehensive income                                 140,257          --            --         140,257                --
                                                      -----------------
Comprehensive income                                       614,504          --            --              --                --
Capital contribution from parent                             7,232          --         7,232              --                --
Cash dividends to parent                                  (200,000)         --            --              --          (200,000)
                                                      ----------------------------------------------------------------------------

Balance, December 31, 1997                               2,865,816       3,000       290,847         226,359         2,345,610

                           IDS LIFE INSURANCE COMPANY
           CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY (continued)
                       Three years ended December 31, 1998
                                  ($ thousands)


                                                                                                    Accumulated
                                                                                                Other Comprehensive
                                                           Total                    Additional
                                                        Stockholder's     Capital      Paid-In         Income,          Retained
                                                           Equity         Stock       Capital       Net of Tax         Earnings

Balance, December 31, 1997                               $2,865,816       $3,000     $290,847        $226,359        $2,345,610
Comprehensive income:
Net income                                                  540,111          --           --              --            540,111
Unrealized holding losses arising during
the year, net of effect on deferred policy
acquisition costs of $6,333 and taxes of $32,826
                                                            (60,964)         --           --         (60,964)               --
Reclassification adjustment for losses
included in net income, net of tax
of $(2,254)                                                   4,189          --           --           4,189                --
                                                      -----------------                         --------------------
                                                      -----------------                         --------------------
Other comprehensive loss                                    (56,775)         --           --         (56,775)               --
                                                      -----------------
Comprehensive income                                        483,336          --           --              --                --
Other changes                                                (2,520)         --       (2,520)             --                --
Cash dividends to parent                                   (240,000)         --           --              --           (240,000)
                                                      ----------------------------------------------------------------------------

Balance, December 31, 1998                               $3,106,632      $3,000     $288,327        $169,584         $2,645,721
                                                      ============================================================================


See accompanying notes.

                           IDS LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                            Years ended December 31,
                                  ($ thousands)

                                                                        1998             1997              1996

Cash flows from operating activities:
Net income                                                          $ 540,111         $ 474,247        $ 414,576
Adjustments to reconcile net income to net cash
provided by (used in) operating activities:
Policy loans, excluding universal
life-type insurance:
Issuance                                                              (53,883)          (54,665)         (49,314)
Repayment                                                              57,902            46,015           41,179
Change in amounts recoverable from reinsurers                         (56,544)          (47,994)         (43,335)
Change in other accounts receivable                                   (10,068)            6,194           (4,981)
Change in accrued investment income                                    (9,184)          (14,077)           4,695
Change in deferred policy acquisition costs, net                      (10,443)         (156,486)        (294,755)
Change in liabilities for future policy benefits for
traditional life, disability income and long-term
care insurance                                                        138,826           112,915           97,479
Change in policy claims and other
policyholders' funds                                                    1,964           (15,289)          27,311
Deferred income tax provision (benefit)                               (19,122)           19,982          (65,609)
Change in other liabilities                                            64,902            13,305           46,724
Amortization of premium
(accretion of discount), net                                            9,170            (5,649)         (23,032)
Net realized (gain) loss on investments                                (6,902)             (860)             159
Policyholder and contractholder charges, non-cash                    (172,396)         (160,885)        (154,286)
Other, net                                                             10,786             7,161          (10,816)

Net cash provided by (used in) operating
activities                                                          $ 485,119         $ 223,914        $ (14,005)


                           IDS LIFE INSURANCE COMPANY
                CONSOLIDATED STATEMENTS OF CASH FLOWS (continued)
                            Years ended December 31,
                                  ($ thousands)

                                                                        1998              1997             1996

Cash flows from investing activities: Fixed maturities held to maturity:
Purchases                                                      $      (1,020)    $       (1,996)    $   (43,751)
Maturities, sinking fund payments and calls                        1,162,731            686,503         759,248
Sales                                                                236,963            236,761         279,506
Fixed maturities available for sale:
Purchases                                                         (4,100,238)        (3,160,133)     (2,299,198)
Maturities, sinking fund payments and calls                        2,967,311          1,206,213       1,270,240
Sales                                                                278,955            457,585         238,905
Other investments, excluding policy loans:
Purchases                                                           (555,647)          (524,521)       (904,536)
Sales                                                                579,038            335,765         236,912
Change in amounts due from brokers                                     8,073              2,647         (11,047)
Change in amounts due to brokers                                    (186,052)           119,471         140,369
Net cash provided by (used in)
investing activities                                                 390,114           (641,705)       (333,352)

Cash flows from financing activities:
Activity related to universal life-type insurance
and investment contracts:
Considerations received                                            1,873,624         2,785,758       3,567,586
Surrenders and other benefits                                     (3,792,612)       (3,736,242)     (4,250,294)
Interest credited to account balances                              1,317,124         1,386,448       1,370,468
Universal life-type insurance policy loans:
Issuance                                                             (97,602)          (84,835)        (86,501)
Repayment                                                             67,000            54,513          58,753
Capital transaction with parent                                           --             7,232           4,801
Dividends paid                                                      (240,000)         (200,000)       (165,000)
Net cash (used in) provided by
financing activities                                                (872,466)          212,874         499,813

Net increase (decrease) in cash and cash equivalents                   2,767          (204,917)        152,456

Cash and cash equivalents at beginning of year                        19,686           224,603          72,147

Cash and cash equivalents at end of year                        $     22,453      $     19,686       $ 224,603

See accompanying notes

                           IDS LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                  ($ thousands)

1.   Summary of significant accounting policies

     Nature of business

     IDS Life Insurance Company (the Company) is a stock life insurance company organized under the laws of the State of Minnesota. The Company is a wholly owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly owned subsidiary of American Express Company. The Company serves residents of all states except New York. IDS Life Insurance Company of New York is a wholly owned subsidiary of the Company and serves New York State residents. The Company also wholly owns American Enterprise Life Insurance Company, American Centurion Life Assurance Company, American Partners Life Insurance Company and American Express Corporation.

     The Company's principal products are deferred annuities and universal life insurance, which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company's insurance products include universal life (fixed and variable), whole life, single premium life and term products (including waiver of premium and accidental death benefits). The Company also markets disability income and long-term care insurance.

     Basis of presentation

     The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All material intercompany accounts and transactions have been eliminated in consolidation.

     The accompanying consolidated financial statements have been prepared in conformity with generally accepted accounting principles which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities (see Note 4).

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     Investments

     Fixed maturities that the Company has both the positive intent and the ability to hold to maturity are classified as held to maturity and carried at amortized cost. All other fixed maturities and all marketable equity securities are classified as available for sale and carried at fair value. Unrealized gains and losses on securities classified as available for sale are reported as a separate component of accumulated other comprehensive income, net of deferred policy acquisition costs and deferred taxes.

     Realized investment gain or loss is determined on an identified cost basis.

     Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

                           IDS LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
                                  ($ thousands)

1.    Summary of significant accounting policies (continued)

     Mortgage loans on real estate are carried at amortized cost less reserves for mortgage loan losses. The estimated fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities.

     Impairment of mortgage loans is measured as the excess of a loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for mortgage loan losses. The reserve for mortgage loan losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current and anticipated economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

     The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

     The cost of interest rate caps and floors is amortized to investment incom over the life of the contracts and payments received as a result of these agreements are recorded as investment income when realized. The amortized cost of interest rate caps and floors is included in other investments. Amounts paid or received under interest rate swap agreements are recognized as an adjustment to investment income.

     The Company purchases and writes index options to hedge the fee income earned on the management of equity securities in separate accounts and the underlying mutual funds. These index options are carried at market value and are included in other investments or other liabilities, as appropriate. Gains or losses on index options that qualify as hedges are deferred and recognized in management and other fees in the same period as the hedged fee income. Gains or losses on index options that do not qualify as hedges are marked to market through the income statement.

     The Company also uses index options to manage the risks related to a certain annuity product that pays interest based upon the relative change in a major stock market index between the beginning and end of the product's term. Purchased options used in conjunction with this product are reported in other investments and written options are included in other liabilities. The amortization of the cost of purchased options, the proceeds of written options and the changes in intrinsic value of the contracts are included in net investment income.

     Policy loans are carried at the aggregate of the unpaid loan balances which do not exceed the cash surrender values of the related policies.

     When evidence indicates a decline, which is other than temporary, in the underlying value or earning power of individual investments, such investments are written down to the fair value by a charge to income.

                           IDS LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
                                  ($ thousands)

1.   Summary of significant accounting policies (continued)

     Statements of cash flows

     The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

     Supplementary information to the consolidated statements of cash flows for the years ended December 31 is summarized as follows:

                                        1998             1997             1996

    Cash paid during the year for:
    Income taxes                    $215,003         $174,472          $317,283
    Interest on borrowings            14,529            8,213             4,119

     Recognition of profits on annuity contracts and insurance policies

     Profits on fixed deferred annuities are recognized by the Company over the lives of the contracts, using primarily the interest method. Profits represent the excess of investment income earned from investment of contract considerations over interest credited to contract owners and other expenses.

     The retrospective deposit method is used in accounting for universal life-type insurance. Under this method, profits are recognized over the lives of the policies in proportion to the estimated gross profits expected to be realized.

     Premiums on traditional life, disability income and long-term care insurance policies are recognized as revenue when due, and related benefits and expenses are associated with premium revenue in a manner that results in recognition of profits over the lives of the insurance policies. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

     Policyholder and contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. These charges also include the minimum death benefit guarantee fees received from the variable life insurance separate accounts. Management and other fees include investment management fees from underlying proprietary mutual funds and mortality and expense risk fees received from the variable annuity and variable life insurance separate accounts.

     Deferred policy acquisition costs

     The costs of acquiring new business, principally sales compensation, policy issue costs, underwriting and certain sales expenses, have been deferred on insurance and annuity contracts. The deferred acquisition costs for most single premium deferred annuities and installment annuities are amortized using primarily the interest method. The costs for universal life-type insurance and certain installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. For traditional life, disability income and long-term care insurance policies, the costs are amortized over an appropriate period in proportion to premium revenue.

                           IDS LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
                                  ($ thousands)

1.   Summary of significant accounting policies (continued)

     Liabilities for future policy benefits

     Liabilities for universal life-type insurance and deferred annuities are accumulation values.

     Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue.

     Liabilities for future benefits on traditional life insurance are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on cash value plans generally anticipated to be better than persistency on term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

     Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income and long-term care policy reserves are 3% to 9.5% at policy issue and grade to ultimate rates of 5% to 7% over 5 to 10 years.

     Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 6% to 8%.

     Reinsurance

     The maximum amount of life insurance risk retained by the Company on any one life is $750 of life benefit plus $50 of accidental death benefits. The maximum amount of life insurance risk retained on any joint-life combination is $1,500. The excesses are reinsured with other life insurance companies, primarily on a yearly renewable term basis. Long-term care policies are primarily reinsured on a coinsurance basis. Beginning in 1998, the Company retains all disability income and waiver of premium risk.

     Federal income taxes

     The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

     Included in other liabilities at December 31, 1998 and 1997 are $26,291 payable to and $12,061, receivable from, respectively, AEFC for federal income taxes.

                           IDS LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
                                  ($ thousands)

1.   Summary of significant accounting policies (continued)

     Separate account business

     The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. The Company receives investment management fees from the proprietary mutual funds used as investment options for variable annuities and variable life insurance. The Company receives mortality and expense risk fees from the separate accounts.

     The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

     For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue payable at the initial level regardless of investment performance so long as minimum premium payments are made.

     Accounting changes

     Effective January 1, 1998, the Company adopted SFAS No. 130, "Reporting Comprehensive Income." SFAS No. 130 requires the reporting and display of comprehensive income and its components. Comprehensive income is defined as the aggregate change in stockholder's equity excluding changes in ownership interests. For the Company, it is net income and the unrealized gains or losses on available-for-sale securities, net of the effect on deferred policy acquisition costs, taxes and reclassification adjustment.

     In March 1998, the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 98-1, "Accounting for Costs of Computer Software Developed or Obtained for Internal Use." The SOP, which is effective January 1, 1999, requires the capitalization of certain costs incurred after the date of adoption to develop or obtain software for internal use. Software utilized by the Company is owned by AEFC and will be capitalized by AEFC. As a result, the new rule will not have a material impact on the Company's results of operations or financial condition.

     In December 1997, the AICPA issued SOP 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments," providing guidance for the timing of recognition of liabilities related to guaranty fund assessments. The Company will adopt the SOP on January 1, 1999. The Company has historically carried a balance in other liabilities on the balance sheet for potential guaranty fund assessment exposure. Adoption of the SOP will not have a material impact on the Company's results of operations or financial condition.

                           IDS LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
                                  ($ thousands)

1.   Summary of significant accounting policies (continued)

     In June 1998, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," which is effective January 1, 2000. This Statement establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities in the balance sheet and measure those instruments at fair value. The accounting for changes in the fair value of a derivative depends on the intended use of the derivative and the resulting designation. Earlier application of all of the provisions of this Statement is encouraged, but it is permitted only as of the beginning of any fiscal quarter that begins after issuance of the Statement. This Statement cannot be applied retroactively. The ultimate financial impact of the new rule will be measured based on the derivatives in place at adoption and cannot be estimated at this time.

     Reclassification

     Certain 1997 and 1996 amounts have been reclassified to conform to the 1998 presentation.

2.   Investments

     Fair values of investments in fixed maturities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates and market data from independent brokers and financial files.

     The amortized cost, gross unrealized gains and losses and fair values of investments in fixed maturities and equity securities at December 31, 1998 are as follows:

                                                                       Gross            Gross
                                                    Amortized       Unrealized       Unrealized             Fair
    Held to maturity                                   Cost            Gains           Losses              Value

    U.S. Government agency obligations             $      39,888     $    4,460    $         --      $      44,348
    State and municipal obligations                        9,683            491              --             10,173
    Corporate bonds and obligations                    6,305,476        447,752          27,087          6,726,141
    Mortgage-backed securities                         1,609,067         30,458             152          1,639,373
                                                     $ 7,964,114       $483,161         $27,239         $8,420,035

                           IDS LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
                                  ($ thousands)

2.   Investments (continued)

                                                                       Gross            Gross
                                                    Amortized       Unrealized       Unrealized              Fair
    Available for sale                                 Cost            Gains           Losses                Value

    U.S. Government agency obligations            $       52,043     $   3,324     $         --      $       55,367
    State and municipal obligations                       11,060         1,231               --              12,291
    Corporate bonds and obligations                    7,332,344       271,174          155,181           7,448,337
    Mortgage-backed securities                         5,949,502       151,511            3,869           6,097,144
    Total fixed maturities                            13,344,949       427,240          159,050          13,613,139
    Equity securities                                                      158                  --
                                                           3,000                                              3,158
                                                     $13,347,949      $427,398         $159,050         $13,616,297

     The amortized cost, gross unrealized gains and losses and fair values of investments in fixed maturities and equity securities at December 31, 1997 are as follows:

                                                                       Gross            Gross
                                                    Amortized       Unrealized       Unrealized               Fair
    Held to maturity                                   Cost            Gains           Losses                 Value

    U.S. Government agency obligations             $     41,932      $    2,949     $        --       $      44,881
    State and municipal obligations                       9,684             568              --              10,252
    Corporate bonds and obligations                   7,280,646         415,700           9,322           7,687,024
    Mortgage-backed securities                        1,983,188          25,976           7,911           2,001,253
                                                     $9,315,450        $445,193         $17,233          $9,743,410

                                                                       Gross            Gross
                                                    Amortized       Unrealized       Unrealized          Fair
    Available for sale                                 Cost            Gains           Losses           Value

    U.S. Government agency obligations            $      65,291      $    4,154     $        --       $      69,445
    State and municipal obligations                      11,045           1,348              --              12,393
    Corporate bonds and obligations                   5,308,129         232,761          30,198           5,510,692
    Mortgage-backed securities                        7,130,565         160,478           6,879           7,284,164
    Total fixed maturities                           12,515,030         398,741          37,077          12,876,694
    Equity securities                                     3,000             361              --
                                                                                                              3,361
                                                    $12,518,030        $399,102         $37,077         $12,880,055

                           IDS LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
                                  ($ thousands)


2.   Investments (continued)

     The amortized cost and fair value of investments in fixed maturities at December 31, 1998 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                    Amortized           Fair
    Held to maturity                                                                   Cost             Value

    Due in one year or less                                                       $      354,296     $     359,020
    Due from one to five years                                                         2,111,369         2,249,847
    Due from five to ten years                                                         3,012,227         3,189,789
    Due in more than ten years                                                           877,155           982,006
    Mortgage-backed securities                                                         1,609,067         1,639,373
                                                                                   $   7,964,114      $  8,420,035

                                                                                    Amortized           Fair
    Available for sale                                                                 Cost             Value

    Due in one year or less                                                        $     102,463      $    104,475
    Due from one to five years                                                           682,336           725,859
    Due from five to ten years                                                         3,904,326         4,044,378
    Due in more than ten years                                                         2,718,659         2,654,382
    Mortgage-backed securities                                                         5,937,165         6,084,045
                                                                                     $13,344,949       $13,613,139

     During the years ended December 31, 1998, 1997 and 1996, fixed maturities classified as held to maturity were sold with amortized cost of $230,036, $229,848 and $277,527, respectively. Net gains and losses on these sales were not significant. The sale of these fixed maturities was due to significant deterioration in the issuers' credit worthiness.

     Fixed maturities available for sale were sold during 1998 with proceeds of $278,955 and gross realized gains and losses of $15,658 and $22,102, respectively. Fixed maturities available for sale were sold during 1997 with proceeds of $457,585 and gross realized gains and losses of $6,639 and $7,518, respectively. Fixed maturities available for sale were sold during 1996 with proceeds of $238,905 and gross realized gains and losses of $571 and $16,084, respectively.

     At December 31, 1998, bonds carried at $14,302 were on deposit with various states as required by law.

                           IDS LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
                                  ($ thousands)

2.   Investments (continued)

     At December 31, 1998, investments in fixed maturities comprised 83 percent of the Company's total invested assets. These securities are rated by Moody's and Standard & Poor's (S&P), except for securities carried at approximately $3.6 billion which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. A summary of investments in fixed maturities, at amortized cost, by rating on December 31 is as follows:

         Rating                                                                         1998            1997

    Aaa/AAA                                                                         $  7,629,628      $  9,195,619
    Aaa/AA                                                                                 2,277                --
    Aa/AA                                                                                308,053           232,451
    Aa/A                                                                                 301,325           246,792
    A/A                                                                                2,525,283         2,787,936
    A/BBB                                                                              1,148,736         1,200,345
    Baa/BBB                                                                            6,237,014         5,226,616
    Baa/BB                                                                               492,696           475,084
    Below investment grade                                                             2,664,051         2,465,637
                                                                                     $21,309,063       $21,830,480

     At December 31, 1998, 93 percent of the securities rated Aaa/AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer are greater than one percent of the Company's total investments in fixed maturities.

     At December 31, 1998, approximately 13 percent of the Company's invested assets were mortgage loans on real estate. Summaries of mortgage loans by region of the United States and by type of real estate are as follows:

                                                     December 31, 1998                 December 31, 1997
                                              On Balance       Commitments        On Balance        Commitments
         Region                                  Sheet          to Purchase_         Sheet           to Purchase

    East North Central                          $  750,705        $  16,393         $  748,372          $  32,462
    West North Central                             491,006           81,648            456,934             14,340
    South Atlantic                                 839,233           21,020            922,172             14,619
    Middle Atlantic                                476,448            6,169            545,601             15,507
    New England                                    263,761            2,824            316,250              2,136
    Pacific                                        195,851           16,946            184,917              3,204
    West South Central                             136,841            1,412            125,227                 --
    East South Central                              46,029               --             60,274                 --
    Mountain                                       345,379            8,473            297,545             28,717
                                                 3,545,253          154,885          3,657,292            110,985
    Less allowance for losses                       39,795               --             38,645                 --
                                                $3,505,458         $154,885         $3,618,647           $110,985

                           IDS LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
                                  ($ thousands)


2.   Investments (continued)

                                                    December 31, 1998                   December 31, 1997
                                              On Balance       Commitments        On Balance        Commitments
                Property type                    Sheet          to Purchase_         Sheet           to Purchase_

    Department/retail stores                    $1,139,349         $ 59,305        $1,189,203         $  27,314
    Apartments                                     960,808            9,272         1,089,127            16,576
    Office buildings                               783,576           50,450           716,729            34,546
    Industrial buildings                           298,549           13,263           295,889            21,200
    Hotels/motels                                  109,185           14,122           101,052                --
    Medical buildings                              124,369               --            99,979             9,748
    Nursing/retirement homes                        46,696               --            72,359                --
    Mixed Use                                       65,151               --            71,007                --
    Other                                           17,570            8,473            21,947             1,601
                                                 3,545,253          154,885         3,657,292           110,985
    Less allowance for losses                       39,795               --            38,645                  --
                                                $3,505,458         $154,885        $3,618,647          $110,985

     Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to purchase mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

     At December 31, 1998 and 1997, the Company's recorded investment in impaired loans was $24,941 and $45,714, respectively, with allowances of $6,662 and $9,812, respectively. During 1998 and 1997, the average recorded investment in impaired loans was $37,873 and $61,870, respectively.

     The Company recognized $1,809, $2,981 and $4,889 of interest income related to impaired loans for the years ended December 31, 1998, 1997 and 1996 respectively.

     The following table presents changes in the allowance for investment losses related to all loans:

                                                                     1998              1997             1996

    Balance, January 1                                                $38,645          $37,495           $37,340
    Provision for investment losses                                     7,582            8,801            10,005
    Loan payoffs                                                         (800)          (3,851)           (4,700)
    Foreclosures and writeoffs                                         (5,632)          (3,800)           (5,150)

    Balance, December 31                                              $39,795          $38,645           $37,495

     At December 31, 1998, the Company had commitments to purchase investments other than mortgage loans for $223,011. Commitments to purchase investments are made in the ordinary course of business. The fair value of these commitments is $nil.

                           IDS LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
                                  ($ thousands)

2.   Investments (continued)

     Net investment income for the years ended December 31 is summarized as follows:

                                                                      1998             1997              1996


    Interest on fixed maturities                                    $1,676,984       $1,692,481        $1,666,929
    Interest on mortgage loans                                         301,253          305,742           283,830
    Other investment income                                             43,518           25,089            43,283
    Interest on cash equivalents                                         5,486            5,914             5,754
                                                                     2,027,241        2,029,226         1,999,796
    Less investment expenses                                            40,756           40,837            34,434
                                                                    $1,986,485       $1,988,389        $1,965,362

     Net realized gain (loss) on investments for the years ended December 31 is summarized as follows:

                                                                      1998              1997            1996

    Fixed maturities                                                $  12,084        $  16,115          $  8,736
    Mortgage loans                                                     (5,933)          (6,424)           (8,745)
    Other investments                                                     751           (8,831)             (150)
                                                                   $    6,902      $       860         $    (159)

     Changes in net unrealized appreciation (depreciation) of investments for the years ended December 31 are summarized as follows:

                                                                      1998             1997             1996


    Fixed maturities available for sale                              $(93,474)        $223,441         $(231,853)
    Equity securities                                                    (203)              53               (52)

3.   Income taxes

     The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

     The income tax expense (benefit) for the years ended December 31 consists of the following:

                                                                     1998              1997             1996

    Federal income taxes:
    Current                                                          $244,946         $176,879          $260,357
    Deferred                                                          (16,602)          19,982           (65,609)
                                                                      228,344          196,861           194,748
    State income taxes-current                                          7,337            9,803            12,390
    Income tax expense                                               $235,681         $206,664          $207,138

                           IDS LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
                                  ($ thousands)


3.   Income taxes (continued)

     Increases (decreases) to the federal tax provision applicable to pretax income based on the statutory rate are attributable to:

                                               1998                       1997                      1996
                                     -------------------------- ------------------------- -------------------------
                                      Provision       Rate       Provision       Rate      Provision       Rate

    Federal income taxes based on
    the statutory rate                  $271,527      35.0%         $238,319     35.0%        $217,600     35.0%

    (Decreases) increases
       are
       attributable to:

    Tax-excluded interest and
       dividend income                   (12,289)     (1.6)          (10,294)    (1.5)          (9,636)    (1.5)

    State taxes, net of federal
       benefit                             4,769        .6             6,372       .9            8,053      1.3

    Affordable housing credits           (19,688)     (2.5)          (20,705)    (3.0)          (5,090)     (.8)

    Other, net                            (8,638)     (1.1)           (7,028)    (1.0)          (3,789)     (.7)

    Federal income taxes                $235,681      30.4%         $206,664     30.4%        $207,138     33.3%

     A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a policyholders' surplus account. At December 31, 1998, the Company had a policyholders' surplus account balance of $20,114. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if the Company is liquidated. Deferred income taxes of $7,040 have not been established because no distributions of such amounts are contemplated.

     Significant components of the Company's deferred tax assets and liabilities as of December 31 are as follows:

                                                                                        1998             1997

    Deferred tax assets:
    Policy reserves                                                                   $756,769          $748,204
    Life insurance guaranty fund assessment reserve                                     15,289            20,101
    Other                                                                                4,253             9,589
    Total deferred tax assets                                                          776,311           777,894

    Deferred tax liabilities:
    Deferred policy acquisition costs                                                  698,471           700,032
    Unrealized gain on investments                                                      91,315           121,885
    Investments, other                                                                   3,455            17,559
    Total deferred tax liabilities                                                     793,241           839,476
    Net deferred tax liabilities                                                      $ 16,930          $ 61,582

                           IDS LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
                                  ($ thousands)

3.   Income taxes (continued)

     The Company is required to establish a valuation allowance for any portion of the deferred tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

4.   Stockholder's equity

     Retained earnings available for distribution as dividends to the parent are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. Statutory unassigned surplus aggregated $1,598,203 as of December 31, 1998 and $1,468,677 as of December 31, 1997 (see Note 3 with respect to the income tax effect of certain distributions). In addition, any dividend distributions in 1999 in excess of approximately $353,933 would require approval of the Department of Commerce of the State of Minnesota.

     Statutory net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

                                                                     1998              1997             1996

    Statutory net income                                            $  429,903       $  379,615        $  365,585
    Statutory capital and surplus                                    1,883,405        1,765,290         1,565,082

5.   Related party transactions

     The Company loans funds to AEFC under a collateral loan agreement. The balance of the loan was $nil at December 31, 1998 and 1997. This loan can be increased to a maximum of $75,000 and pays interest at a rate equal to the preceding month's effective new money rate for the Company's permanent investments. Interest income on related party loans totaled $nil, $103 and $780 in 1998, 1997 and 1996, respectively.

     The Company participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Employer contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $211, $201 and $174 in 1998, 1997 and 1996, respectively.

     The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 1998, 1997 and 1996 were $1,503, $1,245 and $990, respectively.

                           IDS LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
                                  ($ thousands)

5.   Related party transactions (continued)

     The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. AEFC expenses these benefits and allocates the expenses to its subsidiaries. The Company's share of postretirement benefits in 1998, 1997 and 1996 was $1,352, $1,330 and $1,449, respectively.


     Charges by AEFC for use of joint facilities, technology support, marketing services and other services aggregated $411,337, $414,155 and $397,362 for 1998, 1997 and 1996, respectively. Certain of these costs are included in deferred policy acquisition costs.

6.   Commitments and contingencies

     At December 31, 1998, 1997 and 1996, traditional life insurance and universal life-type insurance in force aggregated $81,074,928, $74,730,720 and $67,274,354 respectively, of which $4,912,313, $4,351,904 and
     $3,875,921 were reinsured at the respective year ends. The Company also reinsures a portion of the risks assumed under disability income and long-term care policies. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $66,378, $60,495 and $48,250 and reinsurance recovered from reinsurers amounted to $20,982, $19,042, and $15,612 for the years ended December 31, 1998, 1997 and 1996, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

     A number of lawsuits have been filed against life and health insurers in jurisdictions in which the Company, its parent and its subsidiaries conduct business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents, and other matters. The Company has been named as a defendant in three of these types of actions.

     The plaintiffs purport to represent a class consisting of all persons who purchased policies or contracts from the Company and its subsidiaries. The complaints put at issue various alleged sales practices and misrepresentations, alleged breaches of fiduciary duties and alleged violations of consumer fraud statutes. The Company and its subsidiaries believe they have meritorious defenses to the claims raised in these lawsuits.

     The outcome of any litigation cannot be predicted with certainty. In the opinion of management, however, the ultimate resolution of these lawsuits, taken in the aggregate, should not have a material adverse effect on the Company's consolidated financial position.

     The IRS routinely examines the Company's federal income tax returns, and is currently auditing the Company's returns for the 1990 through 1992 tax years. Management does not believe there will be a material adverse effect on the Company's consolidated financial position as a result of this audit.

7.   Lines of credit

     The Company has available lines of credit with its parent aggregating $100,000. The interest rate for any borrowings is established by reference to various indices plus 20 to 45 basis points, depending on the term. Borrowings outstanding under this agreement were $nil at December 31, 1998 and 1997.

                           IDS LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
                                  ($ thousands)


8.   Derivative financial instruments

     The Company enters into transactions involving derivative financial instruments to manage its exposure to interest rate risk and equity market risk, including hedging specific transactions. The Company does not hold derivative instruments for trading purposes. The Company manages risks associated with these instruments as described below.

     Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate or equity market index. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

     Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

     Credit risk related to interest rate caps and floors and index options is measured by the replacement cost of the contracts. The replacement cost represents the fair value of the instruments.

     The notional or contract amount of a derivative financial instrument is generally used to calculate the cash flows that are received or paid over the life of the agreement. Notional amounts are not recorded on the balance sheet. Notional amounts far exceed the related credit risk.

                           IDS LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
                                  ($ thousands)


8.   Derivative financial instruments (continued)

     The Company's holdings of derivative financial instruments are as follows:

                                                  Notional         Carrying            Fair         Total Credit

    December 31, 1998                              Amount           Amount             Value          Exposure

    Assets:
    Interest rate caps                           $ 3,400,000         $ 15,985       $    4,256          $  4,256
    Interest rate floors                           1,000,000            1,082           13,971            13,971
    Options purchased                                110,912           24,094           29,453            29,453
    Liabilities:
    Options purchased/written                        265,454          (10,526)         (11,062)               --
    Off balance sheet:
    Interest rate swaps                            1,667,000               --          (73,477)               --
                                                                     $ 30,635         $(36,859)          $47,680



                                                  Notional         Carrying            Fair         Total Credit
    December 31, 1997                              Amount           Amount             Value          Exposure

    Assets:
    Interest rate caps                         $ 4,600,000           $ 24,963       $   15,665         $  15,665
    Interest rate floors                         1,000,000              1,561            4,551             4,551
    Options purchased/written                      279,737              9,808           10,449            10,449
    Liabilities:
    Options written                                 7,373                (89)              114                --
    Off balance sheet:
    Interest rate swaps                          1,267,000               --            (45,799)               --
                                                                      $36,243         $(15,020)          $30,665

     The fair values of derivative financial instruments are based on market values, dealer quotes or pricing models. The interest rate caps, floors and swaps expire on various dates from 1999 to 2003. The put and call options expire on various dates from 1999 to 2005.

     Interest rate caps, swaps and floors are used principally to manage the Company's interest rate risk. These instruments are used to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders.

     The Company is also using interest rate swaps to manage interest rate risk related to the level of fee income earned on the management of fixed income securities in separate accounts and the underlying mutual funds. The amount of fee income received is based upon the daily market value of the separate account and mutual fund assets. As a result, changing interest rate conditions could impact the Company's fee income significantly. The Company entered into interest rate swaps to hedge anticipated fee income for 1999 related to separate accounts and mutual funds which invest in fixed income securities. Interest will be accrued and reported in accrued investment income and other liabilities, as appropriate, and management and other fees.

                           IDS LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
                                  ($ thousands)


8.   Derivative financial instruments (continued)

     The Company offers a certain annuity product that pays interest based upon the relative change in a major stock market index between the beginning and end of the product's term. As a means of hedging its obligation under the provisions of this product, the Company purchases and writes options on the major stock market index.

     Index options are used to manage the equity market risk related to the fee income that the Company receives from its separate accounts and the underlying mutual funds. The amount of the fee income received is based upon the daily market value of the separate account and mutual fund assets. As a result, the Company's fee income could be impacted significantly by changing economic conditions in the equity market. The Company entered into index option collars (combination of puts and calls) to hedge anticipated fee income for 1998 and 1999 related to separate accounts and mutual funds which invest in equity securities. Testing has demonstrated the impact of these instruments on the income statement closely correlates with the amount of fee income the Company realizes. In the event that testing demonstrates that this correlation no longer exists, or in the event the Company disposes of the index options collars, the instruments will be marked-to-market through the income statement. At December 31, 1998 deferred losses on purchased put and written call index options were $2,933 and $7,435, respectively. At December 31, 1997 deferred losses on purchased put index options were $2,428 and deferred gains on written call index options were $5,275.

9.   Fair values of financial instruments

     The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations and all non-financial instruments, such as deferred acquisition costs are excluded.

     Off-balance sheet intangible assets, such as the value of the field force, are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                    1998                               1997

                                                  Carrying           Fair            Carrying           Fair
    Financial Assets                               Value             Value            Value             Value

    Investments:
    Fixed maturities (Note 2):
    Held to maturity                          $   7,964,114     $   8,420,035    $   9,315,450     $   9,743,410
    Available for sale                           13,613,139        13,613,139       12,876,694        12,876,694
    Mortgage loans on
    real estate (Note 2)                          3,505,458         3,745,617        3,618,647         3,808,570
    Other:
    Equity securities (Note 2)                       3,158              3,158            3,361             3,361
    Derivative financial
    Instruments (Note 8)                            41,161            47,680            36,332            30,665
    Other                                           28,872            28,872           82,347             85,383
    Cash and cash
    equivalents (Note 1)                            22,453            22,453           19,686            19,686
    Separate account assets (Note 1)            27,349,401        27,349,401       23,214,504        23,214,504

                           IDS LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
                                  ($ thousands)

9.   Fair values of financial instruments (continued)

                                                                    1998                               1997

                                                  Carrying           Fair            Carrying           Fair
    Financial Liabilities                          Value             Value            Value             Value

    Future policy benefits for
    fixed annuities                           $19,855,203       $19,144,838      $20,731,052       $19,882,302
    Derivative financial
    instruments (Note 8)                           10,526            84,539               89            45,685
    Separate account liabilities               25,005,732        24,179,115       21,488,282        20,707,620

     At December 31, 1998 and 1997, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $1,226,985 and $1,185,155, respectively, and policy loans of $90,115 and $93,540, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 1998 and 1997. The fair value of deferred annuities is estimated as the carrying amount less any applicable surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 1998 and 1997.

     At December 31, 1998 and 1997, the fair value of liabilities related to separate accounts is estimated as the carrying amount less any applicable surrender charges and less variable insurance contracts carried at $2,343,669 and $1,726,222, respectively.



10.  Year 2000 Issue (Unaudited)

     The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of the Company. All of the systems used by the Company are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of AEFC. The Company's business is heavily dependent upon AEFC's computer systems and has significant interactions with systems of third parties.

     A comprehensive review of AEFC's computer systems and business processes has been conducted to identify the major systems that could be affected by the Year 2000 issue. Steps have been taken to resolve potential problems including modification to existing software and the purchase of new software. AEFC's target date for substantially completing it's program of corrective measures on internal business critical systems was Dec. 31, 1998. As of June 30, 1999, AEFC completed its program of corrective measures on its internal systems and applications, including Year 2000 compliance testing. The Year 2000 readiness of unaffiliated investment managers and other third parties whose system failures could have an impact on the Company's operations continues to be evaluated. The failure of external parties to resolve their own Year 2000 issues in a timely manner could result in a material financial risk to AEFC or the Company.

     AEFC's Year 2000 project includes establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. These plans are being amended to include specific Year 2000 considerations and will continue to be refined throughout 1999 as additional information related to potential Year 2000 exposure is gathered.